                              CREDIT SUISSE FUNDS

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                 ANNUAL REPORT
                                OCTOBER 31, 2001

                                 CREDIT SUISSE
                               FIXED INCOME FUND
                                        -
                                 CREDIT SUISSE
                           INVESTMENT GRADE BOND FUND
                                        -
                                 CREDIT SUISSE
                            NEW YORK MUNICIPAL FUND
                                        -
                                 CREDIT SUISSE
                                HIGH INCOME FUND
                                        -
                                 CREDIT SUISSE
                            GLOBAL FIXED INCOME FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE FIXED INCOME FUND
INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Advisor Class shares of Credit Suisse Fixed Income Fund(1) (the "Fund") had gains of 12.52% and 12.24%, respectively, vs. gains of 14.56% for the Lehman Brothers Aggregate Bond Index(2) and 14.25% for the Lehman Brothers Intermediate
Government/Corporate Bond Index.(3)

   The period was a good one for bonds, at least for the high-quality securities that comprise the bulk of the U.S. bond market. Investors took refuge in relatively stable and liquid investment-grade bonds amid a weakening economy and a falling stock market. The Federal Reserve's aggressive lowering of interest rates during the period also supported the rally in fixed-income issues. Government bonds such as Treasuries had solid gains, as did most investment-grade corporate bonds, despite the economic slowdown and a related softening of corporate profits. High-yield bonds were generally lackluster, reflecting investors' general aversion to risk (for example, in the weeks following the September 11 attacks, high-yield debt declined sharply).

   Against this backdrop, the Fund had a sizable gain, though it was somewhat restrained by its overweighting in high-yield debt (high-yield bonds accounted for about 12% of the Fund as of the end of the period). We raised that weighting in the period in the belief that an improving economy would benefit high-yield bonds in terms of total return. The group's late-period setback aside, and notwithstanding the likelihood of a delayed economic recovery, we plan to maintain our position. We will continue to closely monitor default trends--at present, we believe that yields are sufficiently high to compensate for expected incremental defaults--and will make adjustments to the Fund as we deem appropriate on a risk/reward basis.

   The overall credit rating of the Fund remained investment grade (with an average A rating as of October 31, 2001). We ended the period with an overweighting in higher-quality corporate bonds, and maintained significant exposure to high-grade asset-backed debt and mortgage-backed issues. We had a relatively light weighting in Treasury bonds, based on our view that their longer-term total-return potential is fairly limited.

   Going forward, although shocking events have hampered our strategy of positioning the Fund for a macroeconomic recovery, we have not abandoned that strategy. However, we now expect macroeconomic conditions to worsen sufficiently for the economy to experience negative GDP growth in at least the final two quarters of 2001 and not begin to rebound until approximately mid-2002.

   The degree of that rebound, however, could be sharper than previously forecast. We believe that patience will be rewarded. Given a favorable combination of recent developments--notably the aggressive easing by the Fed, falling energy prices and the likelihood of massive fiscal stimulus to rebuild damaged infrastructure and boost military capabilities--the eventual benefits for the economy might be substantial. Set within this environment, we believe that valuations are especially attractive for the non-Treasury sectors in which we invest.

Gregg M. Diliberto, Co-Portfolio Manager
Jo Ann Corkran, Co-Portfolio Manager
Leland Crabbe, Co-Portfolio Manager
Jose A. Rodriguez, Co-Portfolio Manager

   HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE FIXED INCOME FUND(1) COMMON SHARES, THE LEHMAN BROTHERS
          AGGREGATE BOND INDEX(2) AND THE LEHMAN BROTHERS INTERMEDIATE
                GOVERNMENT/CORPORATE BOND INDEX(3) FOR TEN YEARS
                       AND AT EACH MONTH END. (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSEE FIXED INCOME FUND (COMMON SHARES)]

1 YEAR       3 YEAR     5 YEAR     10 YEAR
12.52%        6.24%      6.99%       7.51%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                               FUND
                                                            ----------
1 Year Total Return (9/30/00 to 9/30/01)                      10.85%
3 Year Annual Total Return (9/30/98 to 9/30/01)                5.52%
5 Year Annual Total Return (9/30/96 to 9/30/01)                7.06%
10 Year Annual Total Return (9/30/91 to 9/30/01)               7.46%
Average Annual Total Return Since Inception
  (8/17/87 to 9/30/01)                                         7.65%

(1) Name changed from Warburg Pincus Fixed Income Fund.
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index, and includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's investors Service, Standard & Poor's Corporation or Fitch Investors' Service.
(3) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
 SUISSE FIXED INCOME FUND(1) ADVISOR SHARES, THE LEHMAN BROTHERS AGGREGATE BOND INDEX(2) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(3)
          FROM INCEPTION(07/03/96) AND AT EACH MONTH END. (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSE FIXED INCOME FUND (ADVISOR SHARES)]

                  Credit Suisse         Lehman Brothers   Lehman Brothers
                  Fixed Income Fund(1)  Aggregate Bond    Intermediate Government/
                  Advisor Shares        Index(2)          Corporate Bond
Index(3)
                     $10,000.00          $10,000.00               $10,000.00
Aug-96               $10,044.00           $9,983.20                $9,975.50
Sep-96               $10,199.68          $10,157.21               $10,152.86
Oct-96               $10,379.20          $10,382.19               $10,389.83
Nov-96               $10,558.76          $10,560.04               $10,581.11
Dec-96               $10,551.37          $10,461.83               $10,463.24
Jan-97               $10,624.17          $10,493.84               $10,475.69
Feb-97               $10,688.98          $10,519.97               $10,497.79
Mar-97               $10,601.33          $10,403.41               $10,373.18
Apr-97               $10,694.62          $10,559.15               $10,524.84
May-97               $10,798.36          $10,658.93               $10,623.03
Jun-97               $10,924.70          $10,785.45               $10,750.51
Jul-97               $11,195.63          $11,076.34               $11,079.37
Aug-97               $11,115.02          $10,981.86               $10,955.06
Sep-97               $11,258.41          $11,143.84               $11,127.27
Oct-97               $11,367.61          $11,305.54               $11,305.53
Nov-97               $11,374.43          $11,357.54               $11,365.00
Dec-97               $11,452.92          $11,471.91               $11,484.22
Jan-98               $11,614.40          $11,619.21               $11,646.14
Feb-98               $11,581.88          $11,610.50               $11,622.62
Mar-98               $11,602.73          $11,650.44               $11,658.42
Apr-98               $11,653.78          $11,711.25               $11,717.06
May-98               $11,749.34          $11,822.51               $11,842.43
Jun-98               $11,830.41          $11,922.65               $11,963.34
Jul-98               $11,825.68          $11,948.04               $11,972.91
Aug-98               $11,956.95          $12,142.44               $12,206.86
Sep-98               $12,147.06          $12,426.81               $12,555.86
Oct-98               $12,071.75          $12,361.07               $12,467.21
Nov-98               $12,133.32          $12,431.28               $12,541.52
Dec-98               $12,153.94          $12,468.70               $12,572.24
Jan-99               $12,187.97          $12,557.73               $12,661.51
Feb-99               $12,046.59          $12,338.47               $12,360.54
Mar-99               $12,135.74          $12,406.83               $12,421.85
Apr-99               $12,163.65          $12,446.16               $12,452.66
May-99               $12,074.85          $12,337.13               $12,324.15
Jun-99               $12,067.61          $12,297.77               $12,285.70
Jul-99               $12,048.30          $12,245.38               $12,251.66
Aug-99               $12,029.02          $12,239.14               $12,241.86
Sep-99               $12,134.88          $12,381.24               $12,352.28
Oct-99               $12,154.30          $12,426.92               $12,384.28
Nov-99               $12,160.37          $12,426.05               $12,377.34
Dec-99               $12,119.03          $12,366.16               $12,301.96
Jan-00               $12,079.03          $12,325.72               $12,298.52
Feb-00               $12,163.59          $12,474.74               $12,452.74
Mar-00               $12,266.98          $12,639.03               $12,632.68
Apr-00               $12,151.67          $12,602.88               $12,571.04
May-00               $12,124.94          $12,597.09               $12,559.60
Jun-00               $12,415.93          $12,859.11               $12,816.06
Jul-00               $12,518.99          $12,975.87               $12,951.79
Aug-00               $12,714.28          $13,163.89               $13,134.67
Sep-00               $12,798.20          $13,246.69               $13,184.05
Oct-00               $12,802.04          $13,334.38               $13,266.72
Nov-00               $12,914.69          $13,552.40               $13,493.58
Dec-00               $13,240.14          $13,803.79               $13,759.81
Jan-01               $13,655.88          $14,029.49               $13,990.56
Feb-01               $13,681.83          $14,151.68               $14,134.94
Mar-01               $13,700.99          $14,222.73               $14,199.82
Apr-01               $13,661.25          $14,163.70               $14,093.32
May-01               $13,784.20          $14,249.11               $14,174.36
Jun-01               $13,797.99          $14,302.97               $14,242.39
Jul-01               $14,071.19          $14,622.78               $14,597.31
Aug-01               $14,210.49          $14,790.21               $14,784.74
Sep-01               $14,167.86          $14,962.52               $14,920.76
Oct-01               $14,370.46          $15,275.69               $15,299.30

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

1 YEAR       3 year     5 year     FROM INCEPTION 7/3/96
12.24%        4.98%      6.72%             7.06%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                               FUND
                                                              ------
1 Year Total Return (9/30/00 to 9/30/01)                      10.69%
3 Year Annual Total Return (9/30/98 to 9/30/01)                5.26%
5 Year Annual Total Return (9/30/96 to 9/30/01)                6.79%
Average Annual Total Return Since Inception
  (7/3/96 to 9/30/01)                                          6.89%

(1) Name changed from Warburg Pincus Fixed Income Fund.
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index, and includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's investors Service, Standard & Poor's Corporation or Fitch Investors' Service.
(3) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001
Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class shares of Credit Suisse Investment Grade Bond Fund(1) (the "Fund") had a gain of 13.25%, vs. a return of 13.85% for the Lehman Brothers Intermediate Government Bond Index.(2)

   The period was a solid one for the government securities in which the Fund invests. Declining interest rates, subdued inflation, and a growing wariness of equities amid a weakening economy all helped support bonds, in particular high-quality bonds. U.S. Treasury bonds also benefited from a decline in the supply of these securities, a trend related to the government's running a budget surplus.

   The Fund's return reflected the hospitable environment for government bonds in the period. However, the Fund modestly trailed its benchmark in terms of total return, due primarily to its significant weighting in non-Treasury issues such as mortgage-backed agency bonds. Government-agency bonds generally lagged Treasuries for the 12 months. That notwithstanding, we continued to favor such bonds for their diversification aspects and for their yield advantage over comparable-maturity Treasury bonds.

   Going forward, while the Federal Reserve now has less room to lower interest rates (having lowered them aggressively in 2001), our outlook on the prospects for high-quality bonds remains favorable. The economic recovery appears delayed, and in fact a recession may be at hand; the uncertainty stands to support demand for government bonds over the near-to-intermediate term, we believe. And provided that inflation can remain subdued, as it has been for a long stretch now, we believe that the longer-term backdrop for government bonds should be favorable as well. As always, we will seek to provide as high a level of current income as is consistent with the preservation of capital.

Gregg M. Diliberto, Co-Portfolio Manager
Jo Ann Corkran, Co-Portfolio Manager
Leland Crabbe, Co-Portfolio Manager
Jose A. Rodriguez, Co-Portfolio Manager

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INVESTMENT GRADE BOND FUND(1) COMMON SHARES AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX(2) FOR TEN YEARS AND AT EACH MONTH END.
                                  (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSE INVESTMENT GRADE BOND FUND (COMMON SHARES)]

               Credit Suisse Investment       Lehman Brothers Intermediate
           Grade Bond Fund(1) Common Shares     Government Bond Index(2)

                               $10,000.00                      $10,000.00
Nov-91                         $10,121.30                      $10,117.30
Dec-91                         $10,421.14                      $10,363.15
Jan-92                         $10,253.89                      $10,263.56
Feb-92                         $10,268.91                      $10,295.48
Mar-92                         $10,192.15                      $10,254.50
Apr-92                         $10,294.06                      $10,346.59
May-92                         $10,462.81                      $10,500.96
Jun-92                         $10,658.92                      $10,652.28
Jul-92                         $10,903.55                      $10,856.59
Aug-92                         $11,031.88                      $10,967.54
Sep-92                         $11,218.02                      $11,118.68
Oct-92                         $11,034.44                      $10,985.25
Nov-92                         $10,947.27                      $10,940.65
Dec-92                         $11,114.69                      $11,081.57
Jan-93                         $11,343.86                      $11,287.46
Feb-93                         $11,527.95                      $11,453.84
Mar-93                         $11,570.67                      $11,495.99
Apr-93                         $11,675.07                      $11,585.89
May-93                         $11,621.44                      $11,554.38
Jun-93                         $11,779.65                      $11,721.68
Jul-93                         $11,788.21                      $11,745.24
Aug-93                         $11,946.73                      $11,920.13
Sep-93                         $11,996.43                      $11,968.65
Oct-93                         $12,004.66                      $11,997.01
Nov-93                         $11,934.38                      $11,937.75
Dec-93                         $11,989.55                      $11,987.17
Jan-94                         $12,123.56                      $12,105.60
Feb-94                         $11,974.65                      $11,939.51
Mar-94                         $11,827.86                      $11,765.44
Apr-94                         $11,716.19                      $11,689.43
May-94                         $11,713.61                      $11,697.73
Jun-94                         $11,710.00                      $11,700.07
Jul-94                         $11,850.16                      $11,853.69
Aug-94                         $11,882.85                      $11,888.19
Sep-94                         $11,805.04                      $11,790.11
Oct-94                         $11,790.59                      $11,792.47
Nov-94                         $11,739.23                      $11,740.11
Dec-94                         $11,775.55                      $11,778.38
Jan-95                         $11,973.52                      $11,970.01
Feb-95                         $12,168.27                      $12,200.92
Mar-95                         $12,231.38                      $12,268.14
Apr-95                         $12,343.12                      $12,410.33
May-95                         $12,747.93                      $12,760.30
Jun-95                         $12,810.08                      $12,841.46
Jul-95                         $12,797.19                      $12,847.62
Aug-95                         $12,963.17                      $12,953.74
Sep-95                         $13,063.27                      $13,040.53
Oct-95                         $13,243.46                      $13,183.46
Nov-95                         $13,487.94                      $13,344.16
Dec-95                         $13,689.95                      $13,475.87
Jan-96                         $13,753.17                      $13,589.61
Feb-96                         $13,559.99                      $13,446.10
Mar-96                         $13,422.68                      $13,384.79
Apr-96                         $13,351.08                      $13,345.84
May-96                         $13,335.70                      $13,339.03
Jun-96                         $13,481.03                      $13,474.56
Jul-96                         $13,506.93                      $13,516.33
Aug-96                         $13,519.04                      $13,531.73
Sep-96                         $13,680.08                      $13,706.70
Oct-96                         $13,927.24                      $13,931.35
Nov-96                         $14,090.59                      $14,099.50
Dec-96                         $14,000.91                      $14,023.79
Jan-97                         $14,042.70                      $14,077.78
Feb-97                         $14,078.72                      $14,100.73
Mar-97                         $13,991.19                      $14,020.64
Apr-97                         $14,130.12                      $14,178.79
May-97                         $14,228.96                      $14,289.24
Jun-97                         $14,355.76                      $14,411.41
Jul-97                         $14,644.54                      $14,677.16
Aug-97                         $14,553.95                      $14,621.24
Sep-97                         $14,725.58                      $14,780.17
Oct-97                         $14,899.84                      $14,952.36
Nov-97                         $14,925.31                      $14,985.26
Dec-97                         $15,057.81                      $15,107.39
Jan-98                         $15,265.03                      $15,304.54
Feb-98                         $15,226.97                      $15,288.47
Mar-98                         $15,284.80                      $15,336.02
Apr-98                         $15,325.74                      $15,409.17
May-98                         $15,444.63                      $15,515.49
Jun-98                         $15,563.47                      $15,619.60
Jul-98                         $15,575.40                      $15,679.74
Aug-98                         $15,895.71                      $15,976.40
Sep-98                         $16,292.43                      $16,349.13
Oct-98                         $16,251.88                      $16,376.27
Nov-98                         $16,224.53                      $16,326.16
Dec-98                         $16,285.29                      $16,389.66
Jan-99                         $16,355.96                      $16,462.76
Feb-99                         $16,103.14                      $16,237.06
Mar-99                         $16,207.04                      $16,344.71
Apr-99                         $16,244.70                      $16,389.00
May-99                         $16,122.15                      $16,288.70
Jun-99                         $16,114.02                      $16,312.00
Jul-99                         $16,088.13                      $16,314.28
Aug-99                         $16,095.02                      $16,337.12
Sep-99                         $16,234.63                      $16,477.13
Oct-99                         $16,244.60                      $16,509.75
Nov-99                         $16,254.09                      $16,521.15
Dec-99                         $16,213.48                      $16,469.27
Jan-00                         $16,140.05                      $16,414.10
Feb-00                         $16,262.98                      $16,550.01
Mar-00                         $16,412.94                      $16,738.84
Apr-00                         $16,407.54                      $16,732.15
May-00                         $16,455.09                      $16,776.82
Jun-00                         $16,707.99                      $17,043.24
Jul-00                         $16,807.82                      $17,156.40
Aug-00                         $16,994.87                      $17,348.73
Sep-00                         $17,163.90                      $17,500.18
Oct-00                         $17,263.01                      $17,620.23
Nov-00                         $17,555.77                      $17,878.72
Dec-00                         $17,832.24                      $18,194.28
Jan-01                         $18,037.57                      $18,436.26
Feb-01                         $18,185.85                      $18,605.69
Mar-01                         $18,302.21                      $18,740.40
Apr-01                         $18,217.83                      $18,681.18
May-01                         $18,423.14                      $18,758.52
Jun-01                         $18,464.89                      $18,818.36
Jul-01                         $18,837.95                      $19,169.70
Aug-01                         $18,924.46                      $19,339.92
Sep-01                         $19,270.88                      $19,752.83
Oct-01                         $19,610.15                      $20,060.98

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR       3 YEAR     5 YEAR     10 YEAR
13.25%        6.35%      7.02%       6.93%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. Fund

                                                              FUND
                                                             ------
1 Year Total Return (9/30/00 to 9/30/01)                     11.94%
3 Year Annual Total Return (9/30/98 to 9/30/01)               5.65%
5 Year Annual Total Return (9/30/96 to 9/30/01)               7.03%
10 Year Annual Total Return (9/30/91 to 9/30/01)              6.89%
Average Annual Total Return Since Inception
  (8/22/88 to 9/30/01)                                        7.75%

(1) Name changed from Warburg Pincus Intermediate Maturity Government Fund.
(2) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc.

CREDIT SUISSE NEW YORK
MUNICIPAL FUND INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001
Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class shares of Credit Suisse New York Municipal Fund(1) (the "Fund") had a gain of 9.20%, vs. a gain of 9.80% for the Lehman Brothers Five-Year Municipal Bond Index.(2)

   The period was a positive one for bonds due to two strong catalysts. One, the Federal Reserve aggressively lowered short-term interest rates by 400 basis points over the January-through-October span. In addition, bonds were helped by an increased premium on assets offering more stability as the economy weakened and as stocks spiraled downward (though risk concerns hampered high-yield bonds).

   Municipal bonds had good performance in the period, aided by these forces and by continued demand for securities offering tax-exempt income. As in the market for taxable bonds, higher-quality securities significantly outperformed lower-grade bonds.

   Against this backdrop, the Fund performed roughly in line with its benchmark in terms of total return. The Fund was aided by our continued emphasis on high-quality debt. On the negative side, the Fund was hampered compared to its benchmark by the dramatic impact the terrorist attacks had on New York's municipal bond market. New York debt, which lagged municipal bonds nationally, comprise a relatively small portion of the benchmark.

   In addition, the Fund's return was restrained by our purchase of some longer-maturity bonds. Our decision to lock in higher yields available on longer bonds, during this period of declining interest rates, hurt the Fund versus its shorter, lower-yielding benchmark as the price appreciation on the shorter bonds was greater than the extra yield earned for the shareholders.

   As we go forward, although the weakening economy has slowed the revenue flows for many municipalities, we believe that state and local governments are generally in good shape, with the credit upgrade/downgrade ratio remaining positive. In addition, municipal governments have become more proactive lately, some even calling special legislative sessions to address financial concerns.

   However, if the economic recovery is delayed indefinitely, municipalities in general could be challenged. New York City and State face the additional burden of recovering from the September atrocities in Manhattan. Federal aid should help ease this burden, as should various fundraising efforts, although Moody's has placed New York City on a credit watch and the situation merits close monitoring. In general, our focus will remain on high-quality bonds of issuers that we believe can maintain sound balance sheets over time.

   We believe that municipal bonds should continue to appeal to investors seeking tax-free income. For investors earning high incomes and/or residing in a higher-tax state such as New York, we believe yields remain especially compelling. One factor that might restrain municipal-bond prices over the near term is a projected rise in issuance over the next few months, but we believe that the market should absorb this higher supply in a fairly smooth manner.

Sharon B. Parente          Patrick A. Bittner, CFA
Co-Portfolio Manager       Co-Portfolio Manager

   A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE AND LOCAL INCOME TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

       COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) COMMON SHARES AND THE LEHMAN BROTHERS
     FIVE-YEAR MUNICIPAL BOND INDEX(2) FOR TEN YEARS AND AT EACH MONTH END.
                                  (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSE NEW YORK MUNICIPAL FUND (COMMON SHARES)]

             Credit Suisse New York             Lehman Brothers Five-Year
             Municipal Fund(1) Common Shares    Municipal Bond Index(2)
                                 $10,000                     $10,000
Nov-91                           $10,014                     $10,045
Dec-91                           $10,182                     $10,262
Jan-92                           $10,227                     $10,292
Feb-92                           $10,248                     $10,297
Mar-92                           $10,231                     $10,268
Apr-92                           $10,294                     $10,356
May-92                           $10,412                     $10,457
Jun-92                           $10,560                     $10,614
Jul-92                           $10,823                     $10,889
Aug-92                           $10,708                     $10,782
Sep-92                           $10,780                     $10,870
Oct-92                           $10,663                     $10,763
Nov-92                           $10,854                     $10,889
Dec-92                           $10,948                     $10,973
Jan-93                           $11,078                     $11,105
Feb-93                           $11,465                     $11,383
Mar-93                           $11,333                     $11,262
Apr-93                           $11,405                     $11,329
May-93                           $11,447                     $11,363
Jun-93                           $11,610                     $11,526
Jul-93                           $11,610                     $11,535
Aug-93                           $11,809                     $11,702
Sep-93                           $11,896                     $11,790
Oct-93                           $11,908                     $11,820
Nov-93                           $11,828                     $11,760
Dec-93                           $12,031                     $11,933
Jan-94                           $12,157                     $12,040
Feb-94                           $11,955                     $11,843
Mar-94                           $11,686                     $11,596
Apr-94                           $11,786                     $11,669
May-94                           $11,867                     $11,728
Jun-94                           $11,878                     $11,721
Jul-94                           $11,994                     $11,858
Aug-94                           $12,050                     $11,915
Sep-94                           $11,975                     $11,835
Oct-94                           $11,913                     $11,757
Nov-94                           $11,826                     $11,650
Dec-94                           $11,965                     $11,782
Jan-95                           $12,110                     $11,928
Feb-95                           $12,297                     $12,137
Mar-95                           $12,355                     $12,261
Apr-95                           $12,387                     $12,308
May-95                           $12,592                     $12,567
Jun-95                           $12,626                     $12,589
Jul-95                           $12,710                     $12,743
Aug-95                           $12,795                     $12,858
Sep-95                           $12,805                     $12,891
Oct-95                           $12,903                     $12,969
Nov-95                           $13,036                     $13,087
Dec-95                           $13,119                     $13,155
Jan-96                           $13,218                     $13,287
Feb-96                           $13,175                     $13,250
Mar-96                           $13,108                     $13,157
Apr-96                           $13,091                     $13,156
May-96                           $13,115                     $13,151
Jun-96                           $13,188                     $13,228
Jul-96                           $13,328                     $13,325
Aug-96                           $13,339                     $13,337
Sep-96                           $13,453                     $13,447
Oct-96                           $13,530                     $13,564
Nov-96                           $13,684                     $13,741
Dec-96                           $13,686                     $13,714
Jan-97                           $13,737                     $13,761
Feb-97                           $13,823                     $13,862
Mar-97                           $13,739                     $13,711
Apr-97                           $13,763                     $13,770
May-97                           $13,938                     $13,939
Jun-97                           $14,016                     $14,053
Jul-97                           $14,218                     $14,300
Aug-97                           $14,175                     $14,227
Sep-97                           $14,266                     $14,353
Oct-97                           $14,319                     $14,427
Nov-97                           $14,355                     $14,472
Dec-97                           $14,490                     $14,596
Jan-98                           $14,613                     $14,729
Feb-98                           $14,619                     $14,752
Mar-98                           $14,630                     $14,764
Apr-98                           $14,541                     $14,703
May-98                           $14,749                     $14,880
Jun-98                           $14,815                     $14,930
Jul-98                           $14,826                     $14,983
Aug-98                           $15,036                     $15,166
Sep-98                           $15,203                     $15,323
Oct-98                           $15,212                     $15,367
Nov-98                           $15,247                     $15,395
Dec-98                           $15,284                     $15,448
Jan-99                           $15,468                     $15,612
Feb-99                           $15,384                     $15,596
Mar-99                           $15,391                     $15,609
Apr-99                           $15,427                     $15,656
May-99                           $15,346                     $15,592
Jun-99                           $15,158                     $15,415
Jul-99                           $15,241                     $15,511
Aug-99                           $15,218                     $15,504
Sep-99                           $15,239                     $15,560
Oct-99                           $15,172                     $15,522
Nov-99                           $15,286                     $15,613
Dec-99                           $15,221                     $15,562
Jan-00                           $15,171                     $15,555
Feb-00                           $15,268                     $15,606
Mar-00                           $15,481                     $15,748
Apr-00                           $15,416                     $15,712
May-00                           $15,368                     $15,708
Jun-00                           $15,703                     $15,996
Jul-00                           $15,869                     $16,164
Aug-00                           $16,084                     $16,338
Sep-00                           $16,029                     $16,311
Oct-00                           $16,164                     $16,425
Nov-00                           $16,253                     $16,497
Dec-00                           $16,597                     $16,755
Jan-01                           $16,816                     $17,043
Feb-01                           $16,837                     $17,131
Mar-01                           $16,993                     $17,236
Apr-01                           $16,858                     $17,142
May-01                           $17,029                     $17,319
Jun-01                           $17,118                     $17,418
Jul-01                           $17,321                     $17,595
Aug-01                           $17,550                     $17,833
Sep-01                           $17,426                     $17,886
Oct-01                           $17,596                     $18,035

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR      3 YEAR     5 YEAR     10 YEAR
9.20%       5.09%      5.46%       5.85%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        FUND
                                                                       ------
1 Year Total Return (9/30/00 to 9/30/01)                                9.06%
3 Year Annual Total Return (9/30/98 to 9/30/01)                         4.77%
5 Year Annual Total Return (9/30/96 to 9/30/01)                         5.38%
10 Year Annual Total Return (9/30/91 to 9/30/01)                        5.84%
Average Annual Total Return Since Inception
  (8/1/87 to 9/30/01)                                                   5.78%

(1) Name changed from Warburg Pincus New York Intermediate Municipal Fund.
(2) The Lehman Brothers Five-Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds, and is compiled by Lehman Brothers Inc.

CREDIT SUISSE HIGH INCOME FUND
INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001
Dear Shareholder:

   For the 12 months ended October 31, 2001 the Common Class and Class D shares of Credit Suisse High Income Fund(1) (the "Fund") had gains of 0.88% and 1.12%, respectively, vs. a return of 0.35% for the Credit Suisse First Boston High Yield Index, Developed Countries Only.

   The period was ultimately a lackluster one for high-yield bonds, though this belied the group's volatility during the 12 months. The group had periodic rallies, which typically proved short-lived due to a flow of disappointing economic reports. The last two months of the period were especially noteworthy. High-yield bond prices plunged in the weeks following the terrorist atrocities, with September turning out to be one of the worst months for the group on record. However, these bonds had a generally good showing in October, with investors appearing to take heart from the Federal Reserve's aggressive efforts to cut interest rates and boost the economy.

   The Fund had a positive, albeit modest, total return for the period, reflecting the restrained environment for high-yield debt. The Fund outperformed its benchmark, though we lost ground as the late-period uncertainty particularly weighed on B-rated bonds, which we continued to favor over BB-rated issues (the Fund had a considerably wider edge over its benchmark as of the period's midway point).

   We believe much uncertainty remains, and that high yield's upside potential over the near-to-intermediate term could be limited by certain factors. One is the general expectation that the U.S. economy will experience a meaningful rebound at least one or two quarters later than previously anticipated. Investors therefore could be less willing to lend capital to borrowers whose creditworthiness may not be solid. And potentially high volatility in NASDAQ-type stocks, which frequently set the tone for high-yield bonds, could periodically upend the group.

   That said, we have made no major strategy changes in the portfolio. We plan to maintain an average credit quality of B for the Fund; we expect to continue to overweight the cable/media, gaming and energy sectors; and we are unlikely to materially raise our exposure to the volatile telecommunications industry anytime soon (our weighting has remained at a slightly below-market level). As always, we will continue to strive to provide what we deem to be attractive levels of income from a diversified portfolio of high-yield bonds.

Richard J. Lindquist
Portfolio Manager

   HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE HIGH INCOME FUND(1) COMMON SHARES, THE LIPPER HIGH YIELD INDEX(2) AND THE CSFB HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(3) FROM INCEPTION(08/01/00) AND
                         AT EACH MONTH END. (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSE HIGH INCOME FUND (COMMON SHARES)]

                                                         CSFB High Yield
           Credit Suisse High Income   Lipper High     Index, Developed
           Fund(1) Common Shares       Yield Index(2)  Countries Only(3)
 7/00                   $10,000        $10,000              $10,000
 8/00                   $10,079        $10,052              $10,067
 9/00                    $9,948         $9,904               $9,974
10/00                    $9,713         $9,566               $9,664
11/00                    $9,335         $9,032               $9,283
12/00                    $9,542         $9,188               $9,470
 1/01                   $10,214         $9,797              $10,037
 2/01                   $10,406         $9,829              $10,139
 3/01                   $10,158         $9,502               $9,937
 4/01                   $10,172         $9,378               $9,833
 5/01                   $10,296         $9,477              $10,030
 6/01                    $9,999         $9,198               $9,875
 7/01                   $10,134         $9,252               $9,981
 8/01                   $10,242         $9,293              $10,120
 9/01                    $9,443         $8,637               $9,482
10/01                    $9,798         $8,835               $9,698

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR          FROM INCEPTION (08/01/00)
 0.88%                  (1.62%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                               FUND
                                                             --------
1 Year Total Return (9/30/00 to 9/30/01)                      (5.08%)
Average Annual Total Return (08/01/00 to 9/30/01)             (4.80%)

(1) Name changed from DLJ High Income Fund.
(2) The Lipper High Yield Bond Fund Index is an equally weighted performance index of the 30 largest funds within the investment objective of high yield bonds, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.
(3) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Name changed from The Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001.

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
 SUISSE HIGH INCOME FUND(1) CLASS D SHARES, THE LIPPER HIGH YIELD INDEX(2) AND THE CSFB HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(3) FROM INCEPTION (05/13/99)
                       AND AT EACH MONTH END. (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSE HIGH INCOME FUND (CLASS D SHARES)]

                Credit Suisse
                High Income                            CSFB High Yield
                Fund(1)             Lipper High        Index, Developed
                Class D Shares      Yield Index(2)     Countries Only(3)
      4/99         $10,000              $10,000               $10,000
      5/99          $9,908               $9,810                $9,892
      6/99          $9,899               $9,811                $9,897
      7/99          $9,923               $9,814                $9,902
      8/99          $9,841               $9,715                $9,814
      9/99          $9,836               $9,639                $9,738
     10/99          $9,833               $9,611                $9,690
     11/99         $10,038               $9,780                $9,822
     12/99         $10,138               $9,898                $9,941
      1/00         $10,092               $9,849                $9,901
      2/00         $10,126               $9,919                $9,963
      3/00          $9,944               $9,747                $9,813
      4/00         $10,045               $9,705                $9,798
      5/00          $9,977               $9,532                $9,642
      6/00         $10,091               $9,708                $9,858
      7/00         $10,154               $9,726                $9,950
      8/00         $10,228               $9,776               $10,017
      9/00         $10,108               $9,632                $9,925
     10/00          $9,862               $9,303                $9,616
     11/00          $9,480               $8,784                $9,237
     12/00          $9,692               $8,936                $9,423
      1/01         $10,377               $9,528                $9,987
      2/01         $10,574               $9,559               $10,088
      3/01         $10,336               $9,241                $9,887
      4/01         $10,341               $9,120                $9,785
      5/01         $10,469               $9,217                $9,980
      6/01         $10,181               $8,946                $9,826
      7/01         $10,308               $8,998                $9,931
      8/01         $10,432               $9,038               $10,070
      9/01          $9,609               $8,400                $9,434
     10/01          $9,972               $8,592                $9,650

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (CLASS D SHARES)

1 YEAR          FROM INCEPTION (05/13/99)
 1.12%                  (0.11%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                FUND
                                                              --------
1 Year Total Return (9/30/00 to 9/30/01)                      (4.93%)
Average Annual Total Return (05/13/99 to 9/30/01)             (1.66%)

(1) Name changed from DLJ High Income Fund.
(2) The Lipper High Yield Bond Fund Index is an equally weighted performance index of the 30 largest funds within the investment objective of high yield bonds, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.
(3) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Name changed from The Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001
Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Advisor Class shares of Credit Suisse Global Fixed Income Fund(1) (the "Fund") had gains of 7.81% and 7.32%, respectively, vs. a return of 9.84% for the Lehman Brothers Global Aggregate Index(2).

   Global bond markets had a good showing for the period, aided by a coordinated monetary easing campaign by the world's central banks. In the U.S. and elsewhere, high-quality bonds generally had the best returns, beneficiaries of an increased premium placed on safety and liquidity as the economy weakened and as stocks faltered. High-yield bonds had generally lackluster results. The group, including emerging-market debt, was often volatile and plunged in September in the wake of the terrorist attacks. These bonds recovered some of their post-attack losses in October, but finished the period with only modest gains or even losses.

   By region, markets in Europe, North America and Japan had gains in local-currency terms. For unhedged, or dollar-based, investors, returns from Europe were boosted by the euro's appreciation versus the dollar during the period. However, because the yen fell significantly versus the dollar, gains from Japanese bonds were translated into losses for unhedged investors.

   The Fund had positive results, aided by the supportive backdrop for the high-quality bonds it continued to emphasize. However, it lagged its benchmark, restrained by its overweighting in high-yield bonds. The group's recent performance notwithstanding, we continue to see what we consider to be good values among high-yield securities, and we do not expect a material rise in default rates. Of course, we are monitoring developments closely.

   In terms of basic strategy, we maintained an overall high-quality portfolio (the Fund's average credit quality was AA through the period), although we also had meaningful exposure to high-yield debt, as noted. Our higher-quality holdings continued to include government and corporate bonds representing a range of countries. We also continued to hedge the bulk of the Fund's exposure to foreign currencies. This proved beneficial with regard to our position in Japan, though in hindsight we would have preferred to have more exposure to the euro.

   Our high-yield component included bonds from specific emerging markets that we believe have good longer-term prospects, such as Russia, the Philippines and Argentina (notwithstanding the risk associated with these bonds, and the ongoing concerns over Argentina's financial reforms in particular). With regard to high-yield corporate bonds, we increased our exposure to generally less-economically sensitive industries, such as consumer staples.

   There is obviously much uncertainty at present regarding the U.S. and global economies. We believe that a general recovery has been forestalled--we were of the view, earlier this year, that growth would begin to gradually improve by the end of 2001--and that a "V" shaped rebound is now the most likely scenario. While economic weakness over the next few months could hamper our corporate and high-yield bonds, we believe they have attractive yields and could benefit significantly when the economy eventually strengthens.

   We expect to maintain our long-standing bias in favor of the U.S. dollar. However, we will also continue to attempt to identify investment opportunities in the euro, yen and other currencies. At present, we are holding some exposure to the euro, which we believe will enjoy increased demand, especially once it assumes "coin" status on January 1, 2002. We also believe that the yen could weaken versus the dollar, as Japan strives to avoid a deflationary recession. Hence we expect to continue to hedge our exposure to Japanese bonds.

Charles C. Van Vleet
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
  SUISSE GLOBAL FIXED INCOME FUND(1) COMMON SHARES, THE LEHMAN BROTHERS GLOBAL AGGREGATE BOND INDEX,(2) THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX(3) AND
    THE COMPOSITE INDEX(4) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSE GLOBAL FIXED INCOME FUND (COMMON SHARES)]

                          Credit Suisse Global    Lehman Brothers     Solomon Brothers   Composite Index(4)
                          Fixed Income Fund (1)   Global Aggregate    World Government
                              Common Shares        Bond Index (2)       Bond Index(3)
                                        $10,000              $10,000             $10,000            $10,000
                    11/91               $10,135              $10,123             $10,068            $10,073
                    12/91               $10,756              $10,566             $10,330            $10,302
                     1/92               $10,618              $10,403             $10,295            $10,315
                     2/92               $10,508              $10,402             $10,333            $10,400
                     3/92               $10,320              $10,313             $10,271            $10,371
                     4/92               $10,370              $10,380             $10,324            $10,428
                     5/92               $10,747              $10,674             $10,468            $10,589
                     6/92               $10,974              $10,917             $10,565            $10,695
                     7/92               $11,025              $11,142             $10,730            $10,862
                     8/92               $11,265              $11,378             $10,801            $10,949
                     9/92               $11,368              $11,418             $10,967            $11,095
                    10/92               $11,108              $11,162             $11,010            $11,067
                    11/92               $10,931              $11,056             $11,003            $11,095
                    12/92               $10,983              $11,179             $11,143            $11,241
                     1/93               $11,245              $11,371             $11,317            $11,430
                     2/93               $11,496              $11,550             $11,530            $11,634
                     3/93               $11,911              $11,675             $11,525            $11,677
                     4/93               $12,074              $11,843             $11,563            $11,728
                     5/93               $12,227              $11,923             $11,588            $11,778
                     6/93               $12,253              $11,985             $11,821            $11,995
                     7/93               $12,343              $11,989             $11,928            $12,093
                     8/93               $12,723              $12,295             $12,174            $12,299
                     9/93               $12,828              $12,401             $12,246            $12,353
                    10/93               $12,966              $12,413             $12,353            $12,468
                    11/93               $12,885              $12,302             $12,362            $12,461
                    12/93               $13,137              $12,417             $12,524            $12,597
                     1/94               $13,243              $12,564             $12,533            $12,689
                     2/94               $13,031              $12,406             $12,281            $12,478
                     3/94               $12,708              $12,256             $12,125            $12,237
                     4/94               $12,601              $12,226             $12,048            $12,142
                     5/94               $12,470              $12,158             $11,987            $12,104
                     6/94               $12,411              $12,239             $11,896            $12,053
                     7/94               $12,531              $12,417             $12,023            $12,213
                     8/94               $12,519              $12,402             $11,954            $12,194
                     9/94               $12,494              $12,382             $11,914            $12,116
                    10/94               $12,603              $12,513             $11,936            $12,130
                    11/94               $12,675              $12,388             $12,025            $12,157
                    12/94               $12,418              $12,446             $12,058            $12,220
                     1/95               $12,380              $12,706             $12,224            $12,411
                     2/95               $12,478              $13,020             $12,415            $12,673
                     3/95               $12,417              $13,455             $12,617            $12,836
                     4/95               $12,714              $13,665             $12,806            $13,047
                     5/95               $13,109              $14,087             $13,252            $13,506
                     6/95               $13,184              $14,183             $13,273            $13,562
                     7/95               $13,520              $14,249             $13,363            $13,630
                     8/95               $13,694              $14,076             $13,475            $13,757
                     9/95               $13,807              $14,337             $13,662            $13,927
                    10/95               $13,946              $14,508             $13,828            $14,085
                    11/95               $14,186              $14,681             $14,091            $14,312
                    12/95               $14,407              $14,893             $14,235            $14,490
                     1/96               $14,606              $14,836             $14,371            $14,631
                     2/96               $14,368              $14,700             $14,167            $14,454
                     3/96               $14,342              $14,655             $14,215            $14,485
                     4/96               $14,597              $14,588             $14,270            $14,457
                     5/96               $14,691              $14,601             $14,341            $14,495
                     6/96               $14,785              $14,773             $14,479            $14,645
                     7/96               $14,896              $14,965             $14,554            $14,712
                     8/96               $15,048              $14,996             $14,680            $14,799
                     9/96               $15,337              $15,159             $14,959            $15,084
                    10/96               $15,531              $15,490             $15,233            $15,357
                    11/96               $15,795              $15,733             $15,508            $15,635
                    12/96               $15,846              $15,623             $15,473            $15,591
                     1/97               $15,917              $15,372             $15,607            $15,699
                     2/97               $16,075              $15,300             $15,675            $15,789
                     3/97               $15,988              $15,156             $15,584            $15,649
                     4/97               $16,076              $15,190             $15,755            $15,849
                     5/97               $16,193              $15,460             $15,851            $15,999
                     6/97               $16,368              $15,628             $16,086            $16,225
                     7/97               $16,530              $15,699             $16,404            $16,595
                     8/97               $16,471              $15,663             $16,369            $16,533
                     9/97               $16,619              $15,981             $16,634            $16,796
                    10/97               $16,423              $16,271             $16,808            $16,972
                    11/97               $16,377              $16,183             $16,914            $17,076
                    12/97               $16,187              $16,215             $17,111            $17,258
                     1/98               $16,156              $16,369             $17,340            $17,484
                     2/98               $16,328              $16,459             $17,421            $17,543
                     3/98               $16,344              $16,416             $17,543            $17,653
                     4/98               $16,488              $16,620             $17,630            $17,745
                     5/98               $16,552              $16,736             $17,852            $17,929
                     6/98               $16,552              $16,768             $17,968            $18,044
                     7/98               $16,648              $16,868             $18,085            $18,137
                     8/98               $16,728              $17,221             $18,479            $18,269
                     9/98               $17,129              $18,037             $18,934            $18,638
                    10/98               $17,097              $18,268             $18,907            $18,525
                    11/98               $17,418              $18,157             $19,032            $18,783
                    12/98               $17,549              $18,438             $18,997            $18,784
                     1/99               $17,665              $18,365             $19,198            $18,971
                     2/99               $17,400              $17,819             $18,957            $18,738
                     3/99               $17,598              $17,843             $19,154            $18,909
                     4/99               $17,848              $17,825             $19,337            $19,075
                     5/99               $17,516              $17,565             $19,251            $18,948
                     6/99               $17,350              $17,310             $19,017            $18,803
                     7/99               $17,249              $17,576             $18,991            $18,756
                     8/99               $17,232              $17,549             $19,020            $18,735
                     9/99               $17,399              $17,765             $19,121            $18,861
                    10/99               $17,467              $17,738             $19,159            $18,896
                    11/99               $17,535              $17,544             $19,230            $18,970
                    12/99               $17,617              $17,484             $19,247            $18,965
                     1/00               $17,476              $17,185             $19,272            $18,929
                     2/00               $17,688              $17,153             $19,447            $19,105
                     3/00               $17,847              $17,496             $19,749            $19,272
                     4/00               $17,667              $17,068             $19,805            $19,277
                     5/00               $17,649              $17,147             $19,928            $19,291
                     6/00               $17,974              $17,582             $20,092            $19,582
                     7/00               $17,974              $17,406             $20,255            $19,738
                     8/00               $18,103              $17,330             $20,341            $19,911
                     9/00               $18,196              $17,379             $20,472            $20,008
                    10/00               $18,234              $17,238             $20,645            $20,156
                    11/00               $18,403              $17,534             $21,017            $20,203
                    12/00               $18,897              $18,039             $21,300            $20,540
                     1/01               $19,208              $18,126             $21,522            $20,984
                     2/01               $19,247              $18,155             $21,721            $21,184
                     3/01               $19,247              $17,784             $21,864            $21,231
                     4/01               $19,189              $17,762             $21,680            $21,092
                     5/01               $19,306              $17,795             $21,778            $21,247
                     6/01               $19,325              $17,671             $21,902            $21,247
                     7/01               $19,443              $18,075             $22,189            $21,604
                     8/01               $19,601              $18,620             $22,396            $21,813
                     9/01               $19,424              $18,764             $22,561            $21,750
                    10/01               $19,661              $18,934             $23,021            $22,220


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR      3 YEAR     5 YEAR    10 YEAR
7.81%        4.76%     4.83%      6.99%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                         FUND
                                                                        ------
1 Year Total Return (9/30/00 to 9/30/01)                                 6.74%
3 Year Annual Total Return (9/30/98 to 9/30/01)                          4.28%
5 Year Annual Total Return (9/30/96 to 9/30/01)                          4.84%
10 Year Annual Total Return (9/30/91 to 9/30/01)                         7.00%
Average Annual Total Return Since Inception
  (11/1/90 to 9/30/01)                                                   6.98%

(1) Name changed from Warburg Pincus Global Fixed Income Fund.
(2) The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment Grade 144A Index.
(3) The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.
(4) The Composite Benchmark measures the weighted performance of three component indexes. The weights of the component indexes -- 50% Lehman Brothers Aggregate Bond Index, 35% Salomon Brothers World Government Bond Index Excluding the U.S. (Currency-Hedged), and 15% Merrill Lynch High Yield Master II Index -- correspond to the investment strategy of the fund's manager. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment-grade U.S. domestic bond market.

       COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
 SUISSE GLOBAL FIXED INCOME FUND(1) ADVISOR SHARES, THE LEHMAN BROTHERS GLOBAL AGGREGATE BOND INDEX,(2) THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX(3) AND
    THE COMPOSITE INDEX(4) FROM INCEPTION (08/12/96) AND AT EACH MONTH END.
                                  (UNAUDITED)

[CHART OF AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 IN THE CREDIT SUISSE GLOBAL FIXED INCOME FUND (ADVISOR SHARES)]

                Credit Suisse           Lehman Brothers    Salomon Brothers
                Global Fixed Income     Global Aggregate   World Government
                Fund(1) Advisor Shares  Bond Index(2)      Bond Index(3)      Composite Index(4)
                            $10,000.00        $10,000.00         $10,000.00        $10,000.00
         Sep-96             $10,192.00        $10,108.82         $10,189.70        $10,192.90
         Oct-96             $10,321.44        $10,330.05         $10,376.88        $10,377.29
         Nov-96             $10,469.03        $10,491.68         $10,563.77        $10,565.12
         Dec-96             $10,501.49        $10,418.77         $10,539.90        $10,535.64
         Jan-97             $10,539.29        $10,251.04         $10,631.38        $10,608.23
         Feb-97             $10,643.63        $10,202.83         $10,677.84        $10,669.55
         Mar-97             $10,595.74        $10,107.32         $10,615.81        $10,574.80
         Apr-97             $10,644.48        $10,129.98         $10,732.58        $10,709.84
         May-97             $10,722.18        $10,309.65         $10,797.62        $10,811.37
         Jun-97             $10,837.98        $10,421.49         $10,958.07        $10,964.03
         Jul-97             $10,935.52        $10,469.12         $11,174.60        $11,213.68
         Aug-97             $10,896.16        $10,445.41         $11,150.47        $11,172.30
         Sep-97             $10,984.41        $10,657.11         $11,330.88        $11,349.83
         Oct-97             $10,854.80        $10,850.82         $11,449.51        $11,468.43
         Nov-97             $10,814.64        $10,791.80         $11,521.99        $11,538.74
         Dec-97             $10,687.02        $10,813.29         $11,655.99        $11,661.85
         Jan-98             $10,666.72        $10,915.99         $11,811.71        $11,814.97
         Feb-98             $10,770.18        $10,975.80         $11,867.47        $11,854.67
         Mar-98             $10,770.18        $10,947.46         $11,950.30        $11,929.00
         Apr-98             $10,864.96        $11,083.49         $12,009.57        $11,990.79
         May-98             $10,907.34        $11,160.82         $12,161.02        $12,115.62
         Jun-98             $10,896.43        $11,182.05         $12,239.94        $12,192.79
         Jul-98             $10,949.82        $11,248.38         $12,319.26        $12,255.71
         Aug-98             $11,013.33        $11,484.14         $12,587.57        $12,345.30
         Sep-98             $11,257.83        $12,028.26         $12,897.98        $12,594.30
         Oct-98             $11,236.44        $12,182.04         $12,879.40        $12,518.23
         Nov-98             $11,448.80        $12,108.37         $12,964.41        $12,692.36
         Dec-98             $11,525.51        $12,295.69         $12,940.81        $12,692.87
         Jan-99             $11,601.58        $12,246.88         $13,077.60        $12,819.42
         Feb-99             $11,417.11        $11,882.78         $12,913.21        $12,662.25
         Mar-99             $11,503.88        $11,898.82         $13,047.51        $12,777.35
         Apr-99             $11,677.59        $11,886.80         $13,172.51        $12,889.66
         May-99             $11,448.71        $11,713.61         $13,114.02        $12,803.95
         Jun-99             $11,339.95        $11,543.53         $12,954.29        $12,705.74
         Jul-99             $11,263.97        $11,721.07         $12,936.80        $12,674.49
         Aug-99             $11,242.57        $11,702.55         $12,956.21        $12,659.78
         Sep-99             $11,361.74        $11,846.61         $13,025.39        $12,745.49
         Oct-99             $11,394.69        $11,828.84         $13,051.05        $12,768.69
         Nov-99             $11,437.99        $11,699.31         $13,099.60        $12,819.12
         Dec-99             $11,481.46        $11,659.30         $13,110.74        $12,815.66
         Jan-00             $11,383.86        $11,460.27         $13,128.31        $12,791.31
         Feb-00             $11,525.02        $11,438.50         $13,247.25        $12,910.40
         Mar-00             $11,622.99        $11,667.38         $13,452.98        $13,022.72
         Apr-00             $11,500.94        $11,382.35         $13,490.78        $13,026.63
         May-00             $11,489.44        $11,435.05         $13,574.69        $13,035.75
         Jun-00             $11,689.36        $11,724.93         $13,686.55        $13,232.59
         Jul-00             $11,689.36        $11,607.80         $13,797.55        $13,337.52
         Aug-00             $11,757.16        $11,556.49         $13,855.91        $13,454.89
         Sep-00             $11,813.59        $11,589.43         $13,945.56        $13,520.15
         Oct-00             $11,837.22        $11,495.20         $14,063.54        $13,620.60
         Nov-00             $11,941.39        $11,692.81         $14,316.40        $13,651.79
         Dec-00             $12,263.80        $12,029.56         $14,509.82        $13,879.78
         Jan-01             $12,453.89        $12,087.30         $14,660.86        $14,179.86
         Feb-01             $12,465.10        $12,107.21         $14,796.62        $14,314.85
         Mar-01             $12,465.10        $11,859.28         $14,893.54        $14,346.63
         Apr-01             $12,428.95        $11,844.97         $14,768.58        $14,252.51
         May-01             $12,499.80        $11,867.17         $14,835.34        $14,357.41
         Jun-01             $12,499.80        $11,783.95         $14,919.90        $14,357.41
         Jul-01             $12,571.05        $12,053.93         $15,115.05        $14,598.47
         Aug-01             $12,666.59        $12,416.78         $15,256.38        $14,740.23
         Sep-01             $12,558.92        $12,513.12         $15,368.51        $14,697.18
         Oct-01             $12,702.09        $12,626.20         $15,681.88        $15,014.79

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

1 YEAR      3 YEAR     5 YEAR    FROM INCEPTION(8/12/96)
 7.32%       4.18%      4.24%            4.73%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        FUND
                                                                       ------
1 Year Total Return (9/30/00 to 9/30/01)                                6.32%
3 Year Annual Total Return (9/30/98 to 9/30/01)                         3.72%
5 Year Annual Total Return (9/30/96 to 9/30/01)                         4.27%
10 Year Annual Total Return (9/30/91 to 9/30/01)                        6.70%
Average Annual Total Return Since Inception
  (8/12/96 to 9/30/01)                                                  4.57%

(1) Name changed from Warburg Pincus Global Fixed Income Fund.
(2) The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment Grade 144A Index.
(3) The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.
(4) The Composite Benchmark measures the weighted performance of three component indexes. The weights of the component indexes -- 50% Lehman Brothers Aggregate Bond Index, 35% Salomon Brothers World Government Bond Index Excluding the U.S. (Currency-Hedged), and 15% Merrill Lynch High Yield Master II Index -- correspond to the investment strategy of the fund's manager. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment-grade U.S. domestic bond market.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
CORPORATE BONDS (36.5%)
AEROSPACE & DEFENSE (0.7%)
     $ 1,770     Lockheed Martin Corp.            (BBB-, Baa3)     12/01/05     7.950  $  1,984,030
         400     Raytheon Co., Notes              (BBB-, Baa3)     07/15/05     6.500       418,514
          75     Sequa Corp., Series B, Senior
                 Notes                             (BB, Ba2)       04/01/08     8.875        66,750
                                                                                       ------------
                                                                                          2,469,294
                                                                                       ------------
APPAREL (0.0%)
          95     Levi Strauss & Co.                 (BB-, B2)      11/01/06     7.000        65,075
                                                                                       ------------
AUTOMOBILE MANUFACTURERS (1.7%)
         925     DaimlerChrysler NA Holding
                  Corp., Company Guaranteed,
                  Global Notes                     (BBB+, A3)      01/18/11     7.750       960,957
       1,215     DaimlerChrysler NA Holding
                  Corp., Company Guaranteed,
                  Global Notes                     (BBB+, A3)      01/18/31     8.500     1,280,289
       2,255     General Motors Corp., Global
                  Bonds                            (BBB+, A3)      05/01/28     6.750     2,017,194
       2,025     General Motors Corp., Global      (BBB+, A2)      01/15/11     7.200     2,033,469
                  Notes
                                                                                       ------------
                                                                                          6,291,909
                                                                                       ------------
AUTOMOBILE PARTS & EQUIPMENT (0.2%)
          90     Collins & Aikman Products
                  Corp., Company
                 Guaranteed, Senior Subordinated
                  Notes
                  (Callable 04/15/02 @ $103.833)     (B, B2)       04/15/06    11.500        80,550
         730     Visteon Corp., Global Senior
                  Notes                            (BBB, Baa2)     08/01/10     8.250       766,583
                                                                                       ------------
                                                                                            847,133
                                                                                       ------------
BANKS (2.2%)
         300     Bank of America Corp.,
                  Global Subordinated Notes         (A, Aa3)       01/15/11     7.400       331,120
         705     Bank One Corp., Global
                  Subordinated Notes                (A-, A1)       08/01/10     7.875       798,838
       1,050     Citicorp, Series F, Medium Term,
                  Subordinated Notes               (A+, A1)        11/15/08     6.375     1,111,102
       1,480     J.P. Morgan Chase & Co., Global
                  Senior Notes                     (AA-, Aa3)      02/25/04     5.750     1,554,827
         655     J.P. Morgan Chase & Co.,
                  Global Subordinated Notes        (A+, A1)        02/01/11     6.750     694,906
       2,300     Monumental Global Funding, Rule
                  144A,  Secured, Private
                  Placement(2)                     (AA+, Aa3)      01/19/06     6.050     2,412,090
       1,490     Wells Fargo Bank NA,
                  Subordinated Notes               (A+, Aa2)       02/01/11     6.450     1,564,218
                                                                                       ------------
                                                                                          8,467,101
                                                                                       ------------
BEVERAGES (1.2%)
       1,200     Anheuser-Busch Companies, Inc.,
                  Notes (Callable 09/01/02
                  @ $100.00)                        (A+, A1)       09/01/05     7.000     1,248,263
       3,250     Coca-Cola Enterprises, Inc.,
                  Debentures
                  (Putable 10/15/36 @ $100.00)       (A, A2)       10/15/36     6.700     3,444,522
                                                                                       ------------
                                                                                          4,692,785
                                                                                       ------------
BUILDING MATERIALS (0.1%)
         150     Brand Scaffold Services, Senior
                  Unsecured Notes (Callable
                  02/15/03 @ $105.12)               (B-, B3)       02/15/08    10.250       134,250
          65     Dayton Superior Corp., Company
                  Guaranteed Notes (Callable
                  06/15/07  @ $102.17)              (B-, B3)       06/15/09    13.000        64,594
                                                                                       ------------
                                                                                            198,844
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       18


      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
CABLE (0.3%)
     $   885     Charter Communications Holdings,
                  Global Senior Notes               (B+, B2)       10/01/09    10.750  $    931,462
          80     Coaxial LLC, Company Guaranteed,
                  (Callable 08/15/03 @ $106.44)(3) (CCC+, Caa1)    08/15/08    12.875        59,600
          75     Telewest Communications PLC,
                  Yankee Debentures (Callable
                  10/01/02 @ $100.00)               (B, B2)        10/01/06     9.625        56,625
                                                                                       ------------
                                                                                          1,047,687
                                                                                       ------------
CHEMICALS (0.4%)
         185     IMC Global, Inc., Notes           (B+, Ba2)       11/01/02     7.400       184,713
         150     Mississippi Chemical Corp.         (B, B3)        11/15/17     7.250        53,250
       1,040     Rohm & Haas Co., Debentures        (A-, A3)       07/15/29     7.850     1,173,056
         110     Scotts Co., Company Guaranteed
                  (Callable 01/15/04 @ $104.31)     (B+, B2)       01/15/09     8.625       113,300
                                                                                       ------------
                                                                                          1,524,319
                                                                                       ------------
COMMERCIAL SERVICES (0.0%)
          80     Iron Mountain, Inc., Company
                  Guaranteed (Callable 04/01/06
                  @ $104.313)                       (B, B2)        04/01/13     8.625        84,000
          55     Trico Marine Services, Inc.,
                  Series G, Company Guaranteed
                 (Callable 08/01/02 @ $102.834)     (B, B1)        08/01/05     8.500        51,012
                                                                                       ------------
                                                                                            135,012
                                                                                       ------------
COMMUNICATIONS & MEDIA (0.0%)
         110     Lin Television Corp., Company
                  Guaranteed (Callable 03/01/03
                  @ $104.188)                       (B-, B2)       03/01/08     8.375       100,100
                                                                                       ------------
COMPUTERS (0.0%)
          80     DIVA Systems Corp., Series B,
                  Senior Discount
                  Notes (Callable 03/01/03 @
                  $106.31)(3)                       (NR, NR)       03/01/08    12.625         9,200
                                                                                       ------------
DIVERSIFIED FINANCIALS (2.8%)
         565     ERAC USA Finance Co., Rule 144A,
                  Notes(2)                         (BBB+, Baa1)    12/15/09     7.950       588,616
       3,795     Ford Motor Credit Co., Global
                  Notes                            (BBB+, A2)      10/28/09     7.375     3,856,054
         325     Goldman Sachs Group, Inc., Series
                  EMTN, Global Senior
                  Unsubordinated                     (A+, A1)      01/28/10     7.800       362,650
         725     Lehman Brothers Holdings, Inc.,
                  Global Notes                       (A, A2)       05/15/06     6.250       758,682
       2,190     Lehman Brothers Holdings, Inc.,
                  Global Notes                       (A, A2)       06/15/07     8.250     2,478,819
       1,675     Morgan Stanley Dean Witter,
                  Global Notes                     (AA-, Aa3)      06/15/05     7.750     1,858,893
         800     National Rural Utilities
                  Cooperative Finance Corp.        (AA-, Aa3)      05/15/05     6.125       848,355
                                                                                       ------------
                                                                                         10,752,069
                                                                                       ------------
ELECTRIC(6.2%)
          90     AES Corp., Senior Notes            (BB, Ba1)      02/15/11     8.875        82,125
          50     Calpine Corp., Senior Notes       (BB+, Baa3)     08/15/10     8.625        50,415
       1,620     Calpine Corp., Senior Notes       (BB+, Baa3)     02/15/11     8.500     1,632,766
         755     Cilcorp, Inc., Bonds              (BB+, Baa2)     10/15/29     9.375       858,094
       2,800     CMS Energy Corp., Senior Notes     (BB, Ba3)      04/15/11     8.500     2,875,690
         205     CMS Energy Corp., Series B,
                  Senior Notes                      (BB, Ba3)      01/15/04     6.750       203,364
       1,755     Mirant Americas Generation Corp.,
                  Rule 144A, Private Placement
                  Bonds(2)                         (BBB-, Baa3)    10/01/21     8.500     1,778,161
       2,275     Mirant Americas Generation Corp.,
                  Senior Notes                     (BBB-, Baa3)    05/01/06     7.625     2,385,938
       2,140     NRG Energy, Inc., Senior Notes    (BBB-, Baa3)    04/01/11     7.750     2,264,218
       3,175     Oklahoma Gas & Electric            (A-, Baa2)     07/15/17     6.500     3,381,210

                 See Accompanying Notes to Financial Statements.

                                       19


      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $ 1,775     PG&E National Energy Group,
                  Global Senior Notes              (BBB, Baa2)     05/16/11    10.375  $  2,005,643
       1,590     Potomac Electric Power Co., 1st
                   Mortgage (Callable 05/15/02
                   @ $103.21)                        (A, A1)       05/15/27     8.500     1,679,816
         795     Progress Energy, Inc., Senior
                   Notes                           (BBB, Baa1)     03/01/06     6.750       848,241
         855     PSEG Power LLC, Rule 144A, Senior
                   Notes(2)                        (BBB, Baa1)     04/15/06     6.875       904,058
       2,235     Texas Utilities Holdings Corp.,
                   Series J, Senior Notes          (BBB, Baa3)     06/15/06     6.375     2,329,018
                                                                                       ------------
                                                                                         23,278,757
                                                                                       ------------
ENTERTAINMENT(0.3%)
         425     Argosy Gaming Co., Company
                  Guaranteed (Callable 06/01/04
                  @ $105.375)                        (B+, B2)      06/01/09    10.750       471,750
         310     Mohegan Tribal Gaming, Rule 144A,
                  Senior Subordinated Notes
                  (Callable 07/01/06 @ $104.188)(2) (BB-, Ba3)     07/01/11     8.375       322,400
         175     Sun International Hotels, Ltd.,
                  Rule 144A,
                  Senior Subordinated Notes
                  (Callable 08/15/06 @ $104.438)2    (B+, Ba3)     08/15/11     8.875       155,750
         80      YankeeNets LLC, Rule 144A, Senior
                 Notes
                  (Callable 03/01/04 @ $106.37)2     (B-, B1)      03/01/07    12.750       101,000
                                                                                       ------------
                                                                                          1,050,900
                                                                                       ------------
ENVIRONMENTAL CONTROL (1.2%)
       1,520     Allied Waste North America,
                  Series B, Company Guaranteed
                  (Callable 08/01/04 @ $105.00)      (B+, B2)      08/01/09    10.000     1,546,600
          45     Allied Waste North America,
                  Series B, Company Guaranteed,
                  Senior Subordinated Notes
                  (Callable 01/01/04 @ $103.94)     (BB-, Ba3)     01/01/09     7.875        44,775
       2,700     Allied Waste North America,
                  Series B, Global Company
                  Guaranteed                        (BB-, Ba3)     04/01/08     8.875     2,781,000
                                                                                       ------------
                                                                                          4,372,375
                                                                                       ------------
FOOD (1.6%)
         300     Agrilink Foods, Inc., Company
                  Guaranteed, Senior Subordinated
                  Notes (Callable 11/01/03
                  @ $105.94)                         (B-, B3)      11/01/08    11.875       268,500
          50     Aurora Foods, Inc., Series B,
                  Senior Subordinated Notes
                  (Callable 07/01/03 @ $106.375)   (CCC+, Caa1)    07/01/08     8.750        43,250
         100     Fleming Companies, Inc., Company
                  Guaranteed (Callable 04/01/05
                  @ $105.06)                        (BB-, Ba3)     04/01/08    10.125       105,000
       2,260     Kellogg Co., Series B, Global
                  Notes                            (BBB, Baa2)     04/01/03     5.500     2,321,845
          90     Stater Brothers Holdings, Senior
                  Notes (Callable 08/15/03 @
                  $105.375)                         (B-, B2)       08/15/06    10.750        91,800
       1,850     Tyson Foods, Inc., Rule 144A,
                  Private Placement Notes(2)       (BBB, Baa3)     10/01/04     6.625     1,913,738
       1,220     Tyson Foods, Inc., Rule 144A,
                  Private Placement Notes(2)       (BBB, Baa3)     10/01/11     8.250     1,308,478
                                                                                       ------------
                                                                                          6,052,611
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       20


      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
FOREST PRODUCTS, PAPER (1.2%)
     $ 2,985     Abitibi-Consolidated, Inc.,
                  Yankee Bonds                     (BBB-, Baa3)    08/01/05     8.300  $  3,227,409
         365     Georgia-Pacific Corp., Notes      (BBB-, Baa3)    05/15/31     8.875       372,919
         835     Weyerhaeuser Co., Notes             (A-, A3)      08/01/06     6.000       864,703
                                                                                       ------------
                                                                                          4,465,031
                                                                                       ------------
GAS (0.3%)
       1,025     Keyspan Corp., Senior Notes          (A, A3)      11/15/30     8.000     1,206,875
                                                                                       ------------
HEALTHCARE SERVICES (0.2%)
         100     Extendicare Health Services,
                  Inc., Company Guaranteed, Senior
                  Subordinated Notes (Callable
                  12/15/02 @ $104.675)              (CCC+, B3)     12/15/07     9.350        93,000
         180     HCA, Inc.                          (BB+, Ba1)     06/15/05     6.910       188,316
          90     HCA,Inc.                           (BB+, Ba1)     09/01/10     8.750       102,150
          80     La Petite Academy, Inc., Series
                  B, Company Guaranteed (Callable
                  05/15/03 @ $105.00)              (CCC-, Caa3)    05/15/08    10.000        43,200
         240     Magellan Health Services, Inc.,
                  Senior Subordinated Notes
                  (Callable 02/15/03 @ $104.50)     (B-, B3)       02/15/08     9.000       234,000
          65     Tenet Healthcare Corp., Series
                  B, Senior Subordinated Notes
                  (Callable 06/01/03 @ $104.06)    (BBB-, Ba1)     12/01/08     8.125        70,525
                                                                                       ------------
                                                                                            731,191
                                                                                       ------------
HOLDING COMPANIES (0.0%)
          95     Werner Holdings Co., Inc.,
                  Series A, Company Guaranteed
                  (Callable 11/15/02 @ $105.00)     (B-, B2)       11/15/07    10.000        86,450
                                                                                       ------------
HOME BUILDERS (0.0%)
          90     KB Home, Senior Subordinated
                  Notes (Callable 02/15/06 @
                  $104.75)                         (BB-, Ba3)      02/15/11     9.500        89,662
          45     Ryland Group, Senior Notes
                  (Callable 09/01/05 @ $104.87)     (BB, Ba2)      09/01/10     9.750        47,475
                                                                                       ------------
                                                                                            137,137
                                                                                       ------------
INSURANCE (0.3%)
       2,415     Conseco, Inc.                      (B+, B1)       10/15/06     9.000     1,147,125
                                                                                       ------------
LEISURE (0.0%)
         175     Hard Rock Hotel, Inc., Series B,
                  Senior Subordinated Notes
                  (Callable 04/01/02 @ $104.625)   (B-, Caa2)      04/01/05     9.250       156,625
                                                                                       ------------
LODGING (2.5%)
         325     Ameristar Casinos, Inc., Company
                  Guaranteed (Callable 02/15/06
                  @ $105.375)                       (B-, B3)       02/15/09    10.750       341,250
         110     Aztar Corp., Senior Subordinated
                  Notes (Callable 05/15/03
                  @ $104.44)                        (B+, Ba3)      05/15/07     8.875       111,650
         116     Fitzgeralds Gaming Corp., Series
                  B, Company Guaranteed
                  (Callable 12/15/01 @  $106.25)(4) (NR, NR)       12/15/04    12.250        63,943
         530     Hilton Hotels Corp., Notes        (BBB-, Baa3)    02/15/11     8.250       508,404
       2,980     HMH Properties, Inc., Series B,
                  Senior Notes (Callable 05/15/02 @
                  $101.19)                           (NR, NR)      05/15/05     9.500     2,950,200

                 See Accompanying Notes to Financial Statements.

                                       21

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
       $ 515     ITT Corp.                        (BBB-, Ba1)      11/15/05     6.750  $    489,700
         700     Mandalay Resort Group             (BB+, Ba2)      08/01/08     9.500       703,500
       1,545     MGM Mirage, Inc., Company
                  Guaranteed                       (BB+, Ba1)      06/01/07     9.750     1,545,000
       1,055     MGM Mirage, Inc., Company
                  Guaranteed                      (BBB-, Baa3)     09/15/10     8.500     1,064,155
       1,495     Park Place Entertainment,
                  Senior Subordinated Notes        (BB+, Ba1)      12/15/05     7.875     1,461,363
                                                                                       ------------
                                                                                          9,239,165
                                                                                       ------------
MEDIA (2.7%)
         125     Adelphia Communications Corp.,
                  Senior Notes                       (B+, B2)      01/15/07     8.875       115,000
       1,360     Adelphia Communications Corp.,
                  Senior Notes                       (B+, B2)      11/15/09     9.375     1,230,800
         530     Adelphia Communications Corp.,
                  Senior Notes                       (B+, B2)      10/01/10    10.875       511,450
         140     American Lawyer Media, Series B,
                  Company Guaranteed (Callable
                  12/15/02 @ $104.87)               (CCC+, B3)      12/15/07     9.750       103,075
       1,650     AOL Time Warner, Inc., Global
                  Bonds                            (BBB+, Baa1)    04/15/31     7.625     1,736,406
       1,805     Comcast Cable Communications,      (BBB, Baa2)    01/30/11     6.750     1,874,821
                  Senior Notes
          70     CSC Holdings, Inc., Series B,      (BB+, Ba1)     07/15/09     8.125        73,700
                  Senior Notes
       1,425     CSC Holdings, Inc., Series B,      (BB+, Ba1)     04/01/11     7.625     1,443,103
                  Senior Notes
          85     Frontiervision Holdings LP,
                  Senior Discount Notes
                  (Callable 09/15/02 @ $105.937)     (B+, B2)      09/15/07    11.875        88,825
          35     Hollinger International
                  Publishing, Company Guaranteed    (BB-, Ba2)     03/15/05     8.625        33,819
          25     James Cable Partners LP, Series
                  B, Senior Notes (Callable
                  08/15/02 @ $102.687)              (CCC, Caa2)    08/15/04    10.750        20,125
         620     News America Holdings, Inc.,
                  Company Guaranteed               (BBB-, Baa3)    02/01/13     9.250       749,654
       1,190     News America Holdings, Inc.,
                  Debentures                       (BBB-, Baa3)    08/10/18     8.250     1,247,775
          70     Northland Cable Television,
                  Company Guaranteed (Callable
                  11/15/02 @ $105.12)              (B-, Caa1)      11/15/07    10.250        47,950
          70     Olympus Communications LP, Series
                  B, Senior Notes (Callable
                  11/15/01 @ $105.31)               (B+, B2)       11/15/06    10.625        68,950
          75     Salem Communications Corp.,
                  Series B, Company Guaranteed,
                  (Callable 10/01/02 @ $104.75)     (B-, B3)       10/01/07     9.500        77,719
         455     Telemundo Holdings, Inc., Series
                  B, Senior Discount Notes
                  (Callable 08/15/03 @ $105.75)(3) (CCC+, B3)      08/15/08    11.500       430,544
         430     Time Warner, Inc., Company
                  Guaranteed                      (BBB+, Baa1)     05/15/29     6.625       407,382
         135     Young Broadcasting, Inc., Global
                  Company Guaranteed (Callable
                  03/01/06 @ $105.00)               (B-, B3)       03/01/11    10.000       114,075
                                                                                       ------------
                                                                                         10,375,173
                                                                                       ------------
MINING (0.2%)
         760     Phelps Dodge Corp., Senior Notes  (BBB-, Baa2)    06/01/31     9.500       680,035
                                                                                       ------------
OIL & GAS (1.8%)
         100     Abraxas Petroleum Corp., Series
                  B, Company Guaranteed (Callable
                  03/15/02 @ $103.167)              (NR, B3)       03/15/03    12.875       101,000
       1,200     Anadarko Petroleum Corp.,
                  Debentures                       (BBB+, Baa1)    10/15/26     7.500     1,271,179
         215     Chesapeake Energy Corp., Global
                  Company Guaranteed, Senior Notes
                  (Callable 04/01/06 @ $104.063)    (B+, B2)       04/01/11     8.125       210,700
       1,690     Consolidated Natural Gas Co.,
                  Senior Notes                     (BBB+, A3)      04/15/11     6.850     1,803,854

                 See Accompanying Notes to Financial Statements.

                                       22

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $    80     Denbury Management, Inc.,
                  Company Guaranteed, Senior
                  Subordinated Notes
                  (Callable 03/01/03 @ $104.50)     (B-, B3)       03/01/08     9.000  $     74,800
       1,590     Dominion Resources, Inc.,
                  Debentures (Putable
                  10/15/06 @ $100.00)              (BBB+, A3)      10/15/26     6.875     1,705,960
         870     Enterprise Products Partners LP,
                  Company Guaranteed               (BBB, Baa2)     02/01/11     7.500       920,662
         370     Magnum Hunter Resources, Inc.,
                  Company Guaranteed,
                  (Callable 06/01/02 @ $105.00)      (B, B2)       06/01/07    10.000       357,050
         25      Parker Drilling Co., Series D,
                  Company Guaranteed
                  (Callable 11/15/01 @ $104.87)     (B+, B1)       11/15/06     9.750        24,250
                                                                                       ------------
                                                                                          6,469,455
                                                                                       ------------
OIL & GAS SERVICES (0.0%)
         210     Southwest Royalties, Inc.,
                  Series B, Company Guaranteed
                  (Callable 10/15/02 @ $102.625)   (CCC-, Caa2)    10/15/04    10.500       176,400
                                                                                       ------------
PACKAGING & CONTAINERS (0.1%)
         165     Four M Corp., Series B, Senior
                  Secured Notes
                  (Callable 06/01/02 @ $104.00)      (B, B3)       06/01/06    12.000       142,725
         105     Owens-Illinois, Inc.,
                  Senior Notes                      (B+, B3)       05/15/08     7.350        84,525
                                                                                       ------------
                                                                                            227,250
                                                                                       ------------
PHARMACEUTICALS (0.0%)
         145     NBTY, Inc., Series B, Senior
                  Subordinated Notes
                  (Callable 09/15/02 @ $104.31)      (B+, B1)      09/15/07     8.625       137,750
                                                                                       ------------
PIPELINES (0.7%)
       1,365     Duke Energy Field Services, Notes (BBB, Baa2)     08/16/05     7.500     1,477,671
       1,430     Enron Corp., Notes                (BBB, Baa2)     06/15/03     7.875     1,175,829
          65     Western Gas Resources, Inc.,
                  Company Guaranteed
                  (Callable 06/15/04 @ $105.00)     (BB-, Ba3)     06/15/09    10.000        67,275
                                                                                       ------------
                                                                                          2,720,775
                                                                                       ------------
RETAIL (0.0%)
          55     AFC Enterprises, Senior
                  Subordinated Notes
                  (Callable 05/15/02 @ $105.12)      (B+, B2)      05/15/07    10.250        57,750
         105     Sbarro, Inc., Company Guaranteed,
                  Senior Notes
                  (Callable 09/15/04 @ $105.50)     (BB-, Ba3)     09/15/09    11.000        86,625
                                                                                       ------------
                                                                                            144,375
                                                                                       ------------
SAVINGS & LOANS (0.2%)
         750     Long Island Savings Bank FSB      (BBB, Baa2)     06/13/02     7.000       770,026
          75     Sovereign Bancorp, Inc., Senior
                  Notes                             (BB+, Ba3)     11/15/06    10.500        82,969
                                                                                       ------------
                                                                                            852,995
                                                                                       ------------
TELECOMMUNICATIONS (7.4%)
         155     Alamosa PCS Holdings, Inc.,
                  Company Guaranteed
                  (Callable 02/15/05 @ $106.44)(3) (CCC, Caa1)     02/15/10    12.875        88,350
       1,870     AT&T Corp., Global Notes           (A-, A3)       03/15/09     6.000     1,820,939
         440     AT&T Corp., Global Notes           (A-, A3)       03/15/29     6.500       381,449
         680     AT&T Wireless Group, Rule 144A,
                  Senior Notes(2)                  (BBB, Baa2)     03/01/11     7.875       737,006

                 See Accompanying Notes to Financial Statements.

                                       23

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $   495     AT&T Wireless Services, Inc.,
                  Global Senior Notes              (BBB, Baa2)     03/01/31     8.750   $   563,794
       1,465     Citizens Communications Co.       (BBB, Baa2)     05/15/06     8.500     1,583,990
       2,890     Citizens Communications Co.       (BBB, Baa2)     05/15/11     9.250     3,244,967
       1,905     Citizens Communications Co., Rule (BBB, Baa2)     08/15/08     7.625     1,972,454
                  144A, Notes(2)
       1,150     Cox Communications, Inc.          (BBB, Baa2)     11/01/10     7.750     1,264,073
         180     Crown Castle International Corp.
                  (Callable 08/01/06 @ $104.69)      (B, B3)       08/01/11     9.375       157,500
          80     Dobson Communications Corp.,
                  Senior Notes
                  (Callable 07/01/05 @ $105.44)      (B, B3)       07/01/10    10.875        86,200
         940     Global Crossing Holdings, Ltd.,
                  Global Company Guaranteed         (BB-, B2)      08/01/07     8.700       150,400
       2,290     Global Crossing Holdings, Ltd.,
                  Yankee Company Guaranteed
                  (Callable 11/01/04 @ $104.75)     (BB-, B2)      11/15/09     9.500       389,300
          55     Hyperion Telecommunications, Inc.,
                  Series B, Senior Discount Notes
                  (Callable 04/15/02 @ $100.00)     (B+, Caa2)     04/15/03    13.000         3,850
          60     Insight Midwest, Global Senior
                  Notes
                  (Callable 11/01/05 @ $105.25)      (B+, B1)      11/01/10    10.500        64,200
         710     Intermedia Communications, Inc.,
                  Series B, Senior Discount Notes
                  (Callable 07/15/02 @ $105.63)(3) (BBB+, Baa2)    07/15/07    11.250       706,450
         290     Intermedia Communications, Inc.,
                  Series B, Senior Notes
                  (Callable 06/01/03 @ $104.30)    (BBB+, Baa2)    06/01/08     8.600       295,800
          70     IWO Holdings, Inc., Rule 144A,
                  Company Guaranteed
                  (Callable 01/15/06 @ $107.00)(2)  (CCC, Caa1)    01/15/11    14.000        65,100
       1,200     Level 3 Communications, Inc.,
                  Senior Notes
                  (Callable 05/01/03 @ $104.563)   (CCC+, Caa1)    05/01/08     9.125       546,000
       1,690     Motorola, Inc., Rule 144A,
                  Private Placement Senior Notes(2) (BBB+, A3)     11/01/11     8.000     1,699,143
          45     Nextel Communications, Inc.,
                  Senior Discount Notes
                  (Callable 02/15/03 @ $104.97)(3)   (B, B1)       02/15/08     9.950        26,888
       1,310     Nextel Communications, Inc.,
                  Senior Notes
                  (Callable 11/15/04 @ $104.688)     (B, B1)       11/15/09     9.375       923,550
       1,005     Qwest Capital Funding, Inc.,
                  Company Guaranteed               (BBB+, Baa1)    11/15/18     6.500       895,310
       1,455     Qwest Capital Funding, Inc.,
                  Global Company Guaranteed        (BBB+, Baa1)    02/15/11     7.250     1,492,636
          65     Rogers Communications, Inc.,
                  Yankee Senior Notes
                  (Callable 01/15/02 @ $103.04)     (BB-, Ba1)     01/15/06     9.125        64,675
         220     SBA Communications Corp., Global
                  Senior Notes
                  (Callable 02/01/05 @ $105.125)     (B-, B3)      02/01/09    10.250       177,100
        2,225    Sprint Capital Corp., Global      (BBB+, Baa1)    11/15/28     6.875     2,038,053
                  Company Guaranteed
       1,880     Sprint Capital Corp., Rule 144A2  (BBB+, Baa1)    01/15/07     6.000     1,879,436
          90     U.S. Unwired, Inc., Series B,
                  Company Guaranteed,
                  (Callable 11/01/04 @ $106.69)(3) (CCC+, Caa1)    11/01/09    13.375        57,150
       1,000     Voicestream Wireless Corp., Senior
                  Discount Notes
                  (Callable 11/15/04 @ $105.94)(3)  (A-, Baa1)     11/15/09    11.875       867,500
         570     Voicestream Wireless Corp., Senior
                  Notes
                  (Callable 11/15/04 @ $105.19)     (A-, Baa1)     11/15/09    10.375       652,650
         800     WorldCom, Inc., Global Bonds       (BBB+, A3)     05/15/31     8.250       821,461
       1,645     WorldCom, Inc., Global Notes       (BBB+, A3)     05/15/11     7.500     1,698,329
         940     XO Communications, Inc., Senior
                  Discount Notes
                  (Callable 04/15/03 @ $104.72)(3) (CCC+, Caa1)    04/15/08     9.450        98,700

                 See Accompanying Notes to Financial Statements.

                                       24

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $ 1,290     XO Communications, Inc.,
                  Senior Discount Notes
                  (Callable 12/01/04 @
                  $106.06)(3)                      (CCC, Caa1)     12/01/09    12.125  $    109,650
         365     XO Communications, Inc., Senior
                  Notes
                  (Callable 11/15/03 @ $105.37)    (CCC, Caa1)     11/15/08    10.750        71,175
       1,805     XO Communications, Inc., Senior
                  Notes
                  (Callable 12/01/04 @ $105.25)    (CCC, Caa1)     12/01/09    10.500       315,875
                                                                                       ------------
                                                                                         28,011,103
                                                                                       ------------
TEXTILES (0.0%)
          75     Galey & Lord, Inc., Company
                  Guaranteed
                  (Callable 03/01/03 @ $104.563)   (CCC+, Ca)      03/01/08     9.125        13,125
         100     Simmons Co., Series B, Senior
                  Subordinated Notes
                  (Callable 03/15/04 @ $105.125)    (B-, B3)       03/15/09    10.250        87,125
          85     Westpoint Stevens, Inc., Senior
                  Notes                            (CCC+, Ca)      06/15/05     7.875        28,475
                                                                                       ------------
                                                                                            128,725
                                                                                       ------------
TOTAL CORPORATE BONDS (COST $139,222,734)                                               138,448,806
                                                                                       ------------
ASSET BACKED SECURITIES (4.7%)
       2,000     Chase Credit Card Master Trust,
                  Series 1999-3, Class A            (AAA, Aaa)     09/15/04     6.660     2,163,941
         535     Discover Card Master Trust 1,
                  Series 2001-6, Class A            (AAA, Aaa)     12/15/08     5.750       566,257
         767     Korea Asset Funding, Ltd.,
                  Series 2000-1A, Class 1(5)        (NR, Baa2)     02/12/09     5.660       764,425
       1,140     MBNA Master Credit Card Trust,
                  Series 1997-I, Class A            (AAA, Aaa)     01/15/07     6.550     1,229,338
       4,660     California Infrastructure PG&E,
                  Series 1997-1,
                  Class A7 (Callable 09/25/06 @
                  $100.00)                          (AAA, Aaa)     09/25/08     6.420     5,019,055
         900     Chase Credit Card Master Trust,
                  Series 2000-1 Class A             (AAA, Aaa)     02/15/05     2.695       901,531
       2,000     Commonwealth Edison Co., 1st
                  Mortgage
                  (Callable 02/01/02 @ $103.84)      (A-, A3)      02/01/22     8.625     2,119,708
         134     Donaldson Lufkin & Jenrette,
                  Inc., Acceptance
                  Trust, Series 1989-1, Class F
                  Acceptance Trust                  (AAA, Aaa)     08/01/19    11.000       150,095
         870     Small Business Administration,
                  Series 1992-
                  20D, Class 1 Development
                  Participation
                  Certificate Debenture            (AAA, Aaa)      04/01/12     8.200       956,487
       4,000     Standard Credit Card Master
                  Trust,
                  Series 1994-4, Class A           (AAA, Aaa)      11/07/03     8.250     4,002,724
                                                                                       ------------
TOTAL ASSET BACKED SECURITIES (COST $17,448,626)                                         17,873,561
                                                                                       ------------
MORTGAGE-BACKED SECURITIES (39.0%)
       4,470     Fannie Mae                        (AAA, Aaa)      11/15/30     6.625     5,116,371
         458     Fannie Mae Global Notes           (AAA, Aaa)      06/15/06     5.250       482,545
       5,900     Fannie Mae TBA                    (AAA, Aaa)      11/01/16     6.500     6,130,466
       7,755     Fannie Mae TBA                    (AAA, Aaa)      11/01/31     6.000     7,847,091
      12,300     Fannie Mae TBA                    (AAA, Aaa)      11/01/31     7.000    12,822,750
      10,695     Fannie Mae TBA                    (AAA, Aaa)      11/01/31     7.500    11,203,012
      26,770     Fannie Mae TBA                    (AAA, Aaa)      11/01/31     8.000    28,300,923
       6,885     Fannie Mae TBA                    (AAA, Aaa)      12/01/31     7.000     7,156,097
         335     Fannie Mae, Series 1999-52        (AAA, Aaa)      05/25/22     7.000       345,700

                  See Accompanying Notes to Financial Statements.

                                       25

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $   447     Fannie Mae                        (AAA, Aaa)      08/01/29     7.500  $    470,526
          32     Fannie Mae                        (AAA, Aaa)      10/01/29     7.500        33,592
         228     Fannie Mae                        (AAA, Aaa)      11/01/29     7.500       239,595
         785     Fannie Mae                        (AAA, Aaa)      12/01/29     7.000       821,335
          55     Fannie Mae                        (AAA, Aaa)      02/01/30     7.500        57,857
       1,165     Fannie Mae Global Notes           (AAA, Aaa)      01/15/30     7.125     1,415,157
         140     Fannie Mae Pool #004542           (AAA, Aaa)      12/01/08    12.000       154,508
          47     Fannie Mae Pool #035574           (AAA, Aaa)      10/01/08     8.750        49,080
           6     Fannie Mae Pool #076368           (AAA, Aaa)      09/01/03     9.250         6,520
          10     Fannie Mae Pool #076378           (AAA, Aaa)      09/01/03     9.250        10,479
         832     Fannie Mae Pool #124211           (AAA, Aaa)      12/01/21     7.869       850,798
         302     Fannie Mae Pool #124790           (AAA, Aaa)      02/01/23     9.000       331,859
         415     Fannie Mae Pool #125136           (AAA, Aaa)      07/01/07     8.000       437,358
          38     Fannie Mae Pool #224635           (AAA, Aaa)      09/01/20     9.000        41,279
         111     Fannie Mae Pool #243876           (AAA, Aaa)      01/01/09     9.000       120,152
         632     Fannie Mae Pool #252492           (AAA, Aaa)      05/01/29     7.500       666,024
         454     Fannie Mae Pool #252874           (AAA, Aaa)      11/01/29     7.500       478,232
         612     Fannie Mae Pool #253183           (AAA, Aaa)      03/01/30     7.500       641,589
         307     Fannie Mae Pool #270674           (AAA, Aaa)      09/01/17     9.000       337,154
         227     Fannie Mae Pool #312088           (AAA, Aaa)      06/01/02     7.000       231,651
         235     Fannie Mae Pool #501926           (AAA, Aaa)      02/01/30     7.000       245,658
         882     Fannie Mae Pool #501932           (AAA, Aaa)      02/01/30     7.000       921,658
         727     Fannie Mae Pool #501939           (AAA, Aaa)      03/01/30     7.000       759,468
          25     Fannie Mae Pool #504305           (AAA, Aaa)      08/01/29     7.500        26,347
          65     Fannie Mae Pool #504338           (AAA, Aaa)      10/01/29     7.500        68,381
          23     Fannie Mae Pool #504669           (AAA, Aaa)      10/01/29     7.500        24,594
          17     Fannie Mae Pool #507048           (AAA, Aaa)      09/01/29     7.500        17,791
          23     Fannie Mae Pool #507053           (AAA, Aaa)      09/01/29     7.500        23,897
          46     Fannie Mae Pool #508801           (AAA, Aaa)      08/01/29     7.500        48,092
         514     Fannie Mae Pool #508854           (AAA, Aaa)      08/01/29     7.500       541,687
          19     Fannie Mae Pool #508907           (AAA, Aaa)      08/01/29     7.500        19,873
          39     Fannie Mae Pool #509144           (AAA, Aaa)      07/01/29     7.500        41,425
         156     Fannie Mae Pool #511764           (AAA, Aaa)      12/01/29     7.500       164,418
          66     Fannie Mae Pool #515160           (AAA, Aaa)      09/01/29     7.500        69,650
         379     Fannie Mae Pool #515509           (AAA, Aaa)      10/01/29     7.500       398,722
         141     Fannie Mae Pool #515542           (AAA, Aaa)      10/01/29     8.000       150,778
         431     Fannie Mae Pool #515943           (AAA, Aaa)      10/01/29     7.500       453,409
          30     Fannie Mae Pool #515955           (AAA, Aaa)      10/01/29     7.500        31,268
          52     Fannie Mae Pool #516832           (AAA, Aaa)      01/01/30     7.500        54,405
         462     Fannie Mae Pool #517894           (AAA, Aaa)      03/01/30     7.500       484,639
          33     Fannie Mae Pool #521205           (AAA, Aaa)      12/01/29     7.500        34,547
         118     Fannie Mae Pool #521369           (AAA, Aaa)      12/01/29     7.000       123,236
          32     Fannie Mae Pool #522696           (AAA, Aaa)      11/01/29     7.500        33,477
         511     Fannie Mae Pool #522904           (AAA, Aaa)      03/01/30     7.500       535,412
          63     Fannie Mae Pool #523929           (AAA, Aaa)      11/01/29     7.500        66,239
         450     Fannie Mae Pool #526089           (AAA, Aaa)      12/01/29     7.000       470,342
         151     Fannie Mae Pool #527587           (AAA, Aaa)      12/01/29     7.500       158,867
         130     Fannie Mae Pool #527805           (AAA, Aaa)      03/01/30     7.500       136,081
         388     Fannie Mae Pool #528126           (AAA, Aaa)      03/01/30     7.500       406,819
          53     Fannie Mae Pool #528289           (AAA, Aaa)      03/01/30     7.500        55,117
          25     Fannie Mae Pool #528508           (AAA, Aaa)      02/01/30     7.500        26,641
          43     Fannie Mae Pool #528800           (AAA, Aaa)      01/01/30     7.000        45,129
         335     Fannie Mae Pool #528803           (AAA, Aaa)      01/01/30     7.500       353,263
          25     Fannie Mae Pool #529869           (AAA, Aaa)      02/01/30     7.500        26,595
         132     Fannie Mae Pool #531075           (AAA, Aaa)      02/01/30     8.000       139,115

             See Accompanying Notes to Financial Statements.

                                       26

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $    36     Fannie Mae Pool #531310           (AAA, Aaa)      03/01/30     7.500  $     38,210
         381     Fannie Mae Pool #531537           (AAA, Aaa)      03/01/30     7.500       399,507
       1,053     Fannie Mae Pool #531539           (AAA, Aaa)      03/01/30     7.000     1,100,068
          25     Fannie Mae Pool #532271           (AAA, Aaa)      02/01/30     7.000        25,731
          33     Fannie Mae Pool #532476           (AAA, Aaa)      03/01/30     7.500        34,606
          56     Fannie Mae Pool #532496           (AAA, Aaa)      03/01/30     7.500        58,752
         564     Fannie Mae Pool #533026           (AAA, Aaa)      03/01/30     8.000       596,264
         449     Fannie Mae Pool #533027           (AAA, Aaa)      03/01/30     8.000       474,533
         798     Fannie Mae Pool #533033           (AAA, Aaa)      03/01/30     8.000       843,838
         409     Fannie Mae Pool #533440           (AAA, Aaa)      01/01/30     8.000       436,531
       3,755     Fannie Mae Pool #533484           (AAA, Aaa)      03/01/28     8.000     4,009,619
         453     Fannie Mae Pool #533586           (AAA, Aaa)      03/01/30     7.500       474,553
         282     Fannie Mae Pool #533714           (AAA, Aaa)      03/01/30     8.000       298,694
         434     Fannie Mae Pool #534125           (AAA, Aaa)      03/01/30     7.500       454,727
         366     Fannie Mae Pool #535083           (AAA, Aaa)      12/01/29     7.500       385,590
       2,743     Fannie Mae Pool #535101           (AAA, Aaa)      08/01/13     6.500     2,865,175
         215     Fannie Mae Pool #535159           (AAA, Aaa)      02/01/30     7.000       224,920
       3,038     Fannie Mae, Series 1993-196,      (AAA, Aaa)      10/25/08     5.500     3,126,239
                  Class J
       4,920     Fannie Mae, Series 1997-51,
                  Class KB Guaranteed REMIC Trust  (AAA, Aaa)      03/20/08     7.000     5,040,196
         290     Freddie Mac                       (AAA, Aaa)      12/15/20     6.250       301,564
           6     Freddie Mac Pool #260499          (AAA, Aaa)      04/01/16    10.000         6,738
       1,205     Freddie Mac Pool #292065          (AAA, Aaa)      04/01/17     8.500     1,290,704
         591     Freddie Mac Pool #606523          (AAA, Aaa)      10/01/19     6.907       611,135
       2,625     GE Capital Commercial Mortgage
                  Corp., Series 2000-1, Class A2   (AAA, Aaa)      12/15/10     6.496     2,802,652
           9     Ginnie Mae                        (AAA, Aaa)      07/15/13    11.000        10,341
          11     Ginnie Mae Pool #068764           (AAA, Aaa)      09/15/13    12.000        12,827
          85     Ginnie Mae Pool #093401           (AAA, Aaa)      01/15/10     9.500        93,880
           2     Ginnie Mae Pool #296254           (AAA, Aaa)      09/15/20     9.500         2,760
       5,112     Ginnie Mae Pool #508483           (AAA, Aaa)      05/15/31     7.000     5,339,971
       1,828     Ginnie Mae Pool #545822           (AAA, Aaa)      06/15/31     7.500     1,923,884
       7,889     Ginnie Mae Pool #559037           (AAA, Aaa)      07/15/31     7.000     8,241,986
       2,993     Ginnie Mae Pool #561961           (AAA, Aaa)      06/15/31     7.000     3,126,897
         745     J.P. Morgan Chase Commercial
                  Mortgage, Series
                  2001-CIB2, Class A3               (AAA, NR)      04/15/35     6.429       787,401
       1,276     LB Commercial Conduit Mortgage
                  Trust, Series 1999-C2, Class A1  (AAA, Aaa)      10/15/32     7.105     1,384,391
       2,640     LB-UBS Commercial Mortgage Trust,
                  Series 2000-C5, Class A2         (AAA, Aaa)      11/15/10     6.510     2,825,335
       1,582     Morgan Stanley Mortgage Trust,
                  Series 40, Class 8               (AAA, Aaa)      07/20/21     7.000     1,609,900
         683     Nomura Asset Securities Corp.,
                  Series 1994- 4B, Class 4A        (AAA, Aaa)      09/25/24     8.300       688,858
       1,890     Salomon Brothers Mortgage
                  Securities VII,
                  Series 2001-C1, Class A3         (AAA, Aaa)      12/15/35     6.428    2,004,276
                                                                                       ------------
TOTAL MORTGAGE-BACKED SECURITIES  (Cost $143,980,173)                                   147,909,993
                                                                                       ------------
FOREIGN BONDS (9.6%)
         510     Abitibi-Consolidated, Inc.,       (BBB-, Baa3)    08/01/30     8.850       515,103
                  Yankee Debentures
       1,640     AXA, Global Subordinated Notes      (A-, A2)      12/15/30     8.600     1,873,218
         560     British Sky Broadcasting, Inc.,
                  Yankee Company Guaranteed         (BB+, Ba1)     10/15/06     7.300       570,784
       1,945     British Telecommunications PLC,    (A-, Baa1)     12/15/30     8.625     2,333,475
                  Global Bonds
         885     British Telecommunications PLC,    (A-, Baa1)     12/15/05     7.625       977,875
                  Global Notes

                 See Accompanying Notes to Financial Statements.

                                       27

          PAR                                       RATINGS(1)
          (000)                                     (S&P/MOODY'S)     MATURITY     RATE%     VALUE
          -----                                     -------------     --------     -----     -----
BONDS (98.9%)
        $   652  Cablevision SA, Yankee Bonds        (CCC+, Caa3)  05/01/09     13.750  $    216,790
            396  Cablevision SA, Yankee Notes          (B, Caa3)   04/30/07     13.750       135,630
            105  Flextronics International, Ltd.,
                  Yankee Senior Subordinated Notes
                  (Callable 07/01/05 @ $104.94)       (BB-, Ba2)   07/01/10      9.875       109,725
             40  GT Group Telecom, Inc., Yankee
                  Senior Discount Notes
                  (Callable 02/01/05 @ $106.625)(3)   (B-, Caa1)   02/01/10     13.250         7,600
            379  Hidroelectrica Piedra del Aguila
                  SA, Series QP, Collateral Trust      (NR, NR)    06/30/09      8.250       220,534
             95  Intrawest Corp., Yankee Senior
                  Notes (Callable 02/01/05
                  @ $105.25)                           (B+, B1)    02/01/10     10.500        90,250
          1,600  Koninklijke (Royal) KPN NV,
                  Global Senior Unsubordinated       (BBB-, Baa3)  10/01/10      8.000     1,360,704
          1,190  Koninklijke (Royal) KPN NV,
                  Global Senior Unsubordinated       (BBB+, Baa2)  10/01/30      8.375       939,467
          2,485  Republic of Argentina,
                  Series 2008                         (CC, Caa3)   12/19/08      7.000     1,149,313
          2,230  Republic of Argentina,
                  Series 2018                         (CC, Caa3)   06/19/18     12.250       919,691
          4,474  Republic of Argentina,
                  Series 2031                         (CC, Caa3)   06/19/31     12.000     1,918,176
          2,330  Republic of Philippines,
                  Series B, Foreign Government
                  Guaranteed (Callable
                  12/03/01 @ $100.00)(6)              (BB+, Ba1)   12/01/17      6.500     2,056,225
            135  Rogers Cantel, Inc., Yankee
                  Senior Subordinated Notes
                  (Callable 10/01/02 @ $104.40)       (BB-, Ba2)   10/01/07      8.800       128,925
          2,200  Royal Bank of Scotland Group PLC,
                  Series 3, Perpetual Global Bonds
                  (Callable 12/31/05 @ $100.00)        (A-, A1)    11/29/49      7.816     2,411,367
          7,715  Russian Federation, Rule 144A,        (B, B2)     03/31/30      5.000     3,693,556
                  Unsubordinated(2),(5)
          1,270  Russian Ministry of Finance,
                  Series VI, Debentures                (B-, B3)    05/14/06      3.000       793,750
            585  Telus Corp., Yankee Notes           (BBB+, Baa2)  06/01/07      7.500       629,445
          1,610  Telus Corp., Yankee Notes           (BBB+, Baa2)  06/01/11      8.000     1,757,994
          1,395  Tricon Global Restaurant, Senior      (BB, Ba1)   04/15/11      8.875     1,485,675
                  Notes
            715  Tyco International Group SA,
                  Yankee Company Guaranteed            (A, Baa1)   01/15/29      6.875       716,918
             80  Baytex Energy, Ltd. Global Company
                  Guaranteed (Callable 02/15/06
                  @ $105.25)                           (B-, B2)    02/15/11     10.500        76,400
          1,900  Government of Quebec, Series PJ,
                  Global Debentures                    (A+, A1)    01/22/11      6.125     2,026,189
          2,780  Tyco International Group SA,
                  Yankee Company Guaranteed           (A, Baa1)    02/15/06      6.375     2,921,049
            967  Republic of Brazil, Series 20Yr,
                  Restructured Debt Bonds
                  (Callable 04/15/02 @ $100.00)        (BB-, B1)   04/15/14      8.000       654,306
            850  Domtar, Inc., Yankee Notes          (BBB-, Baa3)  10/15/11      7.875       871,681
          2,435  France Telecom, Rule 144A,
                  Private Placement(2)                (BB+, Baa3)  03/01/06      7.200     2,602,418
                                                                                        ------------
TOTAL FOREIGN BONDS (Cost $36,785,228)                                                    36,164,233
                                                                                        ------------

UNITED STATES TREASURY OBLIGATIONS (4.9%)
UNITED STATES TREASURY BILLS (0.2%)
            525  United States Treasury Bills        (AAA, Aaa)    02/14/02      3.280       521,983
                                                                                        ------------
UNITED STATES TREASURY BONDS (1.3%)
          4,080  United States Treasury Bonds        (AAA, Aaa)    05/15/30      6.250     4,864,445
                                                                                        ------------

                 See Accompanying Notes to Financial Statements.

                                       28

          PAR                                        RATINGS(1)
         (000)                                     (S&P/MOODY'S)  MATURITY      RATE%     VALUE
         -----                                     -------------  --------      -----     -----
UNITED STATES TREASURY NOTES (3.4%)
        $ 5,000   United States Treasury Notes        (AAA, Aaa)   09/30/03      2.750  $  5,033,985
            390   United States Treasury Notes        (AAA, Aaa)   10/31/03      2.750       392,560
          7,095   United States Treasury Notes        (AAA, Aaa)   08/15/11      5.000     7,509,341
                                                                                        ------------
                                                                                          12,935,886
                                                                                        ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $17,870,437)                             $ 18,322,314
                                                                                        ------------

WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
             65   Dayton Superior Corp. Rule 144A,
                   strike $0.01, expires June 2009(2)                                            975
                                                                                        ------------

TELECOMMUNICATIONS (0.0%)
             40   GT Group Telecom, Inc., Rule 144A,
                   strike $0.00 expires February
                   2010(2)                                                                       480
             70   IWO Holdings, Inc., strike $7.00,
                   expires January 2011                                                        4,200
                                                                                        ------------
                                                                                               4,680
                                                                                        ------------
TOTAL WARRANTS (Cost $3,300)                                                                   5,655
                                                                                        ------------

             PAR
            (000)
            -----
SHORT-TERM INVESTMENT (23.8%)
        $90,257   State Street Bank and Trust Co.
                   Euro Time Deposit
                   (Cost $90,257,000)                              11/01/01      2.500    90,257,000

TOTAL INVESTMENTS AT VALUE (118.5%)
(Cost$445,567,497(6))                                                                    448,981,562
LIABILITIES IN EXCESS OF OTHER ASSETS (-18.5%)                                           (69,956,156)
                                                                                        ------------
NET ASSETS (100%)                                                                       $379,025,406
                                                                                        ============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $22,134,859 or 5.8% of net assets.
(3) Step Bond - The interest as of October 31, 2001 is 0% and will reset to the interest rate shown at a future date.
(4) Security in default.
(5) Variable rate obligations - The interest rate shown is the rate as of October 31, 2001.
(6) Cost for federal income tax purposes is $446,082,028.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001

          PAR                                        RATINGS(1)
         (000)                                      (S&P/MOODY'S)  MATURITY      RATE%     VALUE
         -----                                      -------------  --------      -----     -----
AGENCY OBLIGATIONS (0.3%)
         $   48   Small Business Administration
                   Guaranteed Development
                   Participation Certificate,
                   Series 1992-IOC Class I            (AAA, Aaa)   04/01/02      7.450  $     49,102
            129   Small Business Administration
                   Guaranteed Development
                   Participation Certificate,
                   Series 1992-IOC Class I            (AAA, Aaa)   07/01/02      6.600       131,186
                                                                                        ------------
TOTAL AGENCY OBLIGATIONS (Cost $177,653)                                                     180,288
                                                                                        ------------

MORTGAGE-BACKED SECURITIES (42.8%)
            690   Fannie Mae                          (AAA, Aaa)   12/10/07      6.560       718,100
            317   Fannie Mae Pool #515160             (AAA, Aaa)   09/01/29      7.500       333,664
            366   Fannie Mae Pool #532011             (AAA, Aaa)   03/01/30      7.500       385,931
            385   Fannie Mae Pool #533091             (AAA, Aaa)   03/01/30      7.500       403,612
             70   Fannie Mae Pool #533421             (AAA, Aaa)   03/01/30      8.000        73,919
            447   Fannie Mae Pool #533440             (AAA, Aaa)   01/01/30      8.000       476,775
            216   Fannie Mae Pool #533714             (AAA, Aaa)   03/01/30      8.000       228,409
          2,000   Fannie Mae, Series 1993-196,        (AAA, Aaa)   10/25/08      5.500     2,058,090
                   Class J
          2,000   Fannie Mae, Series 1997-51,
                   Class KB
                   Guaranteed REMIC Trust             (AAA, Aaa)   03/20/08      7.000     2,048,860
            281   Morgan Stanley Mortgage Trust,
                   Series 40, Class 8                 (AAA, Aaa)   07/20/21      7.000       285,443
          2,704   Fannie Mae Pool #073292             (AAA, Aaa)   12/01/05      6.625     2,930,133
          1,914   Fannie Mae Pool #375319             (AAA, Aaa)   08/01/07      6.750     2,101,842
            566   Fannie Mae Pool #498569             (AAA, Aaa)   05/01/29      7.500       596,558
            485   Fannie Mae Pool #499251             (AAA, Aaa)   07/01/29      7.000       506,996
            730   Fannie Mae Pool #501931             (AAA, Aaa)   02/01/30      7.000       763,122
             21   Fannie Mae Pool #503857             (AAA, Aaa)   07/01/29      7.500        21,966
             21   Fannie Mae Pool #517826             (AAA, Aaa)   02/01/30      7.000        21,932
             21   Fannie Mae Pool #521146             (AAA, Aaa)   12/01/29      7.000        22,079
             23   Fannie Mae Pool #524164             (AAA, Aaa)   11/01/29      7.000        24,440
            242   Fannie Mae Pool #524946             (AAA, Aaa)   03/01/30      8.000       255,506
            175   Fannie Mae Pool #530172             (AAA, Aaa)   03/01/30      7.500       183,097
          1,597   Fannie Mae, Series 1998-51,
                   Class PA                           (AAA, Aaa)   12/18/19      6.000     1,609,982
          2,000   Freddie Mac, Series 1490, Class     (AAA, Aaa)   04/15/08      6.500     2,108,220
                   CA
          2,250   Federal Home Loan Bank              (AAA, Aaa)   03/06/03      5.720     2,350,001
          1,000   Federal Home Loan Bank              (AAA, Aaa)   09/02/03      5.575     1,051,393
          1,495   Freddie Mac Global Notes            (AAA, Aaa)   07/15/03      5.750     1,573,015
                                                                                        ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost$21,978,077)                                        23,133,085
                                                                                        ------------

UNITED STATES TREASURY OBLIGATIONS (48.6%)
UNITED STATES TREASURY NOTES
          1,400   United States Treasury Notes       (AAA, Aaa)    11/15/04      5.875     1,517,579
         10,030   United States Treasury Notes       (AAA, Aaa)    05/15/05      6.750    11,214,403
            200   United States Treasury Notes       (AAA, Aaa)    05/15/06      4.625       209,313
          5,305   United States Treasury Notes       (AAA, Aaa)    08/15/09      6.000     5,960,873
          5,575   United States Treasury Notes       (AAA, Aaa)    02/15/10      6.500     6,471,794
            800   United States Treasury Notes       (AAA, Aaa)    08/15/11      5.000       846,719
                                                                                        ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS
    (Cost $24,327,647)                                                                    26,220,681
                                                                                        ------------

                See Accompanying Notes to Financial Statements.

                                       30

          PAR                                        RATINGS(1)
         (000)                                      (S&P/MOODY'S)  MATURITY      RATE%     VALUE
         -----                                      -------------  --------      -----     -----
SHORT-TERM INVESTMENT (6.3%)
        $ 3,379   State Street Bank and Trust Co.
                   Euro Time
                   Deposit (Cost $3,379,000)                       11/01/01      2.500  $  3,379,000
                                                                                        ------------

TOTAL INVESTMENTS AT VALUE (98.0%) (Cost
    $49,862,377(2))                                                                       52,913,054
OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)                                               1,072,495
                                                                                        ------------
NET ASSETS (100%)                                                                       $ 53,985,549
                                                                                        ============

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

          PAR                                        RATINGS(1)
         (000)                                      (S&P/MOODY'S)  MATURITY      RATE%     VALUE
         -----                                      -------------  --------      -----     -----
MUNICIPAL BONDS (98.3%)
NEW YORK (96.1%)
        $ 1,550   Battery Park City Authority NY,
                   Revenue Bond, Series A
                   (Callable 11/01/03 @ $102.00)      (AA,Aa3)     11/01/10      5.500  $  1,658,174

          1,000   Hempstead, NY, Industrial
                   Development Agency,
                   Residential Recovery, Revenue      (BBB, A3)    12/01/10      5.000     1,037,370
                   Bonds
          1,000   Long Island Power Authority of
                   New York, Electric Systems,
                   Revenue Bond                      (AAA, Aaa)    04/01/04      5.000     1,053,910
            500   Long Island Power Authority of
                   New York (AMBAC Insured),
                   Electric Systems Revenue
                   Bond, Series A                    (AAA, Aaa)    12/01/07      6.000       569,005
          1,300   Long Island Power Authority of
                   New York (AMBAC Insured),
                   Electric Systems Revenue
                   Bond, Series A                    (AAA, Aaa)    12/01/09      5.500     1,451,398
            500   Metropolitan Transportation
                   Authority, Commuter Facilities
                   Revenue Bond                     (BBB+, Baa1)   07/01/04      5.250       532,310
          1,315   Metropolitan Transit Authority,
                   NY, Commuter Facs., Revenue Bond,
                   Series A                          (AA-, Baa1)   07/01/05      5.000     1,406,300
          2,000   Metropolitan Transportation
                   Authority, Commuter Facilities,
                   Series C-1 (FGIC insured)         (AAA, Aaa)    07/01/05      6.000     2,212,760
          1,750   Metropolitan Transportation
                   Authority, Commuter Facilities,
                   Series C-1 (MBIA insured)         (AAA, Aaa)    07/01/05      6.000     1,936,165
          2,000   Metropolitan Transportation
                   Authority, Commuter Facilities,
                   Series A                         (BBB+, Baa1)   07/01/07      5.250     2,170,380
          1,500   Metropolitan Transportation
                   Authority, NY, Transportation
                   Facilities Revenue, Service
                   Contract, Series R                (AAA, Baa1)   07/01/07      5.500     1,657,515
            500   Metropolitan Transportation
                   Authority, Commuter Facilities,
                   Series E Revenue Bond,
                   (Callable 07/01/07 @ $101.00)     (AAA, Aaa)    07/01/10      5.000       532,455
            600   Metropolitan Transit Authority,
                   NY, Dedicated Tax Fund, Series A
                   (Callable 04/01/10 @ $100.00)     (AAA, Aaa)    04/01/13      5.600       660,288
          1,000   Metropolitan Transportation
                   Authority, NY, Transportation
                   Facilities, Series C, Revenue
                   Bond (Callable 01/01/09
                   @ $101.00)                        (AAA, Aaa)    07/01/14      5.125     1,053,380
          1,000   Metropolitan Transit Authority,
                   NY, Dedicated Tax Fund, Series A  (AAA, Aaa)    04/01/15      5.500     1,116,920
          2,000   Municipal Assistance Corp.,
                   New York City,
                   Revenue Bond, Series L            (AA+, Aa1)    07/01/04      6.000     2,172,240
          1,450   Municipal Assistance Corp.,
                   Revenue Bonds For
                   New York City, Series L
                   Non-Callable                      (AA+, Aa1)    07/01/05      6.000     1,604,251
          1,000   Municipal Assistance Corp., New
                   York City, Revenue Bond,
                   Series H                          (AA+, Aa1)    07/01/07      6.250     1,143,250
          1,350   Nassau County, NY, General
                   Obligation Bond, Series R
                   (FGIC insured)                    (AAA, Aaa)    11/01/02      5.125     1,389,487
             60   New York City General Obligation    (A, A2)      08/01/02      5.500        61,576
                   Bond, Series L
            435   New York City General Obligation
                   Unlimited, Series F                (A, A2)      08/01/03      3.500       441,899
          2,000   New York City General Obligation,   (A, A2)      08/01/05      5.600     2,164,100
                   Series F
          1,000   New York City General Obligation
                    Unlimited, Series F               (A, A2)      08/01/06      5.500     1,087,040
          3,000   New York City General Obligation
                   Bond, Series A                     (A, A2)      08/01/06      7.000     3,448,980
          1,980   New York City General Obligation,
                   Series E                           (A, A2)      08/01/08      5.250     2,127,233
          1,000   New York City General Obligation
                   Bond, Series H
                   (Callable @ 08/01/04 $101.50)      (A, A2)      08/01/08      6.000     1,079,970
          1,000   New York City General Obligation
                   Unlimited, Series F                (A, A2)      08/01/09      5.000     1,059,100

                 See Accompanying Notes to Financial Statements.

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $ 1,000     New York City General Obligation
                  Bond                               (A, A2)       08/01/11     6.125  $  1,103,990
       1,000     New York City General Obligation
                  Unlimited, Series H (Callable
                  03/15/11 @ $101.00)                (A, A2)       03/15/13     5.750     1,105,210
         555     New York City General Obligation
                  Unlimited, Series F
                  (Callable 02/01/11 @ $101.00)      (A, A2)       08/01/16     5.250       570,901
       1,000     New York City Industrial
                  Development Agency,
                  YMCA Greater NY Project          (NR, Baa1)      08/01/06     6.000     1,085,490
       1,000     New York City Municipal Water
                  Authority,
                  Revenue Bonds, Series F          (AA, Aa2)       06/15/29     5.000       983,700
       1,100     New York City Transitional
                  Finance Authority                (AA+, Aa2)      02/01/08     5.500     1,206,128
       1,225     New York City Transitional
                  Finance Authority
                  Revenue Bonds, Series B          (AA+, Aa2)      02/01/08     5.500     1,343,188
       1,000     New York City Transitional        (AA+, Aa2)      02/01/11     5.500     1,110,760
                  Finance Authority
       1,160     New York City Transitional
                  Finance Authority
                  (Callable 02/15/10 @ $101.00)    (AA+, Aa2)      02/15/12     5.500     1,272,671
       2,000     New York City Transitional
                 Finance Authority
                 (Callable 08/15/09 @ $101.00)     (AA+, Aa2)      08/15/18     5.750     2,146,560
       1,000     New York City, General
                   Obligation Unlimited,
                  Series A                           (A, A2)       08/01/07     5.750     1,101,260
       1,000     New York City, General Obligation
                  Unlimited,
                  Series B, MBIA IBC               (AAA, Aaa)      08/01/09     4.900     1,069,640
         100     New York Municipal Assistance
                  Corp., Revenue
                  Bond, Series J                   (AA+, Aa1)      07/01/05     5.125       107,625
       1,000     New York Municipal Assistance
                  Corp., Revenue
                  Bond, Series M                   (AA+, Aa1)      07/01/08     5.500     1,109,640
       1,000     New York State Dormitory
                  Authority                        (AAA, Aaa)      07/01/14     5.750     1,146,650
       3,000     New York State Dormitory
                  Authority, City
                  University, Series A             (AA-, A3)       07/01/05     5.700     3,280,500
       2,000     New York State Dormitory
                  Authority, City
                  University, Education Facilities
                  Improvement                      (AA-, A3)       05/15/07     6.000     2,241,620
       1,105     New York State Dormitory
                  Authority, City
                  University, Revenue Bond, Series
                  F (Callable
                  07/01/03 @ $102.00)              (AA-, A3)       07/01/12     5.500     1,170,096
       1,000     New York State Dormitory
                  Authority, Court
                  Facilities Lease, Revenue Bond,
                  Series A
                  (Callable 05/15/03 @ $101.50)      (A, A3)       05/15/13     5.625     1,043,880
       1,000     New York State Dormitory
                  Authority, Lenox Hill
                  Hospital Obligation Group,
                  Revenue Bonds                      (NR, A3)      07/01/09     5.250     1,070,780
       1,000     New York State Dormitory
                  Authority, Mental
                  Health Services Facilities
                  Revenue Bond,
                  Series A                          (AA-, A3)      02/15/02     5.000     1,007,720
       1,265     New York State Dormitory
                 Authority, Mental
                 Health Services Facs, Revenue
                 Bonds                             (AAA, Aaa)      02/15/09     5.250     1,377,206
       1,745     New York State Dormitory
                  Authority, State
                  University Dormitory Facilities,
                  Series A
                  (AMBAC insured)                   (AAA, Aaa)     07/01/06     5.750     1,939,951
       1,000     New York State Dormitory
                  Authority, State
                  University Education Facilities,
                  Series A                          (AA-, A3)      05/15/02     5.400     1,017,120
       1,000     New York State Dormitory
                  Authority, State
                  University Educational Facs.,
                  Series B Revenue
                  Bonds (Callable 05/15/08 @
                  $101.00)                          (AA-, A3)      05/15/09     5.250     1,086,710
       350       New York State Dormitory
                  Authority, Unrefunded
                  Balance Revenue Bonds, Series B   (AA-, A3)      02/15/07     6.000       390,527

                 See Accompanying Notes to Financial Statements.

                                       33

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $ 1,000     New York State Dormitory
                  Authority, Upstate
                  Community College, Series A        (AA-, A3)     07/01/02     5.300  $  1,020,760
       1,000     New York State Environmental
                  Facilities Corp.
                  (Callable 06/15/11 @ $100.00)     (AAA, Aaa)     06/15/14     5.250     1,072,470
       1,000     New York State Environmental
                  Facilities Corp.,
                  Revenue Bond (Callable 06/15/11 @
                  $100.00)                          (AAA, aa)      06/15/13     5.000     1,061,870
       1,000     New York State Environmental
                  Facilities Corp.,
                  Revenue Bond (Callable 06/15/11 @ (AAA, Aaa)     06/15/14     5.000     1,052,980
                  $100.00)
         200     New York State General Obligation
                  Bond, Series C                     (AA, A2)      10/01/03     6.000       213,714
         550     New York State General Obligation
                  Bond, Series F                     (AA, A2)      09/15/06     5.000       594,220
         250     New York State Housing Finance
                  Agency,
                  New York City Health Facilities,
                  Revenue Bond, Series A              (A, A3)      11/01/06     6.000       280,938
       1,000     New York State Local Government
                  Assistance Corporation, Revenue
                   Bond, Series A                    (AA-, A3)     04/01/05     5.400     1,079,140
       1,125     New York State Local Government
                  Assistance
                  Corporation Revenue Bond,
                  Series A                           (AAA, Aaa)    04/01/06     6.000     1,255,894
         600     New York State Local Government
                  Assistance
                   Corporation, Revenue Bond,
                   Series A                          (AA-, A3)     04/01/06     6.000       669,024
       1,000     New York State Local Government
                  Assistance
                  Corporation, Revenue Bond,
                  Series A                         (AA-, A3)       04/01/07     6.000     1,123,690
       1,000     New York State Mortgage Agency,
                  Home Owner
                 Mortgage Revenue Bond, Series 95
                  (Callable 04/01/10 @ $100.00)     (NR, Aa1)      10/01/17     5.500     1,044,390
       1,025     New York State Mortgage Finance
                  Agency (Callable 11/23/09
                    @ $101.00)                      (NR, Aa2)      10/01/15     5.900     1,107,943
       1,000     New York State Power Authority,    (AA-, Aa2)     11/15/07     5.500     1,113,000
                  Revenue Bond
         405     New York State Thruway Authority,
                  Highway &
                  Bridge Revenue Bond, Series A     (AAA, Aaa)     04/01/10     5.250       444,155
                  (Non-Callable)
       1,200     New York State Thruway Authority,
                  Highway &
                  Bridge, Revenue Bond, Series A    (AAA, Aaa)     04/01/09     5.750     1,350,588
       3,000     New York State Thruway Authority,
                  Local
                  Highway and Bridge, Series A (MBIA
                 Insured)                           (AAA, Aaa)     01/01/04     6.000     3,211,050
       1,375     New York State Thruway Authority,
                  Service
                  Contract Revenue Bond             (AAA, Aaa)     04/01/09     5.500     1,525,535
       1,000     New York State Urban Development
                  Corporation,
                  Correctional Capital Facilities
                  Revenue Bond,
                  Series 4                          (AA-, A3)      01/01/04     5.200     1,051,760
       1,000     New York State Urban Development
                  Corporation,
                  Revenue Bond (Ambac-TCRS insured) (AAA, Aaa)     01/01/06     5.400     1,086,950
       1,000     New York State Urban Development
                  Corporation,
                  Revenue Bonds                       (A,A3)       04/01/11     5.750     1,136,020
       1,000     New York State Urban Development
                  Corporation
                  (Callable 01/01/09 @ $101.00)     (AAA,Aaa)      01/01/13     6.000     1,136,210
         500     Port Authority NY & NJ, Revenue
                  Bond,
                  Consolidated 80th Ser.            (AA-, A1)      08/01/03     5.800       527,445
       2,000     Port Authority NY & NJ, Revenue
                  Bond,
                  Series 124                        (AA-, A1)      08/01/05     4.500     2,080,820
       2,000     Port Authority NY & NJ, Revenue
                  Bond,
                  Series 124                        (AA-, A1)      08/01/07     5.000     2,119,420
       1,000     Port Authority NY & NJ, Revenue
                  Bond,
                  Consolidated 82nd Ser.            (AA-, A1)      08/01/13     5.625     1,023,500
       3,000     Port Authority NY & NJ, Revenue
                  Bond,
                  Consolidated 72nd Series
                  (PreRefunded 10/01/02 @ $101.00)  (AA-, A1)      10/01/27     7.350     3,129,900

                See Accompanying Notes to Financial Statements.

                                       34

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
   $   1,000     Rockland County New York
                  (Callable 10/15/09
                  @ $101.00)                        (AA, Aa3)      10/15/14     5.500  $  1,089,250
       1,480     Suffolk County NY                 (AAA, Aaa)      04/01/12     5.250     1,628,207
       1,000     Triborough Bridge & Tunnel
                  Authority, Series Y              (A+, Aa3)       01/01/06     5.800     1,102,420
       1,000     Triborough Bridge & Tunnel
                  Authority, Revenue
                  Bond, Series A                   (A+, Aa3)       01/01/07     5.500     1,096,510
       1,000     Triborough Bridge & Tunnel
                  Authority, Revenue
                  Bond, Series B                   (A+, AA3)       01/01/09     5.500     1,106,240
       1,420     Triborough Bridge & Tunnel
                  Authority, New York
                  Revenue, General Purpose, Series
                  A (Callable
                  01/01/09 @ $101.00)              (A+, Aa3)       01/01/18     5.125     1,448,826
                                                                                       ------------
TOTAL NEW YORK (Cost $104,884,583)                                                      108,901,818
                                                                                       ------------
PUERTO RICO (2.2%)
       1,000     Puerto Rico Commonwealth Aqueduct
                   & Sewer Authority Revenue Bond
                  (MBIA insured)                   (AAA, Aaa)      07/01/07     6.000     1,150,450

       1,000     Puerto Rico Commonwealth Highway &
                  Transportation Authority Revenue
                  Bond,
                  Series X (MBIA insured)          (AAA, Aaa)      07/01/15     5.500     1,138,470
         200     University of Puerto Rico,
                  University & College
                  Improvements, Revenue Bonds,
                  Series M                         (AAA, Aaa)      06/01/15     5.500       213,388
                                                                                       ------------
TOTAL PUERTO RICO (Cost $2,277,453)                                                       2,502,308
                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $107,162,036)                                               111,404,126
                                                                                       ------------
         PAR
         ---
SHORT-TERM INVESTMENTS (2.7%)
          20     Federated Investments NY Mun.                                                   20
                  Cash Trust
   3,081,424     Provident Institutional                                                  3,081,424
                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,081,444)                                            3,081,444
                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (101.0%) (Cost                                               114,485,570
$110,243,4802)
LIABILITIES IN EXCESS OF OTHER ASSETS (1.0%)                                             (1,114,262)
                                                                                       ------------
NET ASSETS (100.0%)                                                                    $113,371,308
                                                                                       ============

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2)  Cost for federal income tax purposesis$110,248,247.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
CORPORATE BONDS (92.2%)
AUTOMOBILE PARTS & EQUIPMENT (1.8%)
     $   150     American Axle & Manufacturing,
                  Inc., Company
                  Guaranteed (Callable 03/01/04 @   (B+, B1)       03/01/09     9.750  $    154,875
                 $104.875)
         200     Hayes Lemmerz International,
                 Inc., Rule 144A(2)               (B-, Caa1)       06/15/06    11.875        80,000
                                                                                       ------------
                                                                                            234,875
                                                                                       ------------
BEVERAGES (1.8%)
        250      National Wine & Spirits, Inc.,
                  Company
                  Guaranteed (Callable 01/15/04 @    (B, B2)       01/15/09    10.125       243,750
                                                                                       ------------
                 $105.06)
BROADCAST/OUTDOOR (0.9%)
         110     Ackerley Group, Inc., Series B,
                  Senior Subordinated Notes
                  (Callable 01/15/04 @ $104.50)    (CCC+, B2)      01/15/09     9.000       115,500
                                                                                       ------------
CHEMICALS (5.2%)
         200     Avecia Group PLC, Company
                  Guaranteed
                  (Callable 07/01/04 @ $105.50)     (B, B2)        07/01/09    11.000       191,000
         100     Equistar Chemicals LP/Equistar
                  Funding Corp.,
                  Rule 144A, Senior Notes2         (BBB-, Ba2)     09/01/08    10.125        93,000
         250     Huntsman ICI Chemicals LLC,
                  Company
                  Guaranteed (Callable 07/01/04 @    (B, B2)       07/01/09    10.125       205,000
                  $105.06)
         150     Lyondell Chemical Co., Senior
                  Subordinated
                  Notes (Callable 05/01/04 @       (B+, B2)        05/01/09    10.875       127,125
                  $105.438)
         100     United Industries Corp., Series
                  B, Senior
                  Subordinated Notes (Callable
                  04/01/04 @
                  $104.938)                        (CCC+, B3)      04/01/09    9.875         82,625
                                                                                       ------------
                                                                                            698,750
                                                                                       ------------
COMMERCIAL SERVICES (4.2%)
         100     Encompass Services Corp., Rule
                  144A, Senior
                  Subordinated Notes (Callable
                  05/01/04 @
                  $105.44)2                         (B+, B2)       05/01/09    10.500        74,000
         250     Iron Mountain, Inc., Company
                  Guaranteed
                  (Callable 04/01/06 @ $104.313)    (B, B2)        04/01/13     8.625       262,500
         180     Phoenix Color Corp., Company
                  Guaranteed
                  (Callable 02/01/04 @ $105.188)   (B-, Caa2)      02/01/09    10.375       130,500
         100     Trico Marine Services, Inc.,
                  Series G, Company
                  Guaranteed (Callable 08/01/02 @
                  $102.834)                         (B, B1)        08/01/05     8.500        92,750
                                                                                       ------------
                                                                                            559,750
                                                                                       ------------
CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.7%)
         100     Day International Group, Inc.,
                  Series B, Senior
                  Notes (Callable 06/01/02 @
                  $102.47)                          (B, B2)        06/01/05    11.125        91,500
                                                                                       ------------
DIVERSIFIED FINANCIALS (1.6%)
         250     Americredit Corp., Company
                  Guaranteed
                  (Callable 04/15/03 @ $104.938)   (BB-, Ba1)      04/15/06     9.875       218,750
                                                                                       ------------
ELECTRONICS (1.9%)
         250     Fairchild Semiconductor Corp.,
                  Company
                  Guaranteed (Callable 04/01/03 @   (B, B2)        10/01/07    10.375       253,750
                  $105.19)                                                             ------------

ENTERTAINMENT    (3.1%)
         150     AMC Entertainment, Inc., Senior
                  Subordinated
                  Notes (Callable 02/01/04 @
                  $104.75)                        (CCC, Caa3)      02/01/11     9.500       137,250

                 See Accompanying Notes to Financial Statements.

                                       36


      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $   250     Argosy Gaming Co., Company
                  Guaranteed
                  (Callable 06/01/04 @ $105.375)  (B+, B2)         06/01/09    10.750  $    277,500
                                                                                       ------------
                                                                                            414,750
                                                                                       ------------
ENVIRONMENTAL CONTROL (1.9%)
         250     Allied Waste North America,
                  Series B, Company
                  Guaranteed (Callable 08/01/04 @  (B+, B2)        08/01/09    10.000       254,375
                  $105.00)                                                             ------------

FOOD (2.9%)
         100     Aurora Foods, Inc., Series B,
                  Senior
                  Subordinated Notes
                  (Callable 07/01/03 @ $106.375)  (CCC+, Caa1)     07/01/08     8.750        86,500
         100     B&G Foods, Inc., Company
                  Guaranteed,
                  (Callable 08/01/02 @ $104.81)    (B-, B3)        08/01/07     9.625        89,500
         200     Fleming Companies, Inc.           (B+, B2)        07/31/07    10.625       202,500
                                                                                       ------------
                                                                                            378,500
                                                                                       ------------
FOREST PRODUCTS, PAPER (3.0%)
         150     Fibermark, Inc.                   (BB-, B1)       04/15/11    10.750       135,750
         250     Tembec Industries, Inc.,
                  Guaranteed Company               (BB+, Ba1)      02/01/11     8.500       264,375
                                                                                       ------------
                                                                                            400,125
                                                                                       ------------
GAMING (0.7%)
         100     Majestic Star Casino LLC, Series
                  B, Company
                  Guaranteed, Senior Secured Notes
                  (Callable 07/01/03 @ $105.44)    (B, B2)         07/01/06    10.875        95,000
                                                                                       ------------
HEALTHCARE SERVICES (3.5%)
         100     La Petite Academy, Inc., Series
                  B, Company
                  Guaranteed (Callable 05/15/03 @  (CCC-, Caa3)    05/15/08    10.000        54,000
                  $105.00)
         200     Magellan Health Services, Inc.,
                  Senior
                  Subordinated Notes
                  (Callable 02/15/03 @ $104.50)    (B-, B3)        02/15/08     9.000       195,000
         200     Triad Hospitals, Inc., Rule 144A
                 (Callable 05/01/05 @ $104.375)2   (B-, B1)        05/01/09     8.750       216,000
                                                                                       ------------
                                                                                            465,000
                                                                                       ------------
INDUSTRIAL - OTHER (0.5%)
         150     International Utility Structures,
                  Senior
                  Subordinate Notes
                  (Callable 02/01/03 @ $105.375)   (B-, Ca)        02/01/08    10.750        68,250
                                                                                       ------------
IRON & STEEL (0.5%)
         100     WCI Steel, Inc., Rule 144A,
                 Series B, Senior
                 Notes (Callable 12/01/01 @
                 $105.00)(2)                        (B, B3)        12/01/04    10.000        62,500
                                                                                       ------------
LEISURE (7.2%)
         100     Aztar Corp., Rule 144A, Senior
                  Subordinated
                  Notes, Private Placement
                  (Callable 08/15/06 @ $104.50)(2) (B+, Ba3)       08/15/11     9.000       101,250
         150     Booth Creek Ski Holdings, Inc.,
                  Series B,
                  Company Guaranteed
                  (Callable 03/15/02 @ $106.25)   (CCC+, Caa1)     03/15/07    12.500       114,750

                 See Accompanying Notes to Financial Statements.

                                       37

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
$        250     Hard Rock Hotel, Inc., Series B,
                  Senior Subordinated Notes
                  (Callable 04/01/02 @$104.625)    (B-, Caa2)      04/01/05     9.250  $    223,750
         250     Mohegan Tribal Gaming, Senior
                  Subordinated Notes
                  (Callable 01/01/04 @
                        $104.38)                    (BB-, Ba3)     01/01/09     8.750       262,500
         250     Six Flags, Inc., Senior Notes
                 (Callable 04/01/02 @ $104.63)        (B, B3)      04/01/06     9.250       251,250
                                                                                       ------------
                                                                                            953,500
                                                                                       ------------
LODGING (5.6%)
         250     Advantica Restaurant Group, Inc.,
                 Senior Notes
                  (Callable 01/15/03 @ $105.625)   (CCC+, B3)      01/15/08    11.250       156,250
         250     Aztar Corp., Senior Subordinated
                  Notes
                  (Callable 05/15/03 @ $104.44)    (B+, Ba3)       05/15/07     8.875       253,750
         200     Coast Hotels & Casinos, Inc.,
                  Company
                  Guaranteed, Senior Subordinated
                  Notes
                  (Callable 04/01/04 @ $104.75)    (B,B2)          04/01/09     9.500       200,000
         150     HMH Properties, Inc., Series B,
                 Company
                 Guaranteed (Callable 08/01/03 @
                 $103.99)                          (BB, Ba2)       08/01/08     7.875       130,125
                                                                                       ------------
                                                                                            740,125
                                                                                       ------------
MEDIA (9.3%)
         250     Adelphia Communications Corp.,    (B+, B2)        05/01/09     7.875       213,750
                  Senior Notes
         250     Charter Communications Holdings
                  LLC, Senior
                  Notes (Callable 04/01/04 @       (B+, B2)        04/01/09     8.625       240,000
                  $104.313)
         100     Coaxial Communications of Central
                  Ohio, Inc.,
                  Company Guaranteed, Senior Notes
                  (Callable 08/15/02 @ $105.00)    (B, B3)         08/15/06    10.000       100,000
         150     CSC Holdings, Inc., Series B,     (BB+, Ba1)      04/01/11     7.625       151,906
                  Senior Notes
         250     Liberty Group Operating, Inc.,
                  Company
                  Guaranteed (Callable 02/01/03 @  (CCC+, Caa1)    02/01/08     9.375       163,750
                  $104.688)
         250     Pegasus Communications Corp., Series B, Senior
                  Notes (Callable 12/01/02 @       (CCC+, B3)      12/01/06     9.750       213,750
                  $104.875)
         150     Salem Communications Holding
                  Corp., Senior
                  Subordinated Notes (Callable
                  07/01/06 @
                  $104.50)                         (B-, B3)        07/01/11     9.000       158,250
                                                                                       ------------
                                                                                          1,241,406
                                                                                       ------------
METAL FABRICATE/HARDWARE (0.5%)
         150     Kaiser Aluminum & Chemical Corp.,
                  Senior Subordinated Notes        (CCC+, Caa1)    02/01/03    12.750        72,750
                                                                                       ------------
MISCELLANEOUS MANUFACTURING (4.7%)
         250     BGF Industries, Inc., Series B,
                  Senior
                  Subordinated Notes
                  (Callable 01/15/04 @ $105.25)    (B-, B2)        01/15/09    10.250       163,750
         100     Building Materials Corp.          (B+, B2)        07/15/05     7.750        79,500
         250     Roller Bearing Co. of America,
                  Series B,
                  Company Guaranteed
                  (Callable 06/15/02 @ $104.8125)  (B-, B3)        06/15/07     9.625       216,250
         250     Venture Holdings Trust, Company
                  Guaranteed
                  (Callable 06/01/03 @ $105.50)    (B, B2)         06/01/07    11.000       168,750
                                                                                       ------------
                                                                                            628,250
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       38


      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
OIL & GAS (6.3%)
     $   100     Abraxas Petroleum Corp., Series
                  B, Company
                  Guaranteed (Callable 03/15/02 @   (NR, B3)       03/15/03    12.875  $    101,000
                  $103.167)
         250     Chesapeake Energy Corp., Global
                  Company
                  Guaranteed, Senior Notes
                  (Callable 04/01/06 @ $104.063)    (B+, B2)       04/01/11     8.125       245,000
         100     Forest Oil Corp., Global Senior   (BB, Ba3)       06/15/08     8.000       101,500
                  Notes
         100     Mission Resources Corp., Rule
                  144A, Company
                  Guaranteed (Callable 04/01/02 @   (B-, B3)       04/01/07    10.875        93,500
                  $105.4375)(2)
         250     R&B Falcon Corp., Company
                 Guaranteed                       (A-, Baa3)        12/15/08    9.500      295,625
                                                                                       ------------
                                                                                            836,625
                                                                                       ------------
OIL & GAS SERVICES (0.6%)
         100     Southwest Royalties, Inc., Series
                  B, Company
                  Guaranteed (Callable 10/15/02 @
                  $102.625)                       (CCC-, Caa2)     10/15/04    10.500        84,000
                                                                                       ------------
PACKAGING & CONTAINERS (6.4%)
         250     Consolidated Container Co.,
                  Company
                 Guaranteed (Callable 07/15/04 @   (B, B2)         07/15/09    10.125       233,750
                  $105.06)
         250     Packaging Corp. of America,
                  Company
                  Guaranteed (Callable 04/01/04 @  (BB-, Ba2)      04/01/09     9.625       271,875
                  $104.8125)
         250     Riverwood International Corp.,
                  Company
                 Guaranteed (Callable 04/01/02 @   (CCC+, Caa1)    04/01/08    10.875       242,500
                  $104.08)
         100     Sealed Air Corp., Rule 144A,
                  Company Guaranteed(2)            (BBB, Baa3)     07/01/08     8.750       105,415
                                                                                       ------------
                                                                                            853,540
                                                                                       ------------
PHARMACEUTICALS (1.5%)
         183     King Pharmaceuticals, Inc.,
                  Company Guaranteed
                  (Callable 02/15/04 @ $105.375)    (BB-, Ba3)     02/15/09    10.750       203,587
                                                                                       ------------
RETAIL STORES (0.8%)
         100     Michaels Stores, Inc., Senior
                  Notes
                  (Callable 07/01/05 @ $104.625)    (BB,Ba2)       07/01/09     9.250       103,500
                                                                                       ------------
SECONDARY OIL & GAS PRODUCERS (0.8%)
         100     Vintage Petroleum, Inc., Global
                  Senior
                  Subordinated Notes
                  (Callable 05/15/06 @ $103.94)    (BB-, Ba3)      05/15/11     7.875       101,500
                                                                                       ------------
SERVICES - OTHER (0.5%)
         100     Flag, Ltd. (Callable 01/08/03 @
                 $104.125)                         (BB-, BA3)      01/30/08     8.250        64,500
TELECOMMUNICATIONS (11.4%)
         250     Crown Castle International Corp.,
                  Senior Notes
                  (Callable 05/15/04 @ $104.50)     (B, B3)        05/15/11     9.000       213,750
         250     Echostar DBS Corp., Senior Notes
                  (Callable 02/01/04 @ $104.688)    (B+, B1)       02/01/09     9.375       256,250
         250     GenTek, Inc., Company Guaranteed
                  (Callable 08/01/04 @ $105.50)     (B, B3)        08/01/09    11.000       153,750
         250     McLeodUSA, Inc., Senior Notes
                  (Callable 07/15/02 @ $104.625)    (CCC+, B3)     07/15/07     9.250        61,250
         250     NTL Communications Corp., Series
                  B, Senior
                 Notes (Callable 10/01/03 @         (B-, B3)       10/01/08    12.375        96,250
                  $106.188)(3)
         150     Primus Telecommunications Group,
                  Senior Notes
                  (Callable 01/10/02@ $105.87)      (CCC, Caa2)    08/01/04    11.750        29,250

                 See Accompanying Notes to Financial Statements.

                                       39

      PAR                                          RATINGS(1)
     (000)                                       (S&P/MOODY'S)     MATURITY     RATE%     VALUE
      ---                                        -------------     --------     -----     -----
     $   250     TeleCorp PCS, Inc., Company
                  Guaranteed,
                  Senior Subordinated Notes
                  (Callable 04/15/04 @
                  $105.813)(3)                      (NR, B3)       04/15/09    11.625  $    220,625
         150     Time Warner Telecom LLC, Senior
                  Notes
                  (Callable 07/15/03 @ $104.87)    (B-, B2)        07/15/08     9.750       114,750
         250     Tritel PCS, Inc., Company
                  Guaranteed
                  (Callable 05/15/04 @ $106.37)(3)  (NR, B3)       05/15/09    12.750       218,437
         250     Williams Communications Group,
                  Inc., Senior
                  Notes (Callable 10/01/04 @       (CCC+, Caa1)    10/01/09    10.875       106,250
                  $105.44)
         250     XO Communications, Inc., Senior
                  Notes
                  (Callable 11/15/03 @ $105.37)    (CCC, Caa1)     11/15/08    10.750        48,750
                                                                                       ------------
                                                                                          1,519,312
                                                                                       ------------
TEXTILES    (1.6%)
         250     Simmons Co., Series B, Senior
                  Subordinated
                  Notes (Callable 03/15/04 @
                  $105.125)                         (B-, B3)       03/15/09    10.250       217,813
                                                                                       ------------
TRANSPORTATION (0.8%)
         150     Atlas Air Worldwide Holdings,
                  Inc., Senior Notes
                  (Callable 11/15/02 @ $104.69)     (B, B1)        11/15/06     9.375       105,750
                                                                                       ------------
TOTAL CORPORATE BONDS (Cost $13,699,607)                                                 12,281,283
                                                                                       ------------
FOREIGN BOND      (0.2%)
         100     GT Group Telecom, Inc., Yankee
                  Senior Discount
                  Notes (Callable 02/01/05 @
                  $106.625)
                  (Cost $27,626)(3)                 (B-, Caa1)     02/01/10    13.250        19,000
                                                                                       ------------
NUMBER
 OF
SHARES
WARRANT (0.0%)

TELECOMMUNICATIONS (0.0%)

         100     GT Group Telecom, Inc., Rule
                  144A, strike
                  (Cost $2,500)(2)
                  $0.00 expires February 2010                                                 1,200
                                                                                       ------------
PREFERRED STOCK (2.5%)
TELECOMMUNICATIONS (2.5%)
341,590          Dobson Communications Corp.
                  (Cost $338,938)                                                           335,612
                                                                                       ------------
      PAR
     (000)
      ---
SHORT-TERM INVESTMENT (2.4%)
     $   321     State Street Bank and Trust Co.
                  Euro Time
                  Deposit (Cost $321,000)                          11/01/01     2.500       321,000
                                                                                       ------------
TOTAL INVESTMENTS AT VALUE (97.3%) (Cost                                                 12,958,095
$14,389,6714)
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (2.7%)                                          363,922
                                                                                       ------------
NET ASSETS (100.0%)                                                                    $ 13,322,017
                                                                                       ============

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $826,868 or 6.2% of net assets.
(3) Step Bond - The interest as of October 31, 2001 is 0% and will reset to the interest rate shown at a future date.
(4) Cost for federal income tax purposes is $14,389,931.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

          PAR                                    RATINGS(1)
          (000)                                  (S&P/MOODY'S)     MATURITY     RATE%     VALUE
          -----                                  -------------     --------     -----     -----
BONDS (98.9%)
ARGENTINA (1.9%)
ELECTRIC (0.1%)
$           108   Hidroelectrica Piedra del
                  Aguila SA, Series QP,
                  Collateral Trust                 (NR, NR)        06/30/09      8.250  $   62,776
                                                                                        ----------

FOREIGN GOVERNMENT BONDS (1.7%)
              1   Republic of Argentina, Global   (B-, Caa1)       02/21/12     12.375         283
                  Bonds
          1,865   Republic of Argentina, Series   (CC, Caa3)       12/19/08      7.000     862,563
                  2008
          1,338   Republic of Argentina, Series   (CC, Caa3)       06/19/18     12.250     552,108
                  2018
          1,409   Republic of Argentina, Series   (CC, Caa3)       06/19/31     12.000     604,292
                  2031
                                                                                        ----------
                                                                                         2,019,246
                                                                                        ----------
MEDIA (0.1%)
            255   Cablevision SA, Yankee Bonds   (CCC+, Caa3)      05/01/09     13.750      84,788
             75   Cablevision SA, Yankee Notes    (B, Caa3)        04/30/07     13.750      25,688
                                                                                        ----------
                                                                                           110,476
                                                                                        ----------
TOTAL ARGENTINA                                                                          2,192,498
                                                                                        ----------
AUSTRALIA (0.5%)
FOREIGN GOVERNMENT BONDS (0.5%)
          1,150   Australian Government Bonds     (AAA, Aaa)       06/15/11      5.750     604,399
                                                                                        ----------
TOTAL AUSTRALIA                                                                            604,399
                                                                                        ----------
BERMUDA (0.0%)
TELECOMMUNICATIONS (0.0%)
            290   Global Crossing Holdings, Ltd.,
                  Global Company Guaranteed        (BB-, B2)       08/01/07      8.700      46,400
                                                                                        ----------
TOTAL BERMUDA                                                                               46,400
                                                                                        ----------
BRAZIL (0.2%)
FOREIGN GOVERNMENT BONDS (0.2%)
            308   Republic of Brazil, Series
                  20Yr, Restructured Debt Bonds
                  (Callable 04/15/02 @ $100.00)    (BB-, B1)       04/15/14      8.000     208,378
                                                                                        ----------
TOTAL BRAZIL                                                                               208,378
                                                                                        ----------
CANADA (4.8%)
FOREIGN GOVERNMENT BONDS (3.4%)
        180,000   Canadian Government              (AA+, Aa1)      03/23/09      1.900   1,587,698
          3,695   Province of British Columbia     (AA-, Aa2)      12/01/06      5.250   2,414,116
                                                                                        ----------
                                                                                         4,001,814
                                                                                        ----------
FOREST PRODUCTS, PAPER (1.0%)
            315   Abitibi-Consolidated Yankee,   (BBB-, Baa3)      08/01/10      8.550     336,884
                  Inc.
            580   Abitibi-Consolidated, Inc.,    (BBB-, Baa3)      08/01/30      8.850     585,803
                  Yankee Debentures
            235   Domtar, Inc., Yankee Notes     (BBB-, Baa3)      10/15/11      7.875     240,994
                                                                                        ----------
                                                                                         1,163,681
                                                                                        ----------
TELECOMMUNICATIONS (0.4%)
            190   Telus Corp., Yankee Notes      (BBB+, Baa2)      06/01/07      7.500     204,435
            305   Telus Corp., Yankee Notes      (BBB+, Baa2)      06/01/11      8.000     333,036
                                                                                        ----------
                                                                                           537,471
                                                                                        ----------
TOTAL CANADA                                                                             5,702,966
                                                                                        ----------

                See Accompanying Notes to Financial Statements.

                                       41

          PAR                                    RATINGS(1)
          (000)                                  (S&P/MOODY'S)     MATURITY     RATE%     VALUE
          -----                                  -------------     --------     -----     -----
FRANCE (7.0%)
FOREIGN GOVERNMENT BONDS (6.4%)
$         2,700   Government of France           (AAA, Aaa)        04/25/05      7.500 $ 2,740,149
          2,200   Government of France            (NR, Aaa)        04/25/06      7.250   2,255,699
          2,700   Government of France           (AAA, Aaa)        04/25/07      5.500   2,613,939
                                                                                        ----------
                                                                                         7,609,787
                                                                                        ----------
INSURANCE (0.6%)
            625   AXA, Global Subordinated Notes  (A-, A2)         12/15/30      8.600     713,879
                                                                                        ----------
TOTAL FRANCE                                                                             8,323,666
                                                                                        ----------
GERMANY (3.8%)
FOREIGN GOVERNMENT BONDS (3.8%)
          5,000   German Government, Series 99   (AAA, Aaa)        07/04/09      4.500   4,569,977
                                                                                        ----------
TOTAL GERMANY                                                                            4,569,977
                                                                                        ----------
ITALY (7.5%)
FOREIGN GOVERNMENT BONDS (7.5%)
          4,200   Buoni Poliennali del Tes       (AA, Aa3)         05/01/03      4.750   3,867,152
          3,100   Buoni Poliennali del Tes       (AA, Aa3)         02/01/06      9.500   3,409,668
        190,000   Republic of Italy              (AA, Aa3)         02/23/10      1.800   1,653,393
                                                                                        ----------
TOTAL ITALY                                                                              8,930,213
                                                                                        ----------
JAPAN (4.5%)
BANKS (4.5%)
        390,000   Japan Development Bank          (AA+, NR)        12/20/06      2.875   3,563,702
        190,000   World Bank                     (AAA, Aaa)        12/20/04      4.750   1,771,165
                                                                                        ----------
TOTAL JAPAN                                                                              5,334,867
                                                                                        ----------
LUXEMBOURG (0.3%)
MISCELLANEOUS MANUFACTURING (0.3%)
            310   Tyco International Group SA,
                  Yankee Company Guaranteed       (A, Baa1)        01/15/29      6.875     310,831
                                                                                        ----------
TOTAL LUXEMBOURG                                                                           310,831
                                                                                        ----------
NETHERLANDS (3.1%)
FOREIGN GOVERNMENT BONDS (2.3%)
          2,900   Netherlands Government         (AAA, Aaa)        01/15/28      5.500   2,752,974
                                                                                        ----------
TELECOMMUNICATIONS (0.8%)
            925   Koninklijke (Royal) KPN NV,
                  Global Senior Unsubordinated   (BBB+, Baa2)      10/01/30      8.375     730,258
            190   Telefonica Europe BV,
                  Global Company Guaranteed        (A+, A2)        09/15/10      7.750     207,025
                                                                                        ----------
                                                                                           937,283
                                                                                        ----------
TOTAL NETHERLANDS                                                                        3,690,257
                                                                                        ----------
PHILIPPINES (0.6%)
FOREIGN GOVERNMENT BONDS (0.6%)
            815   Republic of Philippines,
                  Series B, Foreign
                  Government Guaranteed
                  (Callable 12/03/01 @ $100.00)(3)(BB+, Ba1)        12/01/17      6.500     719,238
                                                                                        ----------
TOTAL PHILIPPINES                                                                          719,238
                                                                                        ----------

                See Accompanying Notes to Financial Statements.

                                       42

           PAR                                    RATINGS(1)
          (000)                                  (S&P/MOODY'S)     MATURITY      RATE%    VALUE
          -----                                  -------------     --------      -----    -----
RUSSIA (1.2%)
FOREIGN GOVERNMENT BONDS (1.2%)
  $       2,400   Russian Federation, Rule 144A,
                   Unsubordinated(3),(4)           (B, B2)         03/31/30      5.000  $1,149,000
            540   Russian Ministry of Finance,
                   Series VI, Debentures           (B-, B3)        05/14/06      3.000     337,500
                                                                                        ----------
TOTAL RUSSIA                                                                             1,486,500
                                                                                        ----------
SPAIN (8.7%)
FOREIGN GOVERNMENT BONDS (8.7%)
        320,000   Spanish Government              (AA+, Aa2)       09/20/06      3.100   2,960,431
          1,800   Spanish Government              (NR, Aa2)        03/31/07      7.350   1,876,467
          5,900   Spanish Government              (AA+, Aa2)       07/30/09      5.150   5,555,822
                                                                                        ----------
TOTAL SPAIN                                                                             10,392,720
                                                                                        ----------
SWEDEN (0.5%)
FOREIGN GOVERNMENT BONDS (0.5%)
          6,000   Swedish Government Bond, Series  (NR, Aaa)       03/15/11      5.250     577,696
                  1045
                                                                                        ----------
TOTAL SWENDEN                                                                              577,696
                                                                                        ----------
UNITED KINGDOM (6.6%)
BANKS (2.7%)
            985   HSBC Capital Funding LP(3)       (A-, A1)        06/30/49      8.030     987,670
          1,456   Lloyds TSB Bank PLC
                  (Callable 07/15/49 @ 100
                    Euro)(3)                       (A+, Aa1)       07/15/49      5.625   1,298,241
          1,000   Royal Bank of Scotland PLC       (AA-, A1)       03/31/49      6.770     963,712
                                                                                        ----------
                                                                                         3,249,623
                                                                                        ----------
FOREIGN GOVERNMENT BONDS (3.4%)
          800     UK Treasury Bonds(United Kingdom (AA, Aaa)       09/08/06      7.750   1,322,959
                  LOC)
          1,725   UK Treasury Notes                (AAA, Aaa)      12/07/09      5.750   2,705,620
                                                                                        ----------
                                                                                         4,028,579
                                                                                        ----------
MEDIA (0.2%)
            295   British Sky Broadcasting, Inc.,
                  Yankee Company Guaranteed        (BB+, Ba1)      10/15/06      7.300     300,681
                                                                                        ----------
TELECOMMUNICATIONS (0.3%)
            265   British Telecommunications PLC,
                  Global Bonds                     (A-, Baa1)      12/15/30      8.625     317,928
                                                                                        ----------
TOTAL UNITED KINGDOM                                                                     7,896,811
                                                                                        ----------
UNITED STATES (47.7%)
AEROSPACE & DEFENSE (0.0%)
             30   Sequa Corp., Series B, Senior
                  Notes                            (BB, Ba2)       04/01/08      8.875      26,700
                                                                                        ----------

ASSET BACKED SECURITIES (10.4%)
          3,560   California Infrastructure San
                  Diego Gas &
                  Electric Rate Reduction, Series
                  1997-1,
                  Class A7                         (AAA, Aaa)      12/26/09      6.370   3,832,903
            470   Chase Credit Card Master Trust   (AAA, Aaa)      11/17/08      5.500     493,788
          2,435   Illinois Power Transitional
                  Funding Trust,
                  Series 1998-1, Class A6          (AAA, Aaa)      06/25/09      5.540   2,559,928
          5,070   PECO Energy Transition Trust
                  Rate Reduction
                  Bond                             (AAA, Aaa)      03/01/09      6.050   5,446,161
                                                                                        ----------
                                                                                        12,332,780
                                                                                        ----------

                 See Accompanying Notes to Financial Statements.

                                       43

           PAR                                     RATINGS(1)
          (000)                                   (S&P/MOODY'S)    MATURITY      RATE%    VALUE
          -----                                   -------------    --------      -----    -----
AUTOMOBILE MANUFACTURERS (2.1%)
$           175   DaimlerChrysler NA Holding Corp. (BBB+, A3)      05/15/06      6.400  $  175,602
          1,000   DaimlerChrysler NA Holding Corp.,
                  Company Guaranteed, Global Notes (BBB+, A3)      01/18/11      7.750   1,038,872
            430   DaimlerChrysler NA Holding Corp.,
                  Company Guaranteed, Global Notes (BBB+, A3)      01/18/31      8.500     453,106
            190   Ford Motor Co., Unsecured Notes  (BBB+, A2)      07/16/31      7.450     178,156
            650   General Motors Corp., Global     (BBB+, A2)      01/15/11      7.200     652,718
                  Notes
                                                                                        ----------
                                                                                         2,498,454
                                                                                        ----------
AUTOMOBILE PARTS & EQUIPMENT (0.2%)
            190   Visteon Corp., Global Senior     (BBB, Baa2)     08/01/10      8.250     199,522
                  Notes
                                                                                        ----------
BANKS (0.5%)
            530   J.P. Morgan Chase & Co.,
                  Global Subordinated Notes        (A+, A1)        02/01/11      6.750     562,290
                                                                                        ----------
BUILDING MATERIALS (0.0%)
             20   Brand Scaffold Services, Senior
                  Unsecured
                  Notes (Callable 02/15/03 @       (B-, B3)        02/15/08     10.250      17,900
                  $105.12)
                                                                                        ----------
CABLE (0.2%)
            280   Charter Communications Holdings,
                  Global Senior Notes              (B+, B2)        10/01/09     10.750     294,700
                                                                                        ----------
CHEMICALS (0.7%)
             70   IMC Global, Inc., Notes          (B+, Ba2)       11/01/02      7.400      69,892
             60   Mississippi Chemical Corp.        (B, B3)        11/15/17      7.250      21,300
            605   Rohm & Haas Co., Debentures      (A-, A3)        07/15/29      7.850     682,402
             10   Scotts Co., Company Guaranteed
                  (Callable 01/15/04 @ $104.31)    (B+, B2)        01/15/09      8.625      10,300
                                                                                        ----------
                                                                                           783,894
                                                                                        ----------
COMMERCIAL SERVICES (0.0%)
             30   Iron Mountain, Inc., Company
                  Guaranteed
                  (Callable 04/01/06 @ $104.313)   (B, B2)         04/01/13      8.625      31,500
                                                                                        ----------
DIVERSIFIED FINANCIALS (5.6%)
            100   Ford Motor Credit Co., Global    (BBB+, A2)      02/01/11      7.375     101,682
                  Bonds
            500   Ford Motor Credit Co., Global    (BBB+, A2)      06/15/10      7.875     524,619
                  Notes
          2,931   GMAC Swift Trust Series 1999-1   (AAA, Aaa)      01/18/05      5.000   2,728,286
            600   Lehman Brothers Holdings, Inc.,   (A, A2)        05/15/06      6.250     627,875
                  Global Notes
            565   Morgan Stanley Dean Witter,
                  Global Unsubordinated            (AA-, Aa3)      04/15/06      6.100     594,133
        248,000   Toyota Motor Credit Corp.        (AAA, Aa1)      12/20/04      1.000   2,067,494
                                                                                        ----------
                                                                                         6,644,089
                                                                                        ----------
ELECTRIC (3.1%)
             20   Calpine Corp., Senior Notes      (BB+, Baa3)     08/15/10      8.625      20,166
            670   Calpine Corp., Senior Notes      (BB+, Baa3)     02/15/11      8.500     675,280
            790   CMS Energy Corp., Senior Notes   (BB, Ba3)       04/15/11      8.500     811,355
             70   CMS Energy Corp., Series B,      (BB, Ba3)       01/15/04      6.750      69,441
                  Senior Notes
            550   Mirant Americas Generation
                  Corp., Rule 144A,
                  Private Placement Bonds4         (BBB-, Baa3)    10/01/21      8.500     557,258

                 See Accompanying Notes to Financial Statements.

                                       44

          PAR                                      RATINGS(1)
          (000)                                    (S&P/MOODY'S)   MATURITY      RATE%    VALUE
          -----                                    -------------   --------      -----    -----
$           700   NRG Energy, Inc., Senior Notes    (BBB-, Baa3)   04/01/11      7.750  $  740,632
            750   Texas Utilities Holdings Corp.,
                  Series J, Senior Notes             (BBB, Baa3)   06/15/06      6.375     781,550
                                                                                        ----------
                                                                                         3,655,682
                                                                                        ----------
ENTERTAINMENT  (0.3%)
            235   Mohegan Tribal Gaming, Rule 144A,
                  Senior Subordinated Notes
                  (Callable 07/01/06 @ $104.188)(4)  (BB-, Ba3)    07/01/11      8.375     244,400
             65   Sun International Hotels, Ltd.,
                  Rule 144A, Senior Subordinated
                  Notes (Callable 08/15/06
                  @ $104.438)(4)                     (B+, Ba3)     08/15/11      8.875      57,850
                                                                                        ----------
                                                                                           302,250
                                                                                        ----------
ENVIRONMENTAL CONTROL (0.9%)
            270   Allied Waste North America,
                  Series B, Company
                  Guarantee (Callable 08/01/04 @     (B+, B2)      08/01/09     10.000     274,725
                  $105.00)
             15   Allied Waste North America,
                  Series B, Company
                  Guaranteed, Senior Subordinated
                  Notes
                  (Callable 01/01/04 @ $103.94)      (BB-, Ba3)    01/01/09      7.875      14,925
            735   Allied Waste North America,
                  Series B,
                  Global Company Guaranteed          (BB-, Ba3)    04/01/08      8.875     757,050
                                                                                        ----------
                                                                                         1,046,700
                                                                                        ----------
FOOD (0.8%)
            550   Tyson Foods, Inc., Rule 144A,
                  Private Placement Notes(4)         (BBB, Baa3)   10/01/04      6.625     568,949
            380   Tyson Foods, Inc., Rule 144A,
                  Private Placement Notes(4)         (BBB, Baa3)   10/01/11      8.250     407,559
                                                                                        ----------
                                                                                           976,508
                                                                                        ----------
FOREST PRODUCTS, PAPER (0.1%)
            135   Georgia-Pacific Corp., Notes       (BBB-, Baa3)  05/15/31      8.875     137,929
                                                                                        ----------
GAS (0.3%)
            340   Keyspan Corp., Senior Notes        (A, A3)       11/15/30      8.000     400,329
                                                                                        ----------
HEALTHCARE SERVICES (0.1%)
             90   HCA, Inc.                          (BB+, Ba1)    06/15/05      6.910      94,158
             85   Magellan Health Services, Inc.,
                  Senior Subordinated Notes
                  (Callable 02/15/03 @ $104.50)      (B-, B3)      02/15/08      9.000      82,875
                                                                                        ----------
                                                                                           177,033
                                                                                        ----------
INSURANCE (0.7%)
            745   Conseco, Inc.                      (B+, B1)      10/15/06      9.000     353,875
            440   Hartford Life, Inc. Class A        (A, A2)       06/15/27      7.650     476,671
                                                                                        ----------
                                                                                           830,546
                                                                                        ----------

                See Accompanying Notes to Financial Statements.

                                       45

          PAR                                     RATINGS(1)
          (000)                                   (S&P/MOODY'S)    MATURITY      RATE%    VALUE
          -----                                   -------------    --------      -----    -----
LEISURE (0.3%)
$           260   Boyd Gaming Corp., Rule144A
                  (Callable 08/01/05
                  @ $104.625)(4)                   (BB-, Ba3)      08/01/09      9.250  $  261,300
             60   Hard Rock Hotel, Inc., Series B,
                  Senior Subordinated Notes
                  (Callable 04/01/02 @ $104.625)   (B-, Caa2)      04/01/05      9.250      53,700
                                                                                        ----------
                                                                                           315,000
                                                                                        ----------
LODGING (1.3%)
             45   Fitzgeralds Gaming Corp.,
                  Series B, Company
                  Guaranteed (Callable 12/15/01
                  @ $106.25)(5)                     (NR, NR)       12/15/04     12.250      24,594
            190   Hilton Hotels Corp., Notes       (BBB-, Baa3)    02/15/11      8.250     182,258
            220   Mandalay Resort Group            (BB+, Ba2)      08/01/08      9.500     221,100
            455   MGM Mirage, Inc., Company        (BB+, Ba1)      06/01/07      9.750     455,000
                  Guaranteed
            285   MGM Mirage, Inc., Company        (BBB-, Baa3)    09/15/10      8.500     287,473
                  Guaranteed
            430   Park Place Entertainment,
                  Senior Subordinated Notes        (BB+, Ba1)      12/15/05      7.875     420,325
                                                                                        ----------
                                                                                         1,590,750
                                                                                        ----------
MEDIA      (3.4%)
            380   Adelphia Communications Corp.,   (B+, B2)        10/01/10     10.875     366,700
                  Senior Notes
             50   American Lawyer Media,
                  Series B, Company
                  Guaranteed (Callable 12/15/02 @  (CCC+, B3)      12/15/07      9.750      36,813
                  $104.87)
          1,000   AOL Time Warner, Inc., Global    (BBB+, Baa1)    04/15/31      7.625   1,052,367
                  Bonds
            160   Comcast Cable Communications,    (BBB, Baa2)     01/30/11      6.750     166,189
                  Senior Notes
          1,070   CSC Holdings, Inc., Series B,    (BB+, Ba1)      04/01/11      7.625   1,083,593
                  Senior Notes
            830   News America Holdings            (BBB-, Baa3)    10/17/16      8.000     918,158
            215   News America, Inc.               (BBB-, Baa3)    11/30/28      7.625     209,117
             10   Olympus Communications LP,
                  Series B, Senior
                  Notes (Callable 11/15/01 @       (B+, B2)        11/15/06     10.625       9,850
                  $105.31)
             20   Salem Communications Corp.,
                  Series B,
                  Company Guaranteed,
                  (Callable 10/01/02 @ $104.75)    (B-, B3)        10/01/07      9.500      20,725
            140   Telemundo Holdings, Inc.,
                  Series B, Senior Discount Notes
                  (Callable 08/15/03 @ $105.75)(2) (CCC+, B3)      08/15/08     11.500     132,475
                                                                                        ----------
                                                                                         3,995,987
                                                                                        ----------
MINING (0.2%)
            260   Phelps Dodge Corp., Senior Notes (BBB-, Baa2)    06/01/31      9.500     232,644
                                                                                        ----------
MORTGAGE BACKED SECURITIES (6.7%)
            550   Fannie Mae                       (AAA, Aaa)      10/25/06      5.250     558,422
            135   Fannie Mae                       (AAA, Aaa)      11/15/30      6.625     154,521
            564   Fannie Mae Pool #527279          (AAA, Aaa)      10/01/24      6.500     585,588
          1,500   Fannie Mae TBA                   (AAA, Aaa)      11/01/31      7.000   1,563,750
          2,821   Ginnie Mae Pool #415189          (AAA, Aaa)      03/15/29      6.500   2,916,749
          2,053   Ginnie Mae Pool #506601          (AAA, Aaa)      03/15/26      7.000   2,148,773
                                                                                        ----------
                                                                                         7,927,803
                                                                                        ----------
OIL & GAS (1.0%)
            100   Chesapeake Energy Corp., Global
                  Company
                  Guaranteed, Senior Notes
                  (Callable 04/01/06 @ $104.063)   (B+, B2)        04/01/11      8.125      98,000
            750   Consolidated Natural Gas Co.,    (BBB+, A3)      04/15/11      6.850     800,527
                  Senior Notes

                 See Accompanying Notes to Financial Statements.

                                       46

           PAR                                       RATINGS(1)
          (000)                                     (S&P/MOODY'S)  MATURITY      RATE%    VALUE
          -----                                     -------------  --------      -----    -----
$            30   Denbury Management, Inc., Company
                  Guaranteed, Senior Subordinated
                  Notes
                  (Callable 03/01/03 @ $104.50)      (B-,B3)       03/01/08      9.000  $   28,050
            200   Forest Oil Corp., Global Senior
                  Notes                              (BB,Ba3)      06/15/08      8.000     203,000
             90   Phillips Petroleum Co., Global
                  Notes                              (BBB+,A3)     05/25/05      8.500     101,640
                                                                                        ----------
                                                                                         1,231,217
                                                                                        ----------
OIL & GAS SERVICES (0.0%)
             50   Southwest Royalties, Inc., Series
                  B, Company
                  Guaranteed (Callable 10/15/02 @
                  $102.625)                          (CCC-,Caa2)   10/15/04     10.500      42,000
                                                                                        ----------
PACKAGING & CONTAINERS (0.0%)
             20   Four M Corp., Series B, Senior
                  Secured Notes
                  (Callable 06/01/02 @ $104.00)      (B,B3)        06/01/06     12.000      17,300
             10   Owens-Illinois, Inc., Senior Notes (B+,B3)       05/15/08      7.350       8,050
                                                                                        ----------
                                                                                            25,350
                                                                                        ----------
PHARMACEUTICALS (0.1%)
             70   NBTY, Inc., Series B, Senior
                  Subordinated Notes
                  (Callable 09/15/02 @ $104.31)      (B+,B1)       09/15/07      8.625      66,500
                                                                                        ----------
PIPELINES (1.1%)
            600   Duke Energy Field Services, Notes  (BBB,Baa2)    08/16/05      7.500     649,526
            600   Williams Cos., Inc., Notes         (BBB,Baa2)    06/15/31      7.750     616,615
                                                                                        ----------
                                                                                         1,266,141
                                                                                        ----------
RETAIL (0.7%)
             15   Sbarro, Inc., Company Guaranteed,
                  Senior Notes
                  (Callable 09/15/04 @ $105.50)      (BB-,Ba3)     09/15/09     11.000      12,375
            780   Tricon Global Restaurant, Senior
                  Notes                              (BB,Ba1)      04/15/11      8.875     830,700
                                                                                        ----------
                                                                                           843,075
                                                                                        ----------
SAVINGS & LOANS (0.4%)
            440   Bank United Corp., Subordinated
                  Notes                              (BBB,Baa1)    05/01/07      8.875     516,775
                                                                                        ----------
TELECOMMUNICATIONS (5.8%)
            135   AT&T Corp., Global Notes           (A-,A3)       03/15/29      6.500     117,035
            255   AT&T Wireless Services, Inc.,
                  Global Senior Notes                (BBB,Baa2)    03/01/31      8.750     290,439
            480   Citizens Communications            (BBB,Baa2)    05/15/06      8.500     518,987
            400   Citizens Communications            (BBB,Baa2)    05/15/11      9.250     449,130
             85   Crown Castle International Corp.
                  (Callable 08/01/06 @ $104.69)      (B,B3)        08/01/11      9.375      74,375
            710   Global Crossing Holdings, Ltd.,
                  Yankee
                  Company Guaranteed
                  (Callable 11/01/04 @ $104.75)      (BB-,B2)      11/15/09      9.500     120,700
            215   GTE Corp.                          (A+,A2)       04/15/28      6.940     218,458
            240   Intermedia Communications, Inc.,
                  Series B, Senior Discount Notes
                  (Callable 07/15/02 @ $105.63)(2)   (BBB+,Baa2)   07/15/07     11.250     238,800
            140   Intermedia Communications, Inc.,
                  Series B,
                  Senior Notes (Callable 06/01/03 @  (BBB+,Baa2)   06/01/08      8.600     142,800
                  $104.30)
            550   Motorola, Inc., Rule 144A, Private
                  Placement Senior Notes(4)          (BBB+,A3)     11/01/11      8.000     552,976

                 See Accompanying Notes to Financial Statements.

                                       47

          PAR                                        RATINGS(1)
          (000)                                      (S&P/MOODY'S) MATURITY     RATE%      VALUE
          -----                                      ------------- --------     -----      -----
$           815   Nextel Communications, Inc., Senior
                  Discount Notes (Callable 02/15/03
                  @ $104.97)(2)                         (B, B1)    02/15/08      9.950  $    486,963
            310   Nextel Communications, Inc., Senior
                  Notes
                  (Callable 11/15/04 @ $104.688)        (B, B1)    11/15/09      9.375       218,550
            390   Qwest Capital Funding, Inc.,
                  Global Company Guaranteed           (BBB+, Baa1) 02/15/11      7.250       400,088
            305   Rogers Cantel, Inc., Yankee Senior
                  Subordinated
                  Notes (Callable 10/01/02 @ $104.40) (BB-, Ba2)   10/01/07      8.800       291,275
            700   Sprint Capital Corp., Global
                  Company Guaranteed                  (BBB+, Baa1) 11/15/28      6.875       641,185
            600   Sprint Capital Corp., Rule 144A(4)  (BBB+, Baa1) 01/15/07      6.000       599,820
            800   Voicestream Wireless Corp., Senior
                  Notes
                  (Callable 11/15/04 @ $105.19)       (A-, Baa1)   11/15/09     10.375       916,000
            450   WorldCom, Inc., Global Notes        (BBB+, A3)   05/15/11      7.500       464,589
            600   XO Communications, Inc., Senior
                  Discount Notes
                  (Callable 12/01/04 @ $106.06)(2)    (CCC, Caa1)  12/01/09     12.125        51,000
            645   XO Communications, Inc., Senior
                  Notes (Callable
                  12/01/04 @ $105.25)                 (CCC, Caa1)  12/01/09     10.500       112,875
                                                                                        ------------
                                                                                           6,906,045
                                                                                        ------------
UNITED STATES TREASURY OBLIGATIONS (0.7%)
            375   United States Treasury Bills        (AAA, Aaa)   02/14/02      3.280       372,845
            125   United States Treasury Bonds        (AAA, Aaa)   05/15/30      6.250       149,033
            290   United States Treasury Notes        (AAA, Aaa)   08/15/11      5.000       306,936
                                                                                        ------------
                                                                                             828,814
                                                                                        ------------
TOTAL UNITED STATES                                                                       56,706,907
                                                                                        ------------

TOTAL BONDS (Cost $120,126,571)                                                          117,694,324

SHORT-TERM INVESTMENT (0.9%)
$         1,072   State Street Bank and Trust Co.
                  Euro Time Deposit (Cost $1,072,000)              11/01/01      2.500     1,072,000
                                                                                        ------------

TOTAL INVESTMENTS AT VALUE (99.8%)
(Cost $121,198,571(6))                                                                   118,766,324
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                 224,383
                                                                                        ------------
NET ASSETS (100.0%)                                                                     $118,990,707
                                                                                        ============

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) Step Bond - The interest as of October 31, 2001 is 0% and will reset to the interest rate shown at a future date.

(3) Variable rate obligations - The interest rate shown is the rate as of October 31, 2001.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $4,399,112 or 3.7% of net assets.

(5) Security in default.

(6) Cost for federal income tax purposes is $121,211,359.

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                                                               FIXED           INVESTMENT GRADE
                                                                                            INCOME FUND            BOND FUND
                                                                                           -------------       -----------------
ASSETS
    Investments at value (Cost $445,567,497, $49,862,377, $110,243,480, $14,389,671 and
      $121,198,571, respectively)                                                          $ 448,981,562       $   52,913,054
    Cash                                                                                          27,647                  218
    Foreign currency (Cost $0, $0, $0, $0and $12,519, respectively)                                   --                   --
    Receivable for investments sold                                                           17,610,738                   --
    Dividend, interest and reclaim receivable                                                  4,901,161              675,986
    Receivable for fund shares sold                                                              980,345              459,475
    Receivable for open futures contracts                                                         56,344                   --
    Unrealized appreciation on forward currency contracts                                             --                   --
    Receivable from investment adviser                                                                --                6,253
    Prepaid expenses and other assets                                                             62,677               14,872
                                                                                           -------------       --------------
         Total Assets                                                                        472,620,474           54,069,858
                                                                                           -------------       --------------
LIABILITIES
    Advisory fee payable                                                                          79,455                   --
    Administrative services fee payable                                                           33,244                8,846
    Director's fee payable                                                                         3,175                3,150
    Distribution fee payable                                                                      14,983                   --
    Dividend payable                                                                             177,052               20,458
    Payable for investments purchased                                                         92,581,540                   --
    Payable for fund shares redeemed                                                             552,372               26,169
    Other accrued expenses payable                                                               148,019               25,686
    Margin payable                                                                                    --                   --
    Unrealized depreciation on forward currency contracts                                             --                   --
    Payable for losses on futures contracts                                                           --                   --
    Payable for foreign taxes withheld                                                                --                   --
    Other liabilities                                                                              5,228                   --
                                                                                           -------------       --------------
         Total Liabilities                                                                    93,595,068               84,309
                                                                                           -------------       --------------
NET ASSETS
    Capital stock, $0.001 par value                                                               36,692                5,124
    Paid-in capital                                                                          377,765,168           51,991,821
    Accumulated undistributed net investment income (loss)                                        23,013                   --
    Accumulated net realized gain (loss) from investments
      and foreign currency transactions                                                       (3,374,269)          (1,062,073)
    Net unrealized appreciation (depreciation) from investments
      and foreign currency translations                                                        4,574,802            3,050,677
                                                                                           -------------       --------------
    Net Assets                                                                             $ 379,025,406       $   53,985,549
                                                                                           =============       ==============

COMMON SHARES
    Net assets                                                                             $ 334,646,767       $   53,985,549
    Shares outstanding                                                                        32,397,026            5,123,945
                                                                                           -------------       --------------
    Net asset value, offering price and redemption price per share                         $       10.33       $        10.54
                                                                                           =============       ==============
ADVISOR SHARES
    Net assets                                                                             $  42,633,277                  N/A
    Shares outstanding                                                                         4,126,400                  N/A
                                                                                           -------------       --------------
    Net asset value, offering price and redemption price per share                         $       10.33                  N/A
                                                                                           =============       ==============
A SHARES
    Net assets                                                                             $     405,785                  N/A
    Shares outstanding                                                                            39,267                  N/A
    Net asset value and redemption price per share                                         $       10.33                  N/A
                                                                                           -------------       --------------
    Maximum offering price per share (net asset value/(1-4.75%))                           $       10.85                  N/A
                                                                                           =============       ==============
B SHARES
    Net assets                                                                             $   1,043,641                  N/A
    Shares outstanding                                                                           101,025                  N/A
                                                                                           -------------       --------------
    Net asset value and offering price per share                                           $       10.33                  N/A
                                                                                           =============       ==============
C SHARES
    Net assets                                                                             $     295,936                  N/A
    Shares outstanding                                                                            28,641                  N/A
    Net asset value and offering price per share                                           $       10.33                  N/A
D SHARES
    Net assets                                                                                       N/A                  N/A
    Shares outstanding                                                                               N/A                  N/A
                                                                                           -------------       --------------
    Net asset value, offering price and redemption price per share                                   N/A                  N/A
                                                                                           =============       ==============


                                                                                           NEW YORK         HIGH      GLOBAL FIXED
                                                                                        MUNICIPAL FUND   INCOME FUND   INCOME FUND
ASSETS
    Investments at value (Cost $445,567,497, $49,862,377, $110,243,480, $14,389,671 and
      $121,198,571, respectively)                                                       $ 114,485,570   $ 12,958,095  $ 118,766,324
    Cash                                                                                           --            259            913
    Foreign currency (Cost $0, $0, $0, $0and $12,519, respectively)                                --             --         12,406
    Receivable for investments sold                                                                --             --        499,739
    Dividend, interest and reclaim receivable                                               1,510,984        356,905      2,186,273
    Receivable for fund shares sold                                                           132,165         29,424         93,053
    Receivable for open futures contracts                                                          --             --             --
    Unrealized appreciation on forward currency contracts                                          --             --        590,242
    Receivable from investment adviser                                                             --          8,380             --
    Prepaid expenses and other assets                                                          17,662         63,344         21,574
                                                                                        -------------   ------------  -------------
         Total Assets                                                                     116,146,381     13,416,407    122,170,524
                                                                                        =============   ============  =============

LIABILITIES
    Advisory fee payable                                                                       16,856             --         41,012
    Administrative services fee payable                                                        19,156          4,845         19,570
    Director's fee payable                                                                      3,075            794          3,150
    Distribution fee payable                                                                       --          3,849             --
    Dividend payable                                                                           49,956         43,062             --
    Payable for investments purchased                                                       2,488,168             --      2,575,647
    Payable for fund shares redeemed                                                          167,311             --        288,394
    Other accrued expenses payable                                                             30,551         41,840         73,069
    Margin payable                                                                                 --             --        138,141
    Unrealized depreciation on forward currency contracts                                          --             --         38,970
    Payable for losses on futures contracts                                                        --             --          1,735
    Payable for foreign taxes withheld                                                             --             --            129
    Other liabilities                                                                              --             --             --
                                                                                        -------------   ------------  -------------
         Total Liabilities                                                                  2,775,073         94,390      3,179,817
                                                                                        =============   ============  =============

NET ASSETS
    Capital stock, $0.001 par value                                                            10,557          1,671         11,912
    Paid-in capital                                                                       108,496,809     16,530,582    136,406,767
    Accumulated undistributed net investment income (loss)                                         --        (10,293)     1,731,189
    Accumulated net realized gain (loss) from investments
      and foreign currency transactions                                                       621,852     (1,768,367)   (16,905,260)
    Net unrealized appreciation (depreciation) from investments
      and foreign currency translations                                                     4,242,090     (1,431,576)    (2,253,901)
                                                                                        -------------   ------------  -------------
         Net Assets                                                                     $ 113,371,308   $ 13,322,017  $ 118,990,707)
                                                                                        =============   ============  =============

COMMON SHARES
    Net assets                                                                          $ 113,371,308   $    599,185  $ 118,876,332
    Shares outstanding                                                                     10,556,883         75,276     11,901,380
                                                                                        -------------   ------------  -------------
    Net asset value, offering price and redemption price per share                      $       10.74   $       7.96  $        9.99
                                                                                        =============   ============  =============

ADVISOR SHARES
    Net assets                                                                                    N/A            N/A  $     114,375
    Shares outstanding                                                                            N/A            N/A         10,772
                                                                                        -------------   ------------  -------------
    Net asset value, offering price and redemption price per share                                N/A            N/A  $       10.62
                                                                                        =============   ============  =============

A SHARES
    Net assets                                                                                    N/A   $  8,951,712            N/A
    Shares outstanding                                                                            N/A      1,122,327            N/A
    Net asset value and redemption price per share                                                N/A   $       7.98            N/A
                                                                                        -------------   ------------  -------------
    Maximum offering price per share (net asset value/(1-4.75%))                                  N/A   $       8.38            N/A
                                                                                        =============   ============  =============

B SHARES
    Net assets                                                                                    N/A   $  1,667,390            N/A
    Shares outstanding                                                                            N/A        209,508            N/A
    Net asset value and offering price per share                                                   N/A   $       7.96            N/A

C SHARES
    Net assets                                                                                    N/A   $    622,687            N/A
    Shares outstanding                                                                            N/A         78,185            N/A
                                                                                        -------------   ------------  -------------
    Net asset value and offering price per share                                                  N/A   $       7.96            N/A
                                                                                        =============   ============  =============

D SHARES
    Net assets                                                                                    N/A   $  1,481,043            N/A
    Shares outstanding                                                                            N/A        186,061            N/A
                                                                                        -------------   ------------  -------------
    Net asset value, offering price and redemptionpriceper share                                  N/A   $       7.96            N/A
                                                                                        =============   ============  =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2001

                                                                                     FIXED      INVESTMENT GRADE
                                                                                  INCOME FUND       BOND FUND
                                                                                  -----------       ---------
INVESTMENT INCOME
    Dividends                                                                   $     449,122   $         --
    Interest                                                                       26,581,527      2,880,678
    Foreign taxes withheld                                                                 --             --
                                                                                -------------   ------------
      Total investment income                                                      27,030,649      2,880,678
                                                                                -------------   ------------

EXPENSES
    Investment advisory fees                                                        1,924,476        249,226
    Administrative services fees                                                      668,885         88,748
    Shareholder servicing/Distribution fees                                            68,890             --
    Transfer agent fees                                                               246,256         40,877
    Printing fees                                                                     126,013         14,138
    Custodian fees                                                                     98,104         13,562
    Legal fees                                                                         83,711         31,198
    Registration fees                                                                  62,669         28,489
    Audit fees                                                                         26,700         15,625
    Directors fees                                                                     17,880         17,668
    Insurance expense                                                                   7,009          3,624
    Interest expense                                                                    5,977          2,833
    Miscellaneous expense                                                              14,476          5,780
                                                                                -------------   ------------
                                                                                    3,351,046        511,768
    Less: fees waived,expense reimbursements and transfer agent offsets              (517,162)      (212,697)
                                                                                -------------   ------------
      Total expenses                                                                2,833,884        299,071
                                                                                -------------   ------------
         Net investment income                                                     24,196,765      2,581,607
                                                                                -------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
    Net realized gain (loss) from investments                                       9,763,020        192,884
    Net realized loss from foreign currency transactions                                   --             --
    Net change in unrealized appreciation (depreciation) from investments           8,810,260      3,425,476
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                        --             --
                                                                                -------------   ------------
    Net realized and unrealized gain (loss) from investments
      and foreign currency related items                                           18,573,280      3,618,360
                                                                                -------------   ------------
    Net increase in net assets resulting from operations                        $  42,770,045   $  6,199,967
                                                                                =============   ============


                                                                                NEW YORK               HIGH       GLOBAL FIXED
                                                                             MUNICIPAL FUND        INCOME FUND    INCOME FUND
                                                                             --------------       ------------    ------------
INVESTMENT INCOME
    Dividends                                                                $       63,347       $          --   $     97,876
    Interest                                                                      4,313,078           1,478,267      7,351,176
    Foreign taxes withheld                                                               --                  --           (324)
                                                                             --------------       -------------   ------------
      Total investment income                                                     4,376,425           1,478,267      7,448,728
                                                                             --------------       -------------   ------------

EXPENSES
    Investment advisory fees                                                        378,352              93,232      1,220,409
    Administrative services fees                                                    169,783              31,783        215,634
    Shareholder servicing/Distribution fees                                              --              41,469            285
    Transfer agent fees                                                              30,106              47,409        192,059
    Printing fees                                                                    16,833               9,577         46,097
    Custodian fees                                                                   18,833               2,833         53,766
    Legal fees                                                                       48,745              21,415         37,627
    Registration fees                                                                14,527              56,252         41,716
    Audit fees                                                                       16,975              16,355         16,883
    Directors fees                                                                   17,522               4,984         18,357
    Insurance expense                                                                 3,886               1,041          4,687
    Interest expense                                                                  1,344                 227         15,942
    Miscellaneous expense                                                             5,168               3,718          7,985
                                                                             --------------       -------------   ------------
                                                                                    722,074             330,295      1,871,447
    Less: fees waived,expense reimbursements and transfer agent offsets            (154,546)           (175,601)      (711,774)
                                                                             --------------       -------------   ------------
      Total expenses                                                                567,528             154,694      1,159,673
                                                                             --------------       -------------   ------------
         Net investment income                                                    3,808,897           1,323,573      6,289,055
                                                                             --------------       -------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
    Net realized gain (loss) from investments                                     1,283,200          (1,364,120)      (202,906)
    Net realized loss from foreign currency transactions                                 --                  --     (1,844,507)
    Net change in unrealized appreciation (depreciation) from investments         2,949,949              87,128      4,407,381
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                      --                  --        451,080
                                                                             --------------       -------------   ------------
    Net realized and unrealized gain (loss) from investments
      and foreign currency related items                                          4,233,149          (1,276,992)     2,811,048
                                                                             --------------       -------------   ------------
    Net increase in net assets resulting from operations                     $    8,042,046       $      46,581    $ 9,100,103
                                                                             ==============       =============   ============

                                       53

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         INVESTMENT GRADE
                                                                  FIXED INCOME FUND                          BOND FUND
                                                         -----------------------------------     ----------------------------------
                                                           FOR THE YEAR       FOR THE YEAR         FOR THE YEAR      FOR THE YEAR
                                                               ENDED              ENDED                ENDED            ENDED
                                                         OCTOBER 31, 2001   OCTOBER 31, 2000     OCTOBER 31, 2001   OCTOBER 31, 2000
                                                         ----------------   ----------------     ----------------   ----------------
FROM OPERATIONS
 Net investment income                                    $  24,196,765      $  21,951,426        $   2,581,607      $   3,019,648
 Net realized gain (loss) from investments
  and foreign currency transactions                           9,763,020         (9,807,340)             192,884           (481,053)
 Net change in unrealized appreciation (depreciation)
  from investments foreign currency translations              8,810,260          5,206,499            3,425,476            590,453
                                                          -------------      -------------        -------------      -------------
   Net increase in net assets resulting from operations      42,770,045         17,350,585            6,199,967          3,129,048
                                                          -------------      -------------        -------------      -------------
FROM DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income
  Common Class Shares                                       (22,611,857)       (21,533,335)          (2,581,607)        (3,018,839)
  Advisor Class Shares                                       (1,575,183)          (418,091)                  --               (809)
  Class A shares                                                 (1,640)                --                   --                 --
  Class B shares                                                 (5,920)                --                   --                 --
  Class C shares                                                 (2,165)                --                   --                 --
 Dividends in excess of net investment income
  Common Class Shares                                                --            (39,026)                  --                 --
  Advisor Class Shares                                               --               (763)                  --                 --
                                                          -------------      -------------        -------------      -------------
  Net decrease in net assets from dividends and
  distributions                                             (24,196,765)       (21,991,215)          (2,581,607)        (3,019,648)
                                                          -------------      -------------        -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from sale of shares                               265,889,816        190,117,460           50,060,690         39,880,811
 Exchange value of shares due to merger                     133,335,833                 --                   --                 --
 Reinvestment of dividends and distributions                 22,067,919         19,523,822            2,267,284          2,649,328
 Net asset value of shares redeemed                        (369,833,021)      (296,259,076)         (49,935,072)       (51,310,503)
                                                          -------------      -------------        -------------      -------------
  Net increase (decrease) in net assets from capital
  share transactions                                         51,460,547        (86,617,794)           2,392,902         (8,780,364)
                                                          -------------      -------------        -------------      -------------
 Net increase (decrease) in net assets                       70,033,827        (91,258,424)           6,011,262         (8,670,964)
NET ASSETS
 Beginning of year                                          308,991,579        400,250,003           47,974,287         56,645,251
                                                          -------------      -------------        -------------      -------------
 End of year                                              $ 379,025,406      $ 308,991,579        $  53,985,549      $  47,974,287
                                                          =============      =============        =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME                       $      23,013      $      23,013        $          --      $         --
                                                          =============      =============        =============      =============

                                       54

                                                                    INVESTMENT GRADE
                                                                        BOND FUND
                                                            ----------------------------------
                                                              FOR THE YEAR      FOR THE YEAR
                                                                  ENDED            ENDED
                                                            OCTOBER 31, 2001   OCTOBER 31, 2000
                                                            ----------------   ----------------
FROM OPERATIONS
 Net investment income                                       $   2,581,607      $   3,019,648
 Net realized gain (loss) from investments
  and foreign currency transactions                                192,884           (481,053)
 Net change in unrealized appreciation (depreciation)
  from investments foreign currency translations                 3,425,476            590,453
                                                             -------------      -------------
   Net increase in net assets resulting from operations          6,199,967          3,129,048
                                                             -------------      -------------
FROM DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income
  Common Class Shares                                           (2,581,607)        (3,018,839)
  Advisor Class Shares                                                  --               (809)
  Class A shares                                                        --                 --
  Class B shares                                                        --                 --
  Class C shares                                                        --                 --
 Dividends in excess of net investment income
  Common Class Shares                                                   --                 --
  Advisor Class Shares                                                  --                 --
                                                             -------------      -------------
  Net decrease in net assets from dividends and
  distributions                                                 (2,581,607)        (3,019,648)
                                                             -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from sale of shares                                   50,060,690         39,880,811
 Exchange value of shares due to merger                                 --                 --
 Reinvestment of dividends and distributions                     2,267,284          2,649,328
 Net asset value of shares redeemed                            (49,935,072)       (51,310,503)
                                                             -------------      -------------
  Net increase (decrease) in net assets from capital
  share transactions                                             2,392,902         (8,780,364)
                                                             -------------      -------------
 Net increase (decrease) in net assets                           6,011,262         (8,670,964)
NET ASSETS
 Beginning of year                                              47,974,287         56,645,251
                                                             -------------      -------------
 End of year                                                 $  53,985,549      $  47,974,287
                                                             =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME                          $          --      $         --
                                                             =============      =============

                                                                       NEW YORK
                                                                    MUNICIPAL FUND
                                                         -----------------------------------
                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                         OCTOBER 31, 2001   OCTOBER 31, 2000
                                                         ----------------   ----------------
FROM OPERATIONS
 Net investment income                                    $   3,808,897      $  3,419,156
 Net realized gain (loss) from investments
  and foreign currency transactions                           1,283,200           (277,814)
 Net change in unrealized appreciation (depreciation)
  from investments foreign currency translations              2,949,949          1,725,500
                                                          -------------      -------------
   Net increase in net assets resulting from operations       8,042,046          4,866,842
                                                          -------------      -------------
FROM DIVIDENDS AND DISTRIBUTIONS
 Dividends from net investment income
  Common Class Shares                                        (3,808,897)        (3,419,156)
  Advisor Class Shares                                               --                 --
  Class A shares                                                     --                 --
  Class B shares                                                     --                 --
  Class C shares                                                     --                 --
 Dividends in excess of net investment income
  Common Class Shares                                                --                 --
  Advisor Class Shares                                               --                 --
                                                          -------------      -------------
  Net decrease in net assets from dividends and              (3,808,897)        (3,419,156)
                                                          -------------      -------------
  distributions

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from sale of shares                                63,473,596         31,829,282
 Exchange value of shares due to merger                              --                 --
 Reinvestment of dividends and distributions                  3,280,888          2,919,837
 Net asset value of shares redeemed                         (32,564,056)       (45,182,997)
                                                          -------------      -------------
  Net increase (decrease) in net assets from capital
  share transactions                                         34,190,428        (10,433,878)
                                                          -------------      -------------
 Net increase (decrease) in net assets                       38,423,577         (8,986,192)
NET ASSETS
 Beginning of year                                           74,947,731         83,933,923
                                                          -------------      -------------
 End of year                                              $ 113,371,308      $  74,947,731
                                                          =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME                       $          --      $         --
                                                          =============      =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  HIGH INCOME FUND
                                                        ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                        OCTOBER 31, 2001   OCTOBER 31, 2000
                                                        ----------------   ----------------
FROM OPERATIONS:
 Net investment income                                   $   1,323,573      $   1,306,371
 Net realized gain (loss) from investments
  and foreign currency transactions                         (1,364,120)          (404,247)
 Net change in unrealized appreciation
  (depreciation) from investments and foreign
  currency translations                                         87,128           (959,036)
                                                         -------------      -------------
  Net increase in net assets resulting from operations          46,581            (56,912)
                                                         -------------      -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
  Common Class Shares                                          (40,270)            (7,647)
  Advisor Class Shares                                              --                 --
  Class A shares                                              (970,130)        (1,038,792)
  Class B shares                                              (130,276)          (137,149)
  Class C shares                                               (22,894)              (728)
  Class D shares                                              (170,296)          (130,131)
 Dividends in excess of net investment income
  Common Class Shares                                               --                 --
 Distributions from net realized gains
  Class A shares                                                    --            (73,884)
  Class B shares                                                    --            (11,116)
  Class D shares                                                    --             (6,589)
                                                         -------------      -------------
 Net decrease in net assets from dividends and
  distributions                                             (1,333,866)        (1,406,036)
                                                         -------------      -------------

FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares                                4,507,390          5,964,650
 Reinvestment of dividends and distributions                   764,472            884,799
 Net asset value of shares redeemed                         (4,407,149)        (4,502,642)
                                                         -------------      -------------
  Net increase (decrease) in net assets from
  capital share transactions                                   864,713          2,346,807
                                                         -------------      -------------
 Net increase (decrease) in net assets                        (422,572)           883,859
NET ASSETS:
 Beginning of year                                          13,744,589         12,860,730
                                                         -------------      -------------
 End of year                                             $  13,322,017      $  13,744,589
                                                         =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME(LOSS)                $     (10,293)     $          --
                                                         =============      =============

                                       56

                                                                    GLOBAL FIXED
                                                                    INCOME FUND
                                                        -------------------------------------
                                                           FOR THE YEAR        FOR THE YEAR
                                                               ENDED               ENDED
                                                         OCTOBER 31, 2001    OCTOBER 31, 2000
                                                         ----------------    ----------------
FROM OPERATIONS:
 Net investment income                                    $   6,289,055       $   6,695,525
 Net realized gain (loss) from investments
  and foreign currency transactions                          (2,047,413)          2,472,999
 Net change in unrealized appreciation
  (depreciation) from investments and foreign
  currency translations                                       4,858,461          (3,868,943)
                                                          -------------       -------------
  Net increase in net assets resulting from operations        9,100,103           5,299,581
                                                          -------------       -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
  Common Class Shares                                        (5,631,530)         (9,301,461)
  Advisor Class Shares                                           (1,305)             (1,216)
  Class A shares                                                    --                  --
  Class B shares                                                    --                  --
  Class C shares                                                    --                  --
  Class D shares                                                    --                  --
 Dividends in excess of net investment income
  Common Class Shares                                               --           (2,563,464)
 Distributions from net realized gains
  Class A shares                                                    --                  --
  Class B shares                                                    --                  --
  Class D shares                                                    --                  --
                                                          -------------       -------------
 Net decrease in net assets from dividends and
  distributions                                              (5,632,835)        (11,866,141)
                                                          -------------       -------------

FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares                                49,291,110          42,765,183
 Reinvestment of dividends and distributions                  5,342,727          11,112,722
 Net asset value of shares redeemed                         (60,441,206)        (61,376,243)
                                                          -------------       -------------
  Net increase (decrease) in net assets from
  capital share transactions                                 (5,807,369)         (7,498,338)
                                                          -------------       -------------
 Net increase (decrease) in net assets                       (2,340,101)        (14,064,898)
NET ASSETS:
 Beginning of year                                          121,330,808         135,395,706
                                                          -------------       -------------
 End of year                                              $ 118,990,707       $ 121,330,808
                                                          =============       =============
UNDISTRIBUTED NET INVESTMENT INCOME(LOSS)                 $   1,731,189       $   2,919,475
                                                          =============       =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------
                                                     2001         2000         1999         1998         1997
                                                  ----------   ----------   ----------   ----------   ----------
PER-SHARE DATA
  Net asset value, beginning of period            $     9.78   $     9.89   $    10.41   $    10.43   $    10.10
                                                  ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.64         0.64         0.57         0.59         0.62
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.55        (0.11)       (0.48)        0.07         0.33
                                                  ----------   ----------   ----------   ----------   ----------
      Total from investment operations                  1.19         0.53         0.09         0.66         0.95
                                                  ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.64)       (0.64)       (0.57)       (0.59)       (0.62)
  Distributions from net realized gains                   --           --        (0.04)       (0.09)          --
                                                  ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                (0.64)       (0.64)       (0.61)       (0.68)       (0.62)
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $    10.33   $     9.78   $     9.89   $    10.41   $    10.43
                                                  ==========   ==========   ==========   ==========   ==========
      Total return                                     12.52%        5.59%        0.92%        6.48%        9.78%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $  334,647   $  302,188   $  393,433   $  423,536   $  265,453
    Ratio of expenses to average net assets(1)          0.72%        0.77%        0.76%        0.75%        0.75%
    Ratio of net income to average net assets           6.32%        6.53%        5.63%        5.64%        6.05%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                            0.13%        0.02%        0.04%        0.04%        0.08%
  Portfolio turnover rate                                383%         247%         144%         124%         129%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .00%, .02%, .01%, .00%, and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .72% for the year ended October 31, 2001, and .75% for the years ended October 31, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------
                                                     2001         2000         1999         1998         1997
                                                  ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period            $     9.78   $     9.89   $    10.41   $    10.43   $    10.10
                                                  ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.62         0.62         0.54         0.56         0.60
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.55        (0.11)       (0.48)        0.07         0.33
                                                  ----------   ----------   ----------   ----------   ----------
      Total from investment operations                  1.17         0.51         0.06         0.63         0.93
                                                  ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.62)       (0.62)       (0.54)       (0.56)       (0.60)
  Distributions from net realized gains                   --           --        (0.04)       (0.09)          --
                                                  ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                (0.62)       (0.62)       (0.58)       (0.65)       (0.60)
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $    10.33   $     9.78   $     9.89   $    10.41   $    10.43
                                                  ==========   ==========   ==========   ==========   ==========
      Total return                                     12.24%        5.33%        0.67%        6.21%        9.51%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $   42,633   $    6,804   $    6,817   $    3,058   $    3,963
    Ratio of expenses to average net assets(1)          0.96%        1.02%        1.01%        1.00%        1.00%
    Ratio of net income to average net assets           5.86%        6.31%        5.38%        5.40%        5.62%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                            0.17%        0.02%        0.05%        0.04%        0.08%
  Portfolio turnover rate                                383%         247%         144%         124%         129%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01%, .02%, .01%, .00%, and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements was .95% for the year ended October 31, 2001 and 1.00% for the years ended October 31, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------
                                                     2001         2000         1999         1998         1997
                                                  ----------   ----------   ----------   ----------   ----------
PER-SHARE DATA
  Net asset value, beginning of period            $     9.80   $     9.77   $    10.37   $    10.05   $    10.07
                                                  ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.53         0.56         0.53         0.56         0.58
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.74         0.03        (0.54)        0.32         0.10
                                                  ----------   ----------   ----------   ----------   ----------
      Total from investment operations                  1.27         0.59        (0.01)        0.88         0.68
                                                  ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.53)       (0.56)       (0.53)       (0.56)       (0.58)
  Distributions from net realized gains                   --           --        (0.04)          --        (0.08)
  Distributions in excess of net realized gains           --           --        (0.02)          --        (0.04)
                                                  ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                (0.53)       (0.56)       (0.59)       (0.56)       (0.70)
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $    10.54   $     9.80   $     9.77   $    10.37   $    10.05
                                                  ==========   ==========   ==========   ==========   ==========
      Total return                                     13.25%        6.27%       (0.05)%       9.35%        6.99%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $   53,986   $   47,974   $   56,625   $   78,200   $   48,421
    Ratio of expenses to average net assets(1)          0.60%        0.62%        0.61%        0.60%        0.61%
    Ratio of net income to average net assets           5.18%        5.77%        5.27%        5.54%        5.81%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                            0.42%        0.31%        0.28%        0.34%        0.33%
  Portfolio turnover rate                                 41%          84%          91%         134%         104%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .00%, .02%, .01%, .00%, and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------
                                                     2001         2000         1999         1998         1997
                                                  ----------   ----------   ----------   ----------   ----------
PER-SHARE DATA
  Net asset value, beginning of period            $    10.24   $    10.04   $    10.54   $    10.35   $    10.34
                                                  ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.43         0.44         0.42         0.44         0.45
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.50         0.20        (0.44)        0.19         0.13
                                                  ----------   ----------   ----------   ----------   ----------
      Total from investment operations                  0.93         0.64        (0.02)        0.63         0.58
                                                  ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.43)       (0.44)       (0.42)       (0.44)       (0.45)
  Distributions from net realized gains                   --           --        (0.06)          --        (0.12)
                                                  ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                (0.43)       (0.44)       (0.48)       (0.44)       (0.57)
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $    10.74   $    10.24   $    10.04   $    10.54   $    10.35
                                                  ==========   ==========   ==========   ==========   ==========
      Total return                                      9.20%        6.54%       (0.26)%       6.24%        5.83%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $  113,371   $   74,948   $   83,934   $  106,922   $   88,944
    Ratio of expenses to average net assets(1)          0.60%        0.62%        0.61%        0.60%        0.60%
    Ratio of net income to average net assets           4.03%        4.37%        4.03%        4.24%        4.40%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                            0.16%        0.11%        0.10%        0.07%        0.08%
  Portfolio turnover rate                                 51%          29%          55%          37%          70%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .00%, .02%, .01%, .00%, and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                            ------------------------------
                                                                  2001        2000(1)
                                                              -----------   ----------
PER SHARE DATA
  Net asset value, beginning of period                         $     8.73   $     9.21
                                                               ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                              0.80         0.21
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                  (0.71)       (0.48)
                                                               ----------   ----------
      Total from investment operations                               0.09        (0.27)
                                                               ----------   ----------
LESS DIVIDENDS
  Dividends from net investment income                              (0.86)       (0.21)
                                                               ----------   ----------
NET ASSET VALUE, END OF PERIOD                                 $     7.96   $     8.73
                                                               ==========   ==========
      Total return                                                   0.88%       (2.98)%(2)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $      599   $      141
    Ratio of expenses to average net assets(3)                       1.10%        1.10%(4)
    Ratio of net income to average net assets                        9.98%        9.14%(4)
    Decrease reflected in above operating expense ratios due
      to waivers/reimbursements                                      1.41%        1.58%(4)
  Portfolio turnover rate                                              41%          44%

----------
(1) For the period August 31, 2000 (inception date) through October 31, 2000.

(2) Non-annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .00% and .00% for the years ended October 31, 2001, and 2000, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was 1.10% for the years ended October 31, 2001 and 2000.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class D Share of the Fund Outstanding Throughout Each Period)

                                                          FOR THE YEAR ENDED OCTOBER31,
                                                     ------------------------------------
                                                        2001         2000        1999(1)
                                                     ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period               $     8.73   $     9.65   $    10.23
                                                     ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                                    0.88         0.90         0.41
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                        (0.77)       (0.85)       (0.58)
                                                     ----------   ----------   ----------
      Total from investment operations                     0.11         0.05        (0.17)
                                                     ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.88)       (0.90)       (0.41)
  Distributions from net realized gains                      --        (0.07)          --
                                                     ----------   ----------   ----------
      Total dividends and distributions                   (0.88)       (0.97)       (0.41)
                                                     ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                       $     7.96   $     8.73   $     9.65
                                                     ==========   ==========   ===========
      Total return                                         1.12%        0.29%        1.63%(2)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $    1,481   $    1,504   $      926
    Ratio of expenses to average net assets(3)             0.85%        0.85%        0.85%(4)
    Ratio of net income to average net assets             10.23%        9.62%        9.36%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 1.29%        1.58%        1.43%(4)
  Portfolio turnover rate                                    41%          44%         188%

----------
(1) For the period May 13, 1999 (inception date) through October 31, 1999.

(2) Non-annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Class D shares' expense ratio by .00%, .00%, and .00% for the years ended October 31, 2001, 2000, and 1999, respectively. The Class D shares' operating expense ratio after reflecting these arrangements was .85% for the years ended October 31, 2001, 2000, and 1999.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------
                                                     2001         2000         1999         1998         1997
                                                  ----------   ----------   ----------   ----------   ----------
PER-SHARE DATA
  Net asset value, beginning of period            $     9.71   $    10.25   $    10.62   $    10.91   $    11.17
                                                  ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.53         0.56         0.52         0.58         0.54
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.21        (0.13)       (0.29)       (0.16)        0.08
                                                  ----------   ----------   ----------   ----------   ----------
      Total from investment operations                  0.74         0.43         0.23         0.42         0.62
                                                  ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.46)       (0.76)       (0.59)       (0.71)       (0.34)
  Dividends in excess of net investment income            --        (0.21)       (0.01)          --           --
  Distributions from net realized gains                   --           --           --           --        (0.54)
                                                  ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                (0.46)       (0.97)       (0.60)       (0.71)       (0.88)
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $     9.99   $     9.71   $    10.25   $    10.62   $    10.91
                                                  ==========   ==========   ==========   ==========   ==========
      Total return                                      7.81%        4.37%        2.18%        4.10%        5.76%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $  118,876   $  121,309   $  135,327   $  154,131   $  194,731
    Ratio of expenses to average net assets(1)          0.95%        0.97%        0.96%        0.95%        0.96%
    Ratio of net income to average net assets           5.15%        5.51%        5.00%        5.21%        5.40%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.58%        0.51%        0.57%        0.46%        0.39%
  Portfolio turnover rate                                144%         101%         365%         234%         203%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .00%, .02%, .01%, .00%, and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .95% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  ---------------------------------------------------------------
                                                     2001         2000          1999         1998         1997
                                                  ----------   ----------    ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period            $    10.28   $    10.48    $    10.57   $    10.90   $    11.17
                                                  ----------   ----------    ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.51         0.52(1)      0.44(1)       0.37         0.41
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.22        (0.12)        (0.29)       (0.02)        0.15
                                                  ----------   ----------    ----------   ----------   ----------
      Total from investment operations                  0.73         0.40          0.15         0.35         0.56
                                                  ----------   ----------    ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.39)       (0.60)           --        (0.68)       (0.29)
  Dividends in excess of net investment income            --           --         (0.24)          --           --
  Distributions from net realized gains                   --           --            --           --        (0.54)
                                                  ----------   ----------    ----------   ----------   ----------
      Total dividends and distributions                (0.39)       (0.60)        (0.24)       (0.68)       (0.83)
                                                  ----------   ----------    ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $    10.62   $    10.28    $    10.48   $    10.57   $    10.90
                                                  ==========   ==========    ==========   ==========   ==========
     Total return                                       7.32%        3.88%         1.41%        3.51%        5.18%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $      114   $       22    $       69   $    6,518   $    8,935
    Ratio of expenses to average net assets(2)          1.46%        1.47%         1.45%        1.45%        1.45%
    Ratio of net income to average net assets           4.62%        4.90%         4.14%        4.75%        4.76%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.60%        0.51%         0.49%        0.37%        0.33%
  Portfolio turnover rate                                144%         101%          365%         234%         203%

----------
(1) Per share information is calculated using the average outstanding shares method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01% and .02% for the years ended October 31, 2001, and 2000, respectively. These arrangements had no effect on the Advisor Class shares' expense ratio for each of the years ended October 31, 1999, 1998, and 1997. The Advisor Class shares' operating expense ratio after reflecting these arrangements was 1.45% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The Credit Suisse Investment Grade Bond Fund ("Investment Grade Bond") and the Credit Suisse Global Fixed Income Fund ("Global Fixed Income"), each a Maryland Corporation, the Credit Suisse Fixed Income Fund ("Fixed Income") and the Credit Suisse New York Municipal Fund ("New York Municipal"), each a Massachusetts Business Trust, and the Credit Suisse High Income Fund ("High Income"), a portfolio of the Credit Suisse Opportunity Funds (formerly the Credit Suisse Warburg Pincus Opportunity Funds, formerly the DLJ Opportunity Funds), a Delaware Business Trust, (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Each Fund is diversified as defined in the 1940 Act, with the exception of New York Municipal and Global Fixed Income, which are non-diversified.

  The Funds changed their legal names during the most recent fiscal year. A comparison of the old names and the new names, which were effective on December 12, 2001, are presented below:

        OLD NAME                                        NEW NAME
        --------                                        --------
        Warburg Pincus Fixed Income Fund                Credit Suisse Fixed Income Fund
        Warburg Pincus Intermediate Maturity            Credit Suisse Investment Grade Bond Fund
         Government Fund
        Warburg Pincus New York Intermediate            Credit Suisse New York Municipal Fund
         Municipal Fund
        DLJ High Income Fund                            Credit Suisse High Income Fund
        Warburg Pincus Global Fixed                     Credit Suisse Global Fixed Income Fund
         Income Fund

  Investment objectives for each Fund are as follows: Fixed Income seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation; Investment Grade Bond seeks to achieve as high a level of current income as is consistent with the preservation of capital; New York Municipal seeks to maximize current interest income exempt from federal income tax and New York State and New York City personal income tax to the extent consistent with prudent investment management and the preservation of capital; High Income seeks to provide a high level of current income and, secondarily, capital appreciation; and Global Fixed Income seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

  Fixed Income offered Common Class, Advisor Class, Class A, Class B, and Class C shares. Investment Grade Bond and New York Municipal offered only Common Class shares. High Income offers Common Class, Class A,

Class B, Class C, and Class D shares. Global Fixed Income offered Common Class and Advisor Class shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Class shares of Fixed Income and Global Fixed Income bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Class shares. Advisor Class shares of Fixed Income currently bear expenses of .25% of average daily net assets. Advisor Class shares of Global Fixed Income currently bear expenses of .50% of average daily net assets. Common Class shares of High Income are available for purchase at net asset value by eligible institutions on behalf of their clients and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate up to .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold with a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate up to .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expense paid pursuant to a shareholder servicing and distribution plan at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares. Class D shares are sold exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees. Results for Class A, Class Band Class C shares are contained in a seperate book.

  Subsequent to October 31, 2001, the classes offered by the Funds changed as follows:Fixed Income, Investment Grade Bond, New York Municipal, and Global Fixed Income closed the Common Class shares to new investors. Global Fixed Income closed the Advisor Class shares to new investments. Global Fixed Income and New York Municipal began offering Class A shares to new investors. Investment Grade Bond began offering Class A, Class B and Class C shares to new investors. High Income closed the Common Class shares to new investments and closed the Class D shares to new investors. The expenses borne by these new share classes are unchanged from those previously listed.

  Effective as of the close of business on April 6, 2001, Fixed Income acquired all of the net assets of the Credit Suisse Warburg Pincus Fixed Income II Fund ("Fixed Income II") in a tax-free exchange of shares. The shares exchanged were 9,206,012 shares (valued at $93,738,572) of the Common Class of Fixed Income for 9,152,071 shares of Class D of Fixed Income II, 3,550,971 shares (valued at $36,153,007) of the Advisor Class of Fixed Income for 3,530,165 shares of Class A of Fixed Income II, 323,384 shares (valued at $3,292,431) of the Advisor Class of Fixed Income for 321,489 shares of Class B of Fixed Income II, and 14,919 shares (valued at $151,823) of the Advisor Class of Fixed Income for 14,817 shares of Class D of Fixed Income II. The Fixed Income II net assets of $133,335,834 at that date, which included $2,388,035 of unrealized appreciation, were combined with those of Fixed Income. The aggregate net assets of Fixed Income II and Fixed Income immediately before the acquisition were $133,335,834 and $339,752,048, respectively and the combined net assets of Fixed Income were $473,087,882.

  A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board believe accurately reflects fair value. Debt obligations that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

  B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fixed Income Fund and the Global Fixed Income Fund isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

  C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Funds to classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Funds expect that the impact of the adoption of this principle will not be material to the financial statements.

  D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly for Investment Grade Bond, New York Municipal, Fixed Income, and High Income. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

  At October 31, 2001, accumulated undistributed net investment income and accumulated net realized loss from investments and foreign currency related transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. Global Fixed Income reclassified $1,844,507, from accumulated net realized loss on investments and foreign currency related transactions to accumulated undistributed net investment income. Fixed Income reclassified ($1,246,617) from net capital contributed to accumulated net realized loss on investments.

  E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

  F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  G) SHORT-TERM INVESTMENTS -- The Funds, except New York Municipal, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, The Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment. These deposits are not collateralized.

  H) OTHER -- The Fixed Income and the Global Fixed Income Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

  The Fixed Income and the Global Fixed Income Funds' investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

  Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

  Each Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, a wholly-owned subsidiary of DLJ, served as advisor to High Income. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment advisor. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

          FUND                                             ANNUAL RATE
          ----                            --------------------------------------
------------------------------
          Fixed Income                     .50% of average daily net assets
          Investment Grade Bond            .50% of average daily net assets
          New York Municipal               .40% of average daily net assets
          High Income                      .70% of average daily net assets less than or equal to $100 million
                                           .50% of average daily net assets greater than $100 million
          Global Fixed Income             1.00% of average daily net assets

  For the year ended October 31, 2001, investment advisory fees and voluntary waivers were as follows:

                                   GROSS                         NET
                                  ADVISORY                     ADVISORY       EXPENSE
          FUND                      FEE          WAIVER          FEE       REIMBURSEMENTS
          ----                   -----------   ----------    -----------   --------------
          Fixed Income           $ 1,924,476   $ (504,459)   $ 1,420,017    $       --
          Investment Grade Bond      249,226     (210,812)        38,414            --
          New York Municipal         378,352     (151,434)       226,918            --
          High Income                 93,232      (93,232)            --       (76,972)
          Global Fixed Income      1,220,409     (707,054)       513,355            --

  Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to High Income without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended October 31, 2001, administrative services fees earned by CSAMSI were as follows:

          FUND                                        CO-ADMINISTRATION FEE
          ----                                        ---------------------
          Fixed Income                                      $ 406,784
          Investment Grade Bond                                49,845
          New York Municipal                                   94,588
          High Income                                           9,997
          Global Fixed Income                                 122,041

  For its administrative services through October 31, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

          AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
          ------------------------                           --------------------------------
          First $150 million                                 .07% of average daily net assets
          Second $150 million                                .06% of average daily net assets
          Over $300 million                                  .05% of average daily net assets

  For the year ended October 31, 2001, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                      GROSS                             NET
          FUND                                CO-ADMINISTRATION FEE  WAIVER   CO-ADMINISTRATION FEE
          ----                                ---------------------  ------   ---------------------
          Fixed Income                              $ 262,101        $   --         $ 262,101
          Investment Grade Bond                        38,903            --            38,903
          New York Municipal                           75,195            --            75,195
          High Income                                  21,786        (5,397)           16,389
          Global Fixed Income                          93,593            --            93,593

  In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares, except New York Municipal. Prior to November 3, 2000, Donaldson Lufkin & Jenrette Securities Corp. ("DLJSC") served as distributor of the shares of High Income. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of
 .25% of the average daily net assets of the Advisor Class shares of Fixed Income and up to .25% of the Common Class and Class A Shares of High Income, and .50% of the average daily net assets of the Advisor Class shares of Global Fixed Income, and up to 1.00% of the average daily net assets of Class B and Class C Shares of High Income. The Advisor Class shares of Investment Grade Bond were liquidated on June 1, 2000. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

For the year ended October 31, 2001, shareholder servicing and distribution fees were as follows:

                                                 SHAREHOLDER SERVICING/
          FUND                                      DISTRIBUTION FEE
          ----                                   ----------------------
          Fixed Income
            Advisor Class                               $  67,152
            Class A                                            73
            Class B                                         1,215
            Class C                                           450
                                                        ---------
                                                        $  68,890
                                                        =========
          High Income
            Common Class                                $     995
            Class A                                        24,074
            Class B                                        13,964
            Class C                                         2,436
                                                        ---------
                                                        $  41,469
                                                        =========
          Global Fixed Income
            Advisor Class                               $     285
                                                        =========

  Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the year ended October 31, 2001, the following Funds received credits or reimbursements under this arrangement as follows:

          FUND                                            AMOUNT
          ----                                          ----------
          Fixed Income                                   $ 12,703
          Investment Grade Bond                             1,885
          New York Municipal                                3,112
          Global Fixed Income                               4,720

  Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2001, the Funds reimbursed CSAM, which is included in the Funds' transfer agent expense, as follows:

          FUND                                            AMOUNT
          ----                                          ----------
          Fixed Income                                  $ 188,667
          Investment Grade Bond                            20,462
          New York Municipal                                7,692
          High Income                                         140
          Global Fixed Income                             178,272

  For the year ended October 31, 2001 CSAMSI and its affiliates advised High Income that it retained $4,268 from commissions earned on the sale of High Income's shares.

  Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended October 31, 2001, Merrill was paid by the Funds for its services as follows:

          FUND                                            AMOUNT
          ----                                          ----------
          Fixed Income                                  $  59,922
          Investment Grade Bond                             6,037
          New York Municipal                               10,874
          High Income                                       5,034
          Global Fixed Income                              15,187

NOTE 3. LINE OF CREDIT

  Through June 19, 2001, the Funds, except High Income, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

  Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At October 31, 2001, there were no loans outstanding for any of the funds under either the New Credit Facility or the Prior Credit Facility.

  During the year ended October 31, 2001, the following Funds had borrowings under the New Credit Facility:

                                                                    AVERAGE       MAXIMUM
                                                    AVERAGE DAILY  INTEREST     DAILY LOAN
          FUND                                      LOAN BALANCE    RATE %      OUTSTANDING
          ----                                      -------------  --------     -----------
          Investment Grade Bond                        $  42,458    4.030%      $ 1,769,000
          Global Fixed Income                            312,795    4.423         4,364,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

  For the year ended October 31, 2001, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were as follows:

                                                                              U.S. GOVERNMENT AND
                                           INVESTMENT SECURITIES              AGENCY OBLIGATIONS
                                        ----------------------------  --------------------------------
          FUND                            PURCHASES        SALES         PURCHASES          SALES
          ----                          -------------  -------------  ---------------  ---------------
          Fixed Income                  $ 251,295,955  $ 286,538,682  $ 1,200,977,887  $ 1,257,239,188
          Investment Grade Bond                    --             --       20,797,338       27,805,856
          New York Municipal               83,896,290     47,348,079               --               --
          High Income                       7,068,769      5,153,706               --               --
          Global Fixed Income             132,792,777    101,287,678       35,922,512       67,543,322

  At October 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                                                                                         NET UNREALIZED
                                                     UNREALIZED        UNREALIZED         APPRECIATION
          FUND                                      APPRECIATION      DEPRECIATION       (DEPRECIATION)
          ----                                      ------------     -------------       --------------
          Fixed Income                              $ 13,183,202     $ (10,283,668)        $ 2,899,534
          Investment Grade Bond                        3,050,677                --           3,050,677
          New York Municipal                           4,255,121           (17,798)          4,237,323
          High Income                                    362,562        (1,794,138)         (1,431,576)
          Global Fixed Income                          4,917,771        (7,362,806)         (2,445,035)

NOTE 5. CAPITAL SHARE TRANSACTIONS

  Investment Grade Bond and Global Fixed Income are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Advisor Class shares. New York Municipal, Fixed Income and High Income are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Advisor Class, Class A, Class B, and Class C for Fixed Income, and an unlimited number of shares are classified as Class A, Class B, Class C, and Class D for High Income. The Advisor Class shares for Investment Grade Bond were liquidated on June 1, 2000.

  Transactions in classes of each Fund were as follows:

                                                               FIXED INCOME FUND
                                        --------------------------------------------------------------
                                                                  COMMON CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                              25,561,666    $ 259,862,002       19,421,025    $ 189,250,352
Shares exchanged due to merger            9,206,012       93,717,204               --               --
Shares issued in reinvestment
 of dividends                             2,045,797       20,787,938        1,964,108       19,106,111
Shares redeemed                         (35,301,525)    (359,565,867)     (30,277,964)    (295,032,990)
                                        -----------    -------------      -----------    -------------
Net increase (decrease)                   1,511,950    $  14,801,277       (8,892,831)   $ (86,676,527)
                                        ===========    =============      ===========    =============

                                                               FIXED INCOME FUND
                                        --------------------------------------------------------------
                                                                 ADVISOR CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                 414,413    $   4,232,335           88,976    $     867,108
Shares exchanged due to merger            3,889,274       39,592,807               --               --
Shares issued in reinvestment
 of dividends                               124,945        1,273,972           42,960          417,711
Shares redeemed                            (997,897)     (10,168,343)        (125,800)      (1,226,086)
                                        -----------    -------------      -----------    -------------
Net increase                              3,430,735    $  34,930,771            6,136    $      58,733
                                        ===========    =============      ===========    =============


                                              FIXED INCOME FUND
                                        ----------------------------
                                                 CLASS A
                                        ----------------------------
                                                   FOR THE
                                                 PERIOD ENDED
                                              OCTOBER 31, 2001
                                        ----------------------------
                                           SHARES          VALUE
                                        -----------    -------------
Shares sold                                  43,442    $     444,863
Shares issued in reinvestment
 of dividends                                   109            1,119
Shares redeemed                              (4,284)         (43,949)
                                        -----------    -------------
Net increase                                 39,267    $     402,033
                                        ===========    =============

                                       77

                                              FIXED INCOME FUND                 FIXED INCOME FUND
                                        ----------------------------      ----------------------------
                                                   CLASS B                           CLASS C
                                        ----------------------------      ----------------------------
                                                   FOR THE                           FOR THE
                                                PERIOD ENDED                       PERIOD ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                 106,093    $   1,085,244           28,430    $     291,194
Shares issued in reinvestment
 of dividends                                   264            2,713              211            2,177
Shares redeemed                              (5,332)         (54,862)              --               --
                                        -----------    -------------      -----------    -------------
Net increase                                101,025    $   1,033,095           28,641    $     293,371
                                        ===========    =============      ===========    =============

                                                         INVESTMENT GRADE BOND FUND
                                        --------------------------------------------------------------
                                                                COMMON CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                               4,930,936    $  50,060,690        4,141,422    $  39,868,056
Shares issued in reinvestment
 of dividends                               223,249        2,267,284          274,002        2,648,525
Shares redeemed                          (4,923,915)     (49,935,072)      (5,315,667)     (51,277,314)
                                        -----------    -------------      -----------    -------------
Net increase (decrease)                     230,270    $   2,392,902         (900,243)   $  (8,760,733)
                                        ===========    =============      ===========    =============

                                                         INVESTMENT GRADE BOND FUND
                                        --------------------------------------------------------------
                                                               ADVISOR CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                      --    $          --            1,322    $      12,755
Shares issued in reinvestment
 of dividends                                    --               --               83              803
Shares redeemed                                  --               --           (3,457)         (33,189)
                                        -----------    -------------      -----------    -------------
Net decrease                                     --    $          --           (2,052)   $     (19,631)
                                        ===========    =============      ===========    =============

                                       78

                                                           NEW YORK MUNICIPAL FUND
                                        --------------------------------------------------------------
                                                                 COMMON CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                               6,006,018    $  63,473,596        3,167,290    $  31,829,282
Shares issued in reinvestment
 of dividends                               310,431        3,280,888          290,081        2,919,837
Shares redeemed                          (3,076,004)     (32,564,056)      (4,497,547)     (45,182,997)
                                        -----------    -------------      -----------    -------------
Net increase (decrease)                   3,240,445    $  34,190,428       (1,040,176)   $ (10,433,878)
                                        ===========    =============      ===========    =============

                                                               HIGH INCOME FUND
                                        --------------------------------------------------------------
                                                                 COMMON CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                  75,649    $     642,486          173,806    $   1,579,027
Shares issued in reinvestment
 of dividends                                 3,579           29,839                1                2
Shares redeemed                             (20,068)        (172,116)        (157,691)      (1,398,719)
                                        -----------    -------------      -----------    -------------
Net increase                                 59,160    $     500,209           16,116    $     180,310
                                        ===========    =============      ===========    =============

                                                               HIGH INCOME FUND
                                        --------------------------------------------------------------
                                                                    CLASS A
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                 197,530    $   1,733,956          223,661    $   2,151,376
Shares issued in reinvestment
 of dividends and distributions              57,078          483,487           69,212          649,902
Shares redeemed                            (358,494)      (3,056,989)        (152,603)      (1,455,897)
                                        -----------    -------------      -----------    -------------
Net increase (decrease)                    (103,886)   $    (839,546)         140,270    $   1,345,381
                                        ===========    =============      ===========    =============

                                       79

                                                               HIGH INCOME FUND
                                        --------------------------------------------------------------
                                                                    CLASS B
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                  69,009    $     580,160           96,854    $     930,638
Shares issued in reinvestment
 of dividends and distributions               7,780           65,742           10,360           97,280
Shares redeemed                             (17,677)        (147,359)        (106,669)      (1,012,257)
                                        -----------    -------------      -----------    -------------
Net increase                                 59,112    $     498,543              545    $      15,661
                                        ===========    =============      ===========    =============

                                                               HIGH INCOME FUND
                                        --------------------------------------------------------------
                                                                    CLASS C
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                  78,836    $     670,108            8,900    $      81,668
Shares issued in reinvestment
 of dividends and distributions               1,822           15,106               83              729
Shares redeemed                             (11,455)         (96,373)              --               --
                                        -----------    -------------      -----------    -------------
Net increase                                 69,203    $     588,841            8,983    $      82,397
                                        ===========    =============      ===========    =============

                                                               HIGH INCOME FUND
                                        --------------------------------------------------------------
                                                                    CLASS D
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                 101,702    $     880,680          128,646    $   1,221,941
Shares issued in reinvestment
 of dividends and distributions              20,010          170,298           14,720          136,886
Shares redeemed                            (107,858)        (934,312)         (67,043)        (635,769)
                                        -----------    -------------      -----------    -------------
Net increase                                 13,854    $     116,666           76,323    $     723,058
                                        ===========    =============      ===========    =============

                                       80

                                                          GLOBAL FIXED INCOME FUND
                                        --------------------------------------------------------------
                                                                 COMMON CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                               4,989,002    $  49,200,728        4,318,956    $  42,764,658
Shares issued in reinvestment
 of dividends                               556,687        5,341,424        1,126,679       11,111,508
Shares redeemed                          (6,133,206)     (60,441,081)      (6,164,691)     (61,327,472)
                                        -----------    -------------      -----------    -------------
Net decrease                               (587,517)   $  (5,898,929)        (719,056)   $  (7,451,306)
                                        ===========    =============      ===========    =============

                                                          GLOBAL FIXED INCOME FUND
                                        --------------------------------------------------------------
                                                                ADVISOR CLASS
                                        --------------------------------------------------------------
                                                   FOR THE                           FOR THE
                                                 YEAR ENDED                        YEAR ENDED
                                              OCTOBER 31, 2001                  OCTOBER 31, 2000
                                        ----------------------------      ----------------------------
                                           SHARES          VALUE              SHARES         VALUE
                                        -----------    -------------      -----------    -------------
Shares sold                                   8,552    $      90,382               51    $         525
Shares issued in reinvestment
 of dividends                                   126            1,303              117            1,214
Shares redeemed                                 (12)            (126)          (4,637)         (48,771)
                                        -----------    -------------      -----------    -------------
Net increase (decrease)                       8,666    $      91,559           (4,469)   $     (47,032)
                                        ===========    =============      ===========    =============

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

  Fixed Income and Global Fixed Income may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contract. Each Fund will enter into forward contracts primarily for hedging purposes. However, on occasion the Funds may enter into forward contracts for speculative purposes, which may increase the Fund's investment risk. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date. At October 31, 2001, Global Fixed Income had the following open forward foreign currency contracts:

  FORWARD FOREIGN         EXPIRATION    FOREIGN CURRENCY    CONTRACT      CONTRACT    UNREALIZED
  CURRENCY CONTRACT          DATE          TO BE SOLD        AMOUNT         VALUE     GAIN (LOSS)
--------------------      ----------    ----------------  ------------  ------------  -----------
Australian Dollar          11/19/01          1,190,000         607,019       599,819       7,200
British Pounds             11/19/01          1,333,000       1,899,912     1,936,630     (36,718)
Canadian Dollar            11/19/01          3,900,000       2,492,013     2,457,463      34,550
European Economic Unit     11/19/01         40,000,000      36,301,600    36,000,465     301,135
Japanese Yen               11/19/01      3,295,200,000      27,201,149    26,953,792     247,357
Swedish Krona              11/19/01          6,200,000         580,253       582,505      (2,252)
                                                          ------------  ------------  ----------
                                                          $ 69,081,946  $ 68,530,674  $  551,272
                                                          ============  ============  ==========

NOTE 7. FUTURES CONTRACTS

  Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2001, Fixed Income and Global Fixed Income had the following open futures contracts:

                                        NUMBER OF  EXPIRATION       CONTRACT        CONTRACT      UNREALIZED (APPRECIATION)/
FUTURES CONTRACTS                       CONTRACTS     DATE           AMOUNT          VALUE               DEPRECIATION
-----------------                       ---------  ----------    -------------   -------------    --------------------------
  Fixed Income
    U.S. Treasury 10 Year Note Futures     164      12/19/01       17,654,578      18,288,562               633,984
    U.S. Treasury 5 Year Note Futures     (304)     12/19/01      (32,836,578)    (33,397,249)             (560,671)
    U.S. Treasury 2 Year Note Futures     (239)     12/27/01      (49,551,047)    (50,716,547)           (1,165,500)
    U.S. Treasury Long Bond Futures        (19)     12/19/01       (2,034,312)     (2,098,312)              (64,000)
                                        ------                  -------------   -------------          ------------
                                          (398)                 $ (66,767,359)  $ (67,923,546)         $ (1,156,187)
                                        ======                  =============   =============          ============
  Global Fixed Income
    U.S. Treasury 10 Year Note Futures      30      12/19/01        3,257,625       3,345,469                87,844
    U.S. Treasury 5 Year Note Futures       55      12/19/01        5,914,593       6,042,265               127,672
    U.S. Treasury 2 Year Note Futures      (17)     12/27/01       (3,542,437)     (3,607,453)              (65,016)
    U.S. Treasury Long Bond Futures         53      12/19/01        5,628,703       5,853,187               224,484
                                        ------                  -------------   -------------          ------------
                                           121                  $  11,258,484   $  11,633,468          $    374,984
                                        ======                  =============   =============          ============

NOTE 8. TBA PURCHASE COMMITMENTS

  The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

NOTE 9. CAPITAL LOSS CARRYOVER

  At October 31, 2001, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:

                                              CAPITAL LOSS CARRYOVER EXPIRES IN
                          --------------------------------------------------------------------
                                                                                                 TOTAL CAPITAL
FUND                         2002      2003       2006        2007         2008         2009     LOSS CARRYOVER
----                         ----      ----       ----        ----         ----         ----     --------------
   Fixed Income           $     --  $     --  $       --          --  $ 1,703,550  $        --   $  1,703,550
   Investment Grade Bond        --        --          --     533,749      528,326           --      1,062,075
   High Income                  --        --          --          --      404,247    1,363,861      1,768,108
   Global Fixed Income     517,856   329,870   6,945,772   5,824,681    3,060,573      584,151     17,262,903

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and the
  Common and Advisor Class Shareholders of Credit Suisse
    Fixed Income Fund, Inc.;
  Shareholders of Credit Suisse
    Investment Grade Bond Fund, Inc.;
  Shareholders of Credit Suisse
    New York Municipal Fund;
  Common Class and Class D Shareholders of Credit Suisse
    High Income Fund;
  Shareholders of Credit Suisse
    Global Fixed Income Fund, Inc.

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Fixed Income Fund, Inc., Credit Suisse Investment Grade Bond Fund, Inc., Credit Suisse New York Municipal Fund, Credit Suisse High Income Fund (formerly known as DLJ High Income Fund) and Credit Suisse Global Fixed Income Fund, Inc. (all funds collectively referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the year then ended (for Credit Suisse High Income Fund) and each of the two years (or periods) in the period then ended (for Credit Suisse Fixed Income Fund, Inc., Credit Suisse Investment Grade Bond Fund, Inc., Credit Suisse New York Municipal Fund and Credit Suisse Global Fixed Income Fund, Inc.) and the financial highlights for the year then ended (for Credit Suisse High Income
Fund) and for each of the years (or periods) presented (for Credit Suisse Fixed Income Fund, Inc., Credit Suisse Investment Grade Bond Fund, Inc., Credit Suisse New York Municipal Fund and Credit Suisse Global Fixed Income Fund, Inc.) (financial highlights for Class A, B and C of Credit Suisse Fixed Income Fund, Inc. and Credit Suisse High Income Fund are presented in a separate report), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets and financial highlights of Credit Suisse High Income Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 17, 2001

CREDIT SUISSE FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)

  At a special meeting of the shareholders held on March 23, 2001, the following proposals were submitted for the vote of shareholders of the Former Fixed Income II Fund and High Income Fund. The proposals and voting results were as follows:

  1. To approve the Agreement and Plan of Reorganization, dated as of February 14, 2001, providing that (i) Credit Suisse Warburg Pincus Fixed Income II Fund (the "Fund") would transfer to Credit Suisse Fixed Income Fund (the "Acquiring Fund") all or substantially all of the Fund's assets in exchange for share of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the Fund in liquidation of the Fund, and
     (iii) the Fund would subsequently be terminated.

                                       % OF SHARES            % OF SHARES
                                         TO TOTAL               TO TOTAL
     FIXED INCOME II      SHARES    OUTSTANDING SHARES        SHARES VOTED
     ---------------    ---------   ------------------        ------------
     For                7,638,050         56.5%                   86.7%
     Against               53,070          0.4%                    0.6%
     Abstain              110,046          0.8%                    1.2%

  2. To approve the new investment advisory agreement for the High Income Fund.

                                       % OF SHARES            % OF SHARES
                                        TO TOTAL                TO TOTAL
     HIGH INCOME        SHARES      OUTSTANDING SHARES        SHARES VOTED
     -----------      --------      ------------------        ------------
     For               937,810            61.8%                   90.9%
     Against               257             2.0%                    0.2%
     Abstain            12,544             0.8%                    1.2%

  3. To elect Trustees of the High Income Fund.

     HIGH INCOME                FOR             WITHHOLD
     -----------             ----------        ---------
     Richard Francis         96,353,178        3,519,623
     Jack W. Fritz           96,353,178        3,519,623
     Jeffrey E. Garten       95,353,179        3,519,623
     Peter F. Krogh          92,735,382        7,317,420
     James S. Pasman         96,353,179        3,519,623
     William W. Priest       96,353,179        3,519,623
     Steven N. Rappaport     92,735,382        7,137,420

     Total Eligible Shares    1,517,355
     Total Shares Voted       1,031,214
     % of Shares Voted             68.0%

CREDIT SUISSE FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)

  Each Fund is required by Subchapter M of the Code to advise its shareholders within 60 days of each Fund's fiscal year end as the U.S. federal tax status of dividends and distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2001, the following dividends and distributions per share were paid by each of the Fund's:

                                    ORDINARY         % OF ORDINARY INCOME
                                     INCOME        DIVIDEND QUALIFYING FOR
         FUND                      PER SHARE    DIVIDEND RECEIVED DEDUCTION(1)
         ----                      ---------    ------------------------------
                                                            2000
                                                            ----
         PAYMENT DATES             MONTH END
         -------------             ---------
         Fixed Income                                       9.00
            Common Shares          $  0.1169
            Advisor Shares            0.1128
            Class A                       --
            Class B                       --
            Class C                       --

         Investment Grade Bond                                --
            Common Shares             0.0924

         New York Municipal(2)                                --
            Common Shares             0.0736

         High Income                                         N/A
            Common Shares             0.1446
            Class A                   0.1446
            Class B                   0.1339
            Class C                   0.1340
            Class D                   0.1481

         PAYMENT DATE               12/08/00
         ------------              ---------
         Global Fixed Income                                1.08
            Common Shares          $  0.3454
            Advisor Shares            0.2946

  The above information was provided to calendar year taxpayers via Form 1099-DIV mailed in January of 2001.

CREDIT SUISSE FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED) (CONCLUDED)

                                           ORDINARY                 % OF ORDINARY INCOME
                                            INCOME                 DIVIDEND QUALIFYING FOR
         FUND                             PER SHARE              DIVIDEND RECEIVED DEDUCTION
         ----                             ---------              ---------------------------
                                                                            2000
                                                                            ----
         PAYMENT DATES                    MONTH END
         -------------                    ---------
         Fixed Income                                                       0.47
            Common Shares                 $  0.5271
            Advisor Shares                   0.5063
            Class A                          0.1469
            Class B                          0.1299
            Class C                          0.1225

         Investment Grade Bond                                                --
            Common Shares                    0.4329

         New York Municipal                                                   --
            Common Shares                    0.3531

         High Income                                                         N/A
            Common Shares                    0.7144
            Class A                          0.7155
            Class B                          0.6619
            Class C                          0.6620
            Class D                          0.7319

         PAYMENT DATES           03/30/01, 06/29/01, 09/28/01
         -------------           ----------------------------
         Global Fixed Income                                                3.81
            Common Shares                 $  0.1100
            Advisor Shares                   0.1000

  Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2002.

 (1) Available to Corporate Shareholders only.
 (2) 100% of the dividends paid by this Fund were exempt-interest dividends for the purposes of federal income tax.

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

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPBDF-2-1001